Consolidated Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.79%,
04/20/37
(b)
................ USD 2,600 $ 2,599,264
Anchorage Capital CLO 11 Ltd.
(b)
Series 2019-11A, Class C1R2, (3-
mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.13%, 07/22/37 730 730,000
Series 2019-11AR, Class CR3, (3-
mo. CME Term SOFR at 1.90%
Floor + 1.90%), 0.00%, 07/22/39 1,000 1,000,000
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.98%, 02/15/38
(b)
..... 750 750,282
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.07%, 12/17/29
(b)
5,880 5,884,611
BBAM European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 2.75% Floor + 2.75%), 0.00%,
07/15/39
(c)
................ EUR 1,100 1,268,465
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.95%,
03/30/38
(b)
................ USD 730 729,674
Benefit Street Partners CLO Ltd.,
Series 2015-6BR, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 4.91%, 04/20/38
(b)
..... 1,000 998,595
BlueMountain CLO Ltd., Series 2014-
2A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%),
5.74%, 10/20/30
(b)
........... 465 464,189
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.51%, 07/15/31
(b)
..... 1,495 1,493,945
Canyon Capital CLO Ltd., Series 2016-
1A, Class CR2, (3-mo. CME Term
SOFR at 1.05% Floor + 1.05%),
5.15%, 07/15/31
(b)
........... 250 249,649
CarVal CLO IV Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.85% Floor + 2.85%), 6.58%,
03/31/38
(b)
................ 1,000 998,349
Cbam Ltd., Series 2018-7A, Class A,
(3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 5.09%, 07/20/31
(b)
9 8,817
CIFC Funding Ltd.
(b)
Series 2019-5A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.40%, 10/15/38 ... 800 802,576
Series 2024-3A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor
+ 1.23%), 5.04%, 07/21/39 ... 1,000 1,000,000
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.90%, 04/23/38 ... 500 499,199
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.90%, 04/20/38
(b)
........... 990 988,514
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.03%,
04/15/31
(b)
................ USD 5 $ 4,640
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.59%,
07/18/30
(b)
................ 233 232,698
Elmwood CLO II Ltd.
(b)
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.08%, 10/20/37 ... 400 400,483
Series 2019-2A, Class BRR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.43%, 10/20/37 ... 975 977,252
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.07%, 11/16/36
(b)
39 39,481
KKR CLO 17 Ltd., Series 17, Class AR,
(3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.09%, 04/15/34
(b)
450 450,113
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.89%, 04/23/38
(b)
..... 480 479,040
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class B1R, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 07/23/37
(b)
..... 250 250,062
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.28%, 04/15/37
(b)
..... 750 750,673
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.23%, 01/20/37
(b)
250 250,343
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.00%, 01/15/38
(b)
........... 1,230 1,230,503
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.86%, 04/20/38
(b)
1,350 1,347,852
Oaktree CLO Ltd.
(b)
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 4.72%, 01/15/35 ... 730 729,603
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.73%, 10/22/37 ... 1,000 1,002,958
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 5.01%, 07/19/38
(b)
..... 575 576,241
OHA Loan Funding Ltd., Series 2016-
1A, Class B1R2, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.43%, 07/20/37
(b)
........... 250 250,570
Pikes Peak CLO 4, Series 2019-4A,
Class ARR, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 4.96%,
07/15/34
(b)
................ 350 350,388

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.07%,
01/15/38
(b)
................ USD 730 $ 731,141
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.98%, 03/25/38
(b)
........... 1,100 1,098,619
Regatta XVIII Funding Ltd.
(b)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 4.91%, 04/15/38 ... 690 689,381
Series 2021-1A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.30%, 04/15/38 ... 600 601,710
Rockford Tower CLO Ltd.
(b)
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.64%, 04/20/34 ... 500 500,310
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.00%, 05/20/31 ... 5 4,755
RR 38 Ltd., Series 2025-38A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 4.90%,
04/15/40
(b)
................ 250 249,592
Sixth Street CLO XII Ltd., Series 2018-
12A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.35%, 01/17/39
(b)
........... 1,250 1,252,875
Sixth Street CLO XIII Ltd., Series 2019-
13A, Class D1R2, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%),
6.33%, 01/21/38
(b)
........... 1,000 991,451
Symphony CLO XXI Ltd., Series 2019-
21A, Class AR2, (3-mo. CME Term
SOFR at 0.90% Floor + 0.90%),
4.65%, 07/15/32
(b)
........... 225 225,168
36,134,031
Ireland — 0.8%
(a)
1988 Asset Management Euro CLO 1
DAC, Series 1X, Class D, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
5.40%, 04/15/40
(c)
........... EUR 1,500 1,728,416
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.03%,
02/15/37
(c)
................ 2,350 2,745,006
Anchorage Capital Europe CLO 10
DAC, Series 10X, Class DR, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
5.44%, 07/22/38
(c)
........... 1,204 1,388,369
Arbour CLO II DAC, Series 2014-2XR,
Class D3R, (3-mo. EURIBOR at
2.95% Floor + 2.95%), 0.00%,
08/15/39
(c)
................ 1,450 1,672,068
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 11/15/37
(c)
2,720 3,136,570
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.87%, 04/25/39
(c)
3,200 3,730,472
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.77%, 07/25/39
(c)
1,430 1,649,004
Security
Par (000)
Par (000) Value
Ireland (continued)
Arcano Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.72%, 01/17/39
(c)
EUR 3,700 $ 4,263,411
Ares European CLO VIII DAC, Series
8X, Class DRR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.26%,
04/17/39
(c)
................ 1,250 1,441,437
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.93%, 01/15/38
(c)
3,920 4,520,114
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.23%, 01/15/39
(c)
2,080 2,396,623
Arini European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 5.44%,
07/15/40
(c)
................ 1,985 2,297,661
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.58%, 10/15/38
(c)
960 1,102,872
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.23%, 04/15/38
(c)
1,440 1,654,735
Avoca CLO, Series 36X, Class D,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 0.00%, 07/15/40
(c)
..... 1,250 1,450,404
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.48%,
01/15/38
(c)
................ 1,560 1,806,447
BBAM European CLO I DAC, Series
1X, Class DRR, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 5.59%,
10/22/38
(c)
................ 1,950 2,255,353
Blackthorn Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.75%
Floor + 2.75%), 0.00%, 10/15/39
(c)
1,320 1,531,639
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.72%, 10/25/37
(c)
3,200 3,703,806
CIFC European Funding CLO I DAC,
Series 1XR, Class DRR, (3-mo.
EURIBOR at 2.90% Floor + 2.90%),
0.00%, 07/15/40
(c)
........... 1,350 1,556,752
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.43%, 10/15/39
(c)
........... 1,920 2,214,334
CIFC European Funding CLO III
DAC, Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor + 2.55%),
4.98%, 01/15/39
(c)
........... 1,400 1,603,260
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.53%, 10/15/37
(c)
2,030 2,319,868
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.92%,
01/23/38
(c)
................ 2,640 3,045,709
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.42%,
11/20/38
(c)
................. 2,000 2,294,019

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund IX DAC,
Series 9X, Class DRR, (3-mo.
EURIBOR at 2.90% Floor + 2.90%),
5.42%, 05/20/40
(c)
........... EUR 1,000 $ 1,154,415
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 5.08%, 08/15/33
(c)
..... 6,410 7,340,087
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.63%, 01/15/38
(c)
1,528 1,754,442
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.98%, 02/15/38
(c)
........... 2,720 3,112,603
Hambridge Euro CLO 1 DAC, Series
1X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.78%,
10/20/38
(c)
................ 1,920 2,237,888
Hambridge Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.50%,
01/20/39
(c)
................ 2,100 2,443,711
Harvest CLO XLI DAC, Series 41X,
Class D, (3-mo. EURIBOR at 2.90%
Floor + 2.90%), 0.00%, 07/15/39
(c)
1,100 1,268,465
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 5.07%, 04/25/39
(c)
.... 3,140 3,623,036
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.53%, 01/15/38
(c)
1,980 2,284,657
Henley CLO XVI DAC, Series 16X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 0.00%, 04/25/39
(c)
2,200 2,536,930
Henley CLO XVII DAC, Series 17X,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.48%, 07/25/39
(c)
974 1,127,023
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.63%, 01/15/39
(c)
3,370 3,895,004
Newbridge Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.50%
Floor + 2.50%), 4.70%, 04/15/40
(c)
1,940 2,207,788
OCP Euro CLO DAC, Series 2017-2X,
Class DRR, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.58%,
04/15/37
(c)
................ 742 851,520
Palmer Square European CLO DAC
(c)
Series 2024-2XR, Class DR, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 0.00%, 10/15/39 .... 1,000 1,153,150
Series 2026-2X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 0.00%, 08/15/39 .... 1,100 1,268,465
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.43%, 05/15/34 .... 2,400 2,770,415
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.33%, 05/15/34 .... 1,980 2,292,995
Security
Par (000)
Par (000) Value
Ireland (continued)
Penta CLO 14 DAC, Series 2023-14X,
Class DRR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.38%,
04/20/40
(c)
................ EUR 1,338 $ 1,544,971
Penta CLO 17 DAC, Series 2024-
17X, Class DR, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.88%,
02/15/39
(c)
................ 1,610 1,846,223
Prodigy Finance DAC
(b)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.34%, 07/25/51 ... USD 239 237,740
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.59%, 07/25/51 ... 138 137,622
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.74%, 07/25/51 ... 91 90,569
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.63%, 10/15/38
(c)
EUR 2,160 2,491,432
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 4.92%, 04/18/40
(c)
1,553 1,784,683
Rockford Tower Europe CLO DAC
(c)
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.47%, 10/25/37 .... 2,640 3,009,012
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.53%, 01/15/40 .... 1,450 1,665,880
Sculptor European CLO VIII DAC,
Series 8X, Class DR, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
5.12%, 01/17/39
(c)
........... 1,000 1,155,299
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.93%,
07/15/38
(c)
................ 1,619 1,865,886
Silver Point Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.20% Floor + 3.20%), 5.54%,
01/15/39
(c)
................ 1,264 1,461,066
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.74%, 04/20/37
(c)
4,300 4,988,772
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.50%, 08/25/38
(c)
1,500 1,735,490
Texas Debt Capital Euro CLO DAC
(c)
Series 2024-1X, Class DR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.12%, 07/16/40 .... 1,987 2,284,803
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.45%, 04/16/39 .... 3,200 3,694,090
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.74%, 10/20/38
(c)
3,828 4,441,190
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.88%, 01/15/38
(c)
2,960 3,435,553
Victory Street CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.53%, 01/15/39
(c)
2,350 2,722,460
141,423,684

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.0%
Avoca CLO XIII DAC, Series 13XR,
Class DRRR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 0.00%,
10/15/39
(a)(c)
............... EUR 1,200 $ 1,383,780
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 2,583 3,598,191
United States — 3.0%
Affirm Asset Securitization Trust
(b)
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... USD 2,291 2,292,707
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 1,021 1,020,881
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 367 367,198
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 16,364 14,197,983
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 3,304 2,505,704
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 2,184 1,526,829
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 1,332 943,556
ALLO Issuer LLC, Series 2026-1A,
Class A2, 5.61%, 06/20/56
(b)
.... 11,411 11,438,222
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(b)
..... 426 426,008
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(b)
................ 114 103,995
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(b)
................ 7,836 7,619,550
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(b)
2,999 3,008,691
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(b)
. 6,943 6,827,587
DigitalBridge Issuer LLC, Series 2026-
1A, Class A2, 6.33%, 06/25/56
(b)
. 3,737 3,711,797
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a)(b)(d)
........ 7,515 7,374,294
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 4,252 4,211,404
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52
(b)
.. 6,820 6,731,989
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.05%, 08/19/42
(a)(b)
.......... 5,070 5,074,975
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(b)
..... 8,116 8,100,893
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(b)
........... 2,609 2,079,372
GreenSky Home Improvement Issuer
Trust
(b)
Series 2026-REV1, Class A, 4.93%,
05/15/41 ............... 13,540 13,500,239
Series 2026-REV1, Class B, 5.20%,
05/15/41 ............... 1,134 1,126,699
Series 2026-REV1, Class C, 5.45%,
05/15/41 ............... 1,443 1,433,439
Security
Par (000)
Par (000) Value
United States (continued)
GreenSky Home Improvement Trust
(b)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... USD 4,057 $ 4,097,022
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 647 653,372
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a)(b)(d)
......... 28,076 28,667,932
Huntington Bank Auto Credit-Linked
Notes
(a)(b)
Series 2024-1, Class B2, (30-day
Average SOFR at 0.00% Floor +
1.40%), 5.02%, 05/20/32 .... 2,021 2,025,516
Series 2025-2, Class B2, (30-day
Average SOFR at 0.00% Floor +
1.20%), 4.82%, 09/20/33 .... 2,270 2,275,951
Iskandar Enterprise LLC
(b)
Series 2026-1A, Class A22, 5.34%,
04/17/56 ............... 4,467 4,383,564
Series 2026-1A, Class A23, 5.54%,
04/17/56 ............... 6,418 6,293,501
Lendingclub Rated Notes Issuer Trust
(b)
Series 2026-P1, Class A, 6.98%,
08/15/37 ............... 1,763 1,810,657
Series 2026-P1, Class B, 6.86%,
08/15/37 ............... 466 473,266
Series 2026-P1, Class C, 2.40%,
08/15/37 ............... 447 423,691
Series 2026-P1, Class D, 1.15%,
08/15/37 ............... 313 290,273
Series 2026-P1, Class E, 1.00%,
08/15/37 ............... 155 139,342
Series 2026-P1, Class F, 0.90%,
08/15/37 ............... 158 135,356
Series 2026-P1, Class R, 0.00%,
03/15/41 ............... 33 11,297
LendingClub Rated Notes Issuer Trust
(b)
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 4,228 4,234,601
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 379 376,243
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 762 754,910
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 305 301,105
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 488 480,826
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 244 240,320
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 106 285,199
Series 2026-P3, Class A, 7.55%,
12/15/37 ............... 3,733 3,861,217
Series 2026-P3, Class B, 6.25%,
12/15/37 ............... 690 692,870
Series 2026-P3, Class C, 2.95%,
12/15/37 ............... 749 712,597
Series 2026-P3, Class D, 1.45%,
12/15/37 ............... 521 482,776
Series 2026-P3, Class E, 1.01%,
12/15/37 ............... 367 326,833
Series 2026-P3, Class F, 0.86%,
12/15/37 ............... 277 233,521
Series 2026-P3, Class R, 0.00%,
06/17/41 ............... 40 1,960

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
LendingClub Structured Loan Certificate
Issuer Trust, Series 2025-P16, Class
A, 5.19%, 12/15/32
(b)
......... USD 5,912 $ 5,889,156
Lendmark Funding Trust
(b)
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 2,210 2,055,579
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 7,933 7,809,766
LMDV Issuer Co. LLC
(b)
Series 2026-1A, Class A2, 5.38%,
07/17/56 ............... 6,752 6,702,417
Series 2026-1A, Class B, 5.91%,
07/17/56 ............... 321 318,470
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(b)
................ 6,737 6,767,872
Mariner Finance Issuance Trust
(b)
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 5,203 5,216,341
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 861 870,682
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 6,808 6,724,961
Series 2026-AA, Class A, 5.01%,
05/20/39 ............... 5,196 5,176,643
Mercury Financial Credit Card Master
Trust, Series 2026-2A, Class A,
5.07%, 06/21/32
(b)
........... 6,356 6,309,632
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2025-FL20, Class
A, (1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.12%, 02/18/43
(a)(b)
5,752 5,758,172
Mtp Abs Funding LLC
(b)
Series 2026-1A, Class A2, 5.20%,
04/25/56 ............... 6,703 6,629,455
Series 2026-1A, Class B, 5.88%,
04/25/56 ............... 1,441 1,430,764
Navient Education Loan Trust
(b)
Series 2026-A, Class A, 4.86%,
09/15/56 ............... 1,961 1,934,617
Series 2026-A, Class B, 5.06%,
09/15/56 ............... 617 605,406
Navient Private Education Refi Loan
Trust
(b)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(a)
......... 4,460 4,335,073
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,245 1,091,510
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,344 3,067,498
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 3,754 3,802,150
Navient Refinance Loan Trust
(b)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 5,313 5,244,307
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 3,705 3,668,890
Nelnet Student Loan Trust
(b)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 6,099 5,458,493
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 6,030 5,378,691
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 6,450 5,598,508
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... USD 850 $ 736,500
Series 2025-AA, Class A1B, (30-day
Average SOFR at 0.00% Floor +
1.10%), 4.73%, 03/15/57
(a)
... 9,201 9,157,946
Series 2025-CA, Class A1B, (30-day
Average SOFR at 1.35% Floor +
1.35%), 4.97%, 06/22/65
(a)
... 6,051 6,058,562
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 1,390 1,328,249
Perimeter Master Note Business Trust
(b)
Series 2026-1A, Class A, 6.01%,
01/15/32 ............... 13,300 13,264,388
Series 2026-1A, Class B, 6.50%,
01/15/32 ............... 2,100 2,092,465
Series 2026-1A, Class C, 8.73%,
01/15/32 ............... 1,800 1,793,735
Series 2026-1A, Class D, 11.51%,
01/15/32 ............... 1,299 1,294,220
PFS Financing Corp., 5.54%,
10/16/28
(b)(d)
............... 10,000 10,010,000
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(b)
................ 5,855 5,708,798
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%,
10/05/55 ............... 7,472 7,228,275
Series 2026-6A, Class A21, 5.34%,
07/05/56 ............... 3,852 3,809,641
Series 2026-7A, Class A21, 5.59%,
07/05/56 ............... 11,550 11,326,889
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(b)
................ 9,605 9,529,388
Republic Finance Issuance Trust
(b)
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 8,036 8,041,405
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 8,768 8,646,824
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(b)
........... 6,226 6,050,489
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(b)(d)
27,070 26,902,166
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.43%, 01/15/39
(a)(c)
EUR 1,677 1,942,318
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.54%, 10/15/41
(a)(b)
.... USD 7,642 7,920,709
SMB Private Education Loan Trust
(b)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 418 406,000
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 10,776 9,247,335
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 368 357,921
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 706 626,322
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 197 173,384
Series 2024-D, Class A1B, (30-day
Average SOFR at 1.10% Floor +
1.10%), 4.72%, 07/15/53
(a)
... 5,785 5,747,920

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SoFi Consumer Loan Program Trust
(b)
Series 2026-B, Class A, 4.40%,
02/25/36 ............... USD 12,850 $ 12,840,095
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 1,665 1,652,768
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 1,589 1,578,895
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 1,560 1,551,857
SoFi Personal Loan Trust
(b)
Series 2023-1,  0.00%, 10/15/30
(e)
164 1,672,010
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 1,899 1,900,327
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 901 900,476
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(b)
......... 148 3,337,247
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(b)
... 5,125 5,145,084
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(b)
.... 7,997 7,868,015
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(b)
.... 7,941 7,779,408
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(b)
................ 3,402 3,389,122
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 1,114 1,112,787
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 2,327 2,328,868
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 2,356 2,355,793
Series 2026-ST2, Class A, 4.41%,
06/15/34 ............... 4,120 4,116,933
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(b)
..... 6,138 6,094,387
503,160,704
Total Asset-Backed Securities — 4.0%
(Cost: $696,435,457) ............................. 685,700,390
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(f)
............... 84,914 4,461,382
Australia — 0.3%
BHP Group Ltd. ............... 163,609 6,896,211
Brambles Ltd. ................ 113,538 1,558,616
Fortescue Ltd. ................ 285,514 3,704,903
Macquarie Group Ltd. ........... 42,451 7,535,852
Mirvac Group
(g)
............... 2,468,685 3,096,158
National Australia Bank Ltd. ....... 372,964 10,799,531
PLS Group Ltd.
(f)
.............. 468,716 1,361,915
Quintis HoldCo Pty. Ltd.
(d)(f)(h)
...... 43,735,802 308
Rio Tinto Ltd. ................ 39,697 4,731,158
Transurban Group
(g)
............ 840,852 8,732,046
Woodside Energy Group Ltd. ...... 269,660 6,311,377
54,728,075
Austria — 0.0%
Raiffeisen Bank International AG ... 11,594 796,028
Security
Shares
Shares Value
Belgium — 0.0%
KBC Group NV ............... 31,954 $ 4,596,862
UCB SA .................... 1,320 338,823
4,935,685
Brazil — 0.2%
Banco do Brasil SA ............ 208,251 872,583
ERO Copper Corp.
(f)(i)
........... 25,938 697,992
Klabin SA ................... 428,413 1,542,376
Localiza Rent a Car SA .......... 103,544 771,706
Lojas Renner SA .............. 2,192,152 5,859,692
MercadoLibre, Inc.
(f)
............ 4,238 7,958,752
Rede D'Or Sao Luiz SA
(b)(c)
....... 61,616 418,986
Rumo SA ................... 602,084 1,712,723
StoneCo Ltd. , Class A ........... 95,147 1,082,297
Vale SA .................... 134,488 2,025,352
Vale SA , ADR, Class B .......... 133,767 2,014,531
Vibra Energia SA .............. 880,912 6,254,308
XP, Inc. , Class A .............. 36,521 623,048
31,834,346
Canada — 1.4%
Agnico Eagle Mines Ltd. ......... 26,302 3,818,514
Algoma Steel Group, Inc.
(f)
........ 547,037 2,106,093
Bank of Nova Scotia (The) ........ 132,262 11,601,996
Barrick Mining Corp. ............ 591,539 21,710,370
BCE, Inc. ................... 363,293 7,880,829
Cameco Corp. ................ 447,401 38,646,498
Canadian National Railway Co. .... 32,716 4,159,951
Celestica, Inc.
(f)
............... 14,797 4,896,305
Cenovus Energy, Inc. ........... 1,184,312 35,754,379
CGI, Inc. , Class A ............. 169,650 12,417,724
Enbridge, Inc. ................ 105,423 5,736,467
First Majestic Silver Corp.
(i)
....... 290,915 4,366,267
Fortis, Inc. .................. 218,048 12,412,334
Intact Financial Corp. ........... 12,501 2,454,542
Kinross Gold Corp. ............. 89,777 2,069,831
Methanex Corp. ............... 56,837 3,157,295
Metro, Inc. .................. 90,014 5,983,168
Power Corp. of Canada ......... 21,250 1,452,188
Shopify, Inc. , Class A
(f)
.......... 66,929 7,838,502
Suncor Energy, Inc. ............ 655,151 43,996,087
Toronto-Dominion Bank (The) ..... 108,374 12,990,810
245,450,150
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 5,047 42,900
China — 0.9%
Alibaba Group Holding Ltd. , ADR ... 56,222 6,873,139
ANTA Sports Products Ltd. ....... 379,200 3,816,428
Baidu, Inc. , ADR, Class A
(f)
....... 5,016 557,328
BYD Co. Ltd. , Class H .......... 1,387,500 16,587,340
China Galaxy Securities Co. Ltd. , Class
H ...................... 2,693,000 2,615,436
China Hongqiao Group Ltd. ....... 1,120,500 3,525,836
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 27,800 1,628,584
Contemporary Amperex Technology Co.
Ltd. , Class H
(i)
.............. 103,472 8,191,337
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 163,800 3,295,660
Geely Automobile Holdings Ltd. , Class
A ...................... 2,101,000 5,304,473
GigaDevice Semiconductor, Inc. , Class
A ...................... 41,500 2,317,318
Great Wall Motor Co. Ltd. , Class A .. 2,811,441 6,997,143
Kuaishou Technology
(b)(c)
......... 439,900 2,449,866

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Lenovo Group Ltd. ............. 2,546,000 $ 7,786,159
Meituan , Class B
(b)(c)(f)
........... 213,500 2,520,683
New Oriental Education & Technology
Group, Inc. , ADR ............ 31,058 1,829,006
Tencent Holdings Ltd. ........... 915,307 55,927,990
Tencent Holdings Ltd. , ADR ....... 1,388 85,265
Victory Giant Technology Huizhou Co.
Ltd. , Class H
(f)(i)
............. 27,300 635,700
WuXi Biologics Cayman, Inc.
(b)(c)(f)
... 436,000 2,151,880
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class A ........ 40,000 1,596,481
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class H
(b)(c)
..... 320,000 3,881,479
Zhongji Innolight Co. Ltd. , Class A .. 38,800 5,163,058
145,737,589
Czech Republic — 0.0%
Komercni Banka A/S ........... 21,448 1,074,111
Moneta Money Bank A/S
(b)(c)
...... 70,539 645,523
1,719,634
Denmark — 0.2%
Ascendis Pharma A/S
(f)
.......... 6,042 1,473,704
Coloplast A/S , Class B .......... 31,982 2,114,962
Danske Bank A/S .............. 109,487 6,300,944
DSV A/S .................... 52,737 11,397,574
NKT A/S
(f)
................... 30,954 4,224,835
25,512,019
Egypt — 0.1%
Commercial International Bank Egypt
SAE .................... 1,788,474 4,955,613
EFG Holding S.A.E. ............ 1,623,279 836,383
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 6,266,794 2,325,574
8,117,570
Finland — 0.1%
Neste OYJ .................. 35,471 1,257,035
Sampo OYJ , Class A ........... 672,163 7,442,024
Wartsila OYJ Abp .............. 121,076 4,105,967
12,805,026
France — 1.6%
Airbus SE ................... 254,656 59,782,715
BNP Paribas SA .............. 42,654 5,419,990
Engie SA ................... 419,921 13,089,411
EssilorLuxottica SA ............ 35,560 6,732,289
Hermes International SCA ........ 9,376 16,613,092
Legrand SA ................. 92,627 14,082,014
L'Oreal SA .................. 5,166 2,300,912
LVMH Moet Hennessy Louis Vuitton SE 35,557 19,525,603
Publicis Groupe SA ............ 46,280 4,939,490
Safran SA ................... 38,011 14,937,614
Sanofi SA ................... 122,728 10,568,315
Schneider Electric SE ........... 109,638 36,836,790
Societe Generale SA ........... 707,996 66,549,258
TotalEnergies SE .............. 43,464 3,831,808
275,209,301
Georgia — 0.0%
TBC Bank Group plc ........... 71,060 4,614,472
Germany — 1.1%
Bayer AG (Registered) .......... 150,027 8,325,866
Caresyntax, Inc.
(d)(f)
............ 84,881 1
Deutsche Bank AG (Registered) .... 795,487 29,278,708
Deutsche Telekom AG (Registered) . 344,623 10,635,412
Security
Shares
Shares Value
Germany (continued)
Innio NV
(f)
................... 29,090 $ 710,378
Mercedes-Benz Group AG ........ 352,684 19,069,337
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 6,519 3,915,964
Rheinmetall AG ............... 5,572 7,365,901
RWE AG ................... 137,746 9,061,343
SAP SE .................... 100,299 18,384,323
Siemens AG (Registered) ........ 84,013 27,526,572
Siemens Energy AG ............ 271,102 46,315,896
180,589,701
Greece — 0.0%
Athens International Airport SA ..... 121,985 1,485,443
National Bank of Greece SA ...... 61,695 1,154,379
2,639,822
Hong Kong — 0.2%
AIA Group Ltd. ............... 1,829,400 18,441,996
Prudential plc ................ 373,525 5,613,539
Techtronic Industries Co. Ltd. ...... 273,000 4,586,388
28,641,923
Hungary — 0.0%
OTP Bank Nyrt. ............... 33,874 5,018,157
India — 0.5%
Axis Bank Ltd. ................ 97,402 1,254,278
Bandhan Bank Ltd.
(b)(c)
.......... 408,022 744,240
GAIL India Ltd. ............... 577,581 1,097,331
Hindustan Aeronautics Ltd.
(c)
...... 163,660 7,971,987
IndusInd Bank Ltd. ............. 84,294 893,936
Infosys Ltd. .................. 540,100 6,415,876
ITC Ltd. .................... 1,382,022 4,068,617
Lenskart Solutions Ltd.
(f)
......... 1,932,017 11,365,748
LG Electronics India Ltd.
(f)
........ 325,327 5,080,591
Mahindra & Mahindra Ltd. ........ 588,827 20,966,737
Malpani Pipes & Fittings Ltd.
(f)
..... 4,800 3,230
Manappuram Finance Ltd. ........ 415,380 1,618,247
SAI Life Sciences Ltd.
(b)(c)(f)
........ 66,270 913,737
Sammaan Capital Ltd.
(f)
......... 720,445 1,225,756
SBI Life Insurance Co. Ltd.
(b)(c)
..... 863,446 17,021,709
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$8,580,000)
(d)(f)(j)
............ 5,720 —
80,642,020
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 16,181,600 3,764,973
Bank Syariah Indonesia Persero Tbk.
PT ..................... 1,750,770 176,841
3,941,814
Ireland — 0.0%
AerCap Holdings NV ........... 11,494 1,734,445
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 346,564 20,794
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 144,513 5,059,400
5,080,194
Italy — 0.9%
FinecoBank Banca Fineco SpA .... 273,081 7,481,566
Intesa Sanpaolo SpA ........... 4,005,970 30,282,379
Leonardo SpA ................ 73,071 4,657,148
Prysmian SpA ................ 35,545 4,904,973
Technoprobe SpA
(f)
............ 30,226 966,835

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy (continued)
UniCredit SpA ................ 1,144,279 $ 107,919,086
156,211,987
Japan — 1.9%
Advantest Corp. ............... 41,700 8,239,167
Aeon Co. Ltd. ................ 637,000 5,465,281
Asahi Kasei Corp. ............. 163,000 1,740,016
Chugai Pharmaceutical Co. Ltd. .... 56,200 2,438,594
Daiichi Sankyo Co. Ltd. .......... 409,200 6,613,302
Daiwa Securities Group, Inc. ...... 518,800 5,803,632
Denso Corp. ................. 927,600 11,389,911
Disco Corp. .................. 23,300 8,328,222
ENEOS Holdings, Inc. .......... 601,200 4,965,029
Fast Retailing Co. Ltd. .......... 35,300 17,285,325
Fujitsu Ltd. .................. 397,500 9,162,086
Furukawa Electric Co. Ltd. ........ 118,200 2,255,484
Ibiden Co. Ltd. ................ 3,700 370,159
Idemitsu Kosan Co. Ltd. ......... 177,000 1,449,016
Isetan Mitsukoshi Holdings Ltd. .... 142,300 3,176,044
Isuzu Motors Ltd. .............. 315,700 4,710,103
Japan Exchange Group, Inc. ...... 326,200 4,437,333
Japan Post Bank Co. Ltd. ........ 547,600 10,587,920
Japan Post Holdings Co. Ltd. ...... 762,000 11,273,304
Japan Tobacco, Inc. ............ 202,700 9,037,763
Kajima Corp. ................. 200,800 6,709,581
Kakaku.com, Inc. .............. 21,800 506,400
Kansai Paint Co. Ltd. ........... 82,286 1,456,591
Kao Corp. ................... 171,900 3,533,590
Kioxia Holdings Corp.
(f)
.......... 94,600 26,368,467
Kokusai Electric Corp. .......... 127,100 5,721,375
Kyocera Corp. ................ 100,000 2,280,680
Lasertec Corp. ............... 11,400 2,618,948
LY Corp. .................... 2,047,100 5,703,721
MISUMI Group, Inc. ............ 181,400 4,315,682
Mitsubishi Heavy Industries Ltd. .... 644,700 15,061,699
Mitsubishi UFJ Financial Group, Inc. . 2,166,049 48,381,949
Mizuho Financial Group, Inc. ...... 38,600 2,001,186
MS&AD Insurance Group Holdings, Inc. 83,000 2,555,036
Murata Manufacturing Co. Ltd. ..... 56,300 2,565,274
Nexon Co. Ltd. ............... 207,300 3,248,900
Nidec Corp.
(f)
................. 606,600 9,740,689
Nissan Chemical Corp. .......... 71,900 3,342,100
Obayashi Corp. ............... 158,200 3,109,311
Obic Co. Ltd. ................. 79,400 2,277,475
Otsuka Holdings Co. Ltd. ........ 31,000 2,149,523
Rakus Co. Ltd. ............... 230,590 1,557,304
Rakuten Group, Inc.
(f)
........... 475,600 2,479,851
Resonac Holdings Corp. ......... 43,100 3,590,193
Ryohin Keikaku Co. Ltd. ......... 192,600 5,051,953
Santen Pharmaceutical Co. Ltd. .... 159,307 1,880,811
SBI Holdings, Inc. ............. 131,900 2,490,046
Seven & i Holdings Co. Ltd. ....... 443,800 5,884,843
Sompo Holdings, Inc. ........... 107,400 4,768,199
Suzuki Motor Corp. ............ 228,200 2,978,820
Taiyo Yuden Co. Ltd. ........... 56,500 3,494,024
TDK Corp. .................. 279,500 5,374,357
Tokyo Electron Ltd. ............ 27,900 9,328,011
331,254,280
Kazakhstan — 0.1%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 146,321 4,689,588
Kaspi.KZ JSC , ADR ............ 56,627 5,027,345
NAC Kazatomprom JSC , GDR ..... 27,054 1,728,256
11,445,189
Security
Shares
Shares Value
Luxembourg — 0.0%
Altice France Lux 3
(f)
............ 7,570 $ 144,802
Macau — 0.0%
Wynn Macau Ltd. .............. 3,685,328 2,671,516
Mexico — 0.2%
America Movil SAB de CV, Series B . 2,950,435 3,759,699
Fomento Economico Mexicano SAB de
CV ..................... 38,140 487,664
Fresnillo plc ................. 279,381 9,411,208
Grupo Aeromexico SAB de CV , ADR
(f)(i)
33,601 517,455
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 71,971 1,993,097
Grupo Financiero Banorte SAB de CV ,
Class O .................. 957,026 11,083,477
Promotora y Operadora de
Infraestructura SAB de CV ..... 31,744 501,266
Southern Copper Corp. .......... 9,147 1,671,248
Wal-Mart de Mexico SAB de CV .... 1,864,749 5,410,297
34,835,411
Netherlands — 1.5%
ABN AMRO Bank NV , CVA
(c)
...... 785,128 35,517,240
ASM International NV ........... 5,606 5,191,992
ASML Holding NV ............. 97,356 160,437,380
Euronext NV
(b)(c)
............... 16,097 2,943,272
ING Groep NV ................ 1,504,466 52,869,279
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $10,172,087)
(d)(f)(j)
.. 5,237 1,228,548
Universal Music Group NV ....... 165,874 2,736,848
260,924,559
Norway — 0.1%
Equinor ASA ................. 221,720 9,101,813
Kongsberg Gruppen ASA ........ 136,326 4,260,592
13,362,405
Philippines — 0.0%
Ayala Corp. .................. 83,600 698,326
Bank of the Philippine Islands ..... 684,170 1,142,878
DigiPlus Interactive Corp. ........ 2,836,860 452,260
Metropolitan Bank & Trust Co. ..... 633,600 678,511
2,971,975
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 77,679 5,120,198
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 92,772 2,778,789
Powszechny Zaklad Ubezpieczen SA 278,334 5,300,490
13,199,477
Portugal — 0.0%
Banco Comercial Portugues SA , Class
R ...................... 1,560,782 1,923,050
Puerto Rico — 0.0%
Popular, Inc. ................. 19,411 3,401,001
Republic of Turkiye — 0.0%
(i)
Eldorado Gold Corp. ............ 69,227 2,089,963
KOC Holding A/S .............. 286,027 1,183,383
3,273,346
Romania — 0.0%
Banca Transilvania SA .......... 201,621 1,634,370
Saudi Arabia — 0.1%
Ades Holding Co. .............. 680,441 3,014,922
Al Rajhi Bank ................ 156,476 2,611,394

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Saudi Arabia (continued)
Etihad Etisalat Co. ............. 240,484 $ 3,979,785
Saudi National Bank (The) ........ 55,344 579,142
Yanbu National Petrochemical Co. .. 282,413 2,310,996
12,496,239
Singapore — 0.0%
UOL Group Ltd. ............... 181,454 1,400,159
South Africa — 0.1%
FirstRand Ltd. ................ 1,440,032 8,612,215
Kumba Iron Ore Ltd. ............ 58,550 929,329
Mr Price Group Ltd. ............ 223,538 2,301,104
Valterra Platinum Ltd. ........... 47,201 3,534,444
Vodacom Group Ltd. ........... 659,101 6,384,658
21,761,750
South Korea — 1.2%
Doosan Enerbility Co. Ltd.
(f)
....... 19,700 902,829
Hanmi Semiconductor Co. Ltd. ..... 23,110 3,340,769
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 26,338 6,994,321
Hyundai Motor Co. ............. 3,123 827,461
Hyundai Rotem Co. Ltd. ......... 43,591 4,050,905
Kia Corp. ................... 12,416 1,119,429
Krafton, Inc. ................. 6,142 1,037,971
KT&G Corp. ................. 43,914 5,464,589
Misto Holdings Corp. ........... 20,577 645,665
Samsung Electronics Co. Ltd. ..... 639,644 111,333,125
SK hynix, Inc. , ADR
(f)(i)
.......... 162,058 23,292,596
SK Hynix, Inc. ................ 43,311 49,186,385
208,196,045
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 287,097 8,047,878
Banco de Sabadell SA .......... 1,374,455 5,276,845
Bankinter SA ................. 172,433 3,171,893
CaixaBank SA ................ 719,355 10,449,601
Indra Sistemas SA ............. 80,779 5,310,942
Naturgy Energy Group SA ........ 60,989 2,034,585
Repsol SA .................. 289,350 8,831,261
43,123,005
Sweden — 0.2%
Atlas Copco AB , Class A ......... 601,089 12,700,907
Industrivarden AB , Class A ....... 29,043 1,674,709
Saab AB , Class B ............. 76,894 4,831,851
Svenska Handelsbanken AB , Class A 127,745 1,953,294
Telefonaktiebolaget LM Ericsson , Class
B ...................... 637,326 6,269,175
Volvo AB , Class B ............. 163,204 6,242,838
33,672,774
Switzerland — 0.4%
Galderma Group AG ............ 122,345 26,623,679
Julius Baer Group Ltd. .......... 129,977 11,427,657
Nestle SA (Registered) .......... 49,063 4,903,899
Partners Group Holding AG ....... 4,976 4,147,641
TE Connectivity plc ............ 119,037 24,484,720
Zurich Insurance Group AG ....... 3,381 2,575,403
74,162,999
Taiwan — 2.0%
Accton Technology Corp. ........ 55,000 3,564,935
Alchip Technologies Ltd. ......... 6,000 553,763
ASE Technology Holding Co. Ltd. ... 108,000 1,842,967
Asia Vital Components Co. Ltd. .... 21,000 1,476,884
ASMedia Technology, Inc. ........ 88,000 3,534,717
Chroma ATE, Inc. .............. 42,000 2,638,695
Security
Shares
Shares Value
Taiwan (continued)
Delta Electronics, Inc. ........... 82,000 $ 4,034,204
Elite Material Co. Ltd. ........... 18,000 2,583,949
Formosa Chemicals & Fibre Corp. .. 1,649,000 2,871,468
Fortune Electric Co. Ltd.
(f)
........ 128,000 2,766,195
Genius Electronic Optical Co. Ltd. .. 137,713 2,021,612
Gold Circuit Electronics Ltd. ....... 39,000 934,762
Hon Hai Precision Industry Co. Ltd. .. 411,000 3,138,810
Hon Precision, Inc. ............. 57,000 10,572,490
Jentech Precision Industrial Co. Ltd. . 22,000 2,278,767
Nan Ya Plastics Corp. ........... 898,000 4,266,697
Nanya Technology Corp. ......... 1,063,000 11,364,780
Phison Electronics Corp. ......... 29,000 1,427,246
Powerchip Semiconductor
Manufacturing Corp.
(f)
......... 2,782,000 4,549,994
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 3,336,957 246,818,946
Tripod Technology Corp. ......... 584,000 6,557,177
TS Financial Holding Co. Ltd. ...... 1,449,700 1,596,271
United Integrated Services Co. Ltd. .. 144,000 4,819,101
Winbond Electronics Corp. ....... 2,487,000 9,592,079
335,806,509
Thailand — 0.1%
Amata Corp. PCL .............. 4,435,300 3,826,809
CP ALL PCL ................. 1,641,300 2,353,139
Krungthai Card PCL , Class F ...... 2,828,100 3,227,693
True Corp. PCL , NVDR .......... 1,974,800 849,137
10,256,778
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC . 237,510 967,660
Air Arabia PJSC ............... 1,211,833 1,607,188
Aldar Properties PJSC .......... 724,827 1,462,329
Borouge plc ................. 1,428,293 933,035
Emaar Development PJSC ....... 212,226 746,858
Emaar Properties PJSC ......... 1,023,353 3,054,269
Emirates Integrated
Telecommunications Co. PJSC .. 561,382 1,858,537
NMC Health plc
(d)(f)
............. 1,077,976 14
Optasia Ltd.
(f)(i)
................ 921,050 812,269
11,442,159
United Kingdom — 2.9%
Anglo American plc ............ 152,352 7,712,287
Anthropics Technology Ltd., Series G
(d)(f)
30,919 18,211,585
AstraZeneca plc .............. 301,363 51,264,957
BAE Systems plc .............. 1,837,039 52,005,349
British American Tobacco plc ...... 614,605 37,282,520
British Land Co. plc (The) ........ 293,125 1,752,779
Compass Group plc ............ 754,543 23,961,161
Convatec Group plc
(b)(c)
.......... 522,581 1,579,069
Diploma plc .................. 76,064 7,532,836
DPC Holdings plc
(f)
............. 9,153 417,377
Genius Sports Ltd.
(f)
............ 477,759 3,310,870
GSK plc .................... 333,394 8,669,198
Haleon plc .................. 783,080 3,833,616
Imperial Brands plc ............ 113,413 4,304,123
Included Health, (Acquired 06/03/24,
cost $31,181,561)
(d)(f)(j)
........ 11,562,554 9,828,171
Lloyds Banking Group plc ........ 1,383,556 2,138,448
National Grid plc .............. 3,620,559 57,950,137
NatWest Group plc ............. 1,272,021 11,998,505
RELX plc ................... 629,270 22,132,658
Rolls-Royce Holdings plc ........ 4,756,503 94,890,609
Shell plc .................... 1,232,564 56,516,438
St. James's Place plc ........... 345,948 4,915,538

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Unilever plc .................. 161,983 $ 10,306,587
492,514,818
United States — 46.7%
3M Co. ..................... 51,464 9,072,074
Abbott Laboratories ............ 65,637 6,937,831
AbbVie, Inc. ................. 316,806 79,499,298
Accenture plc , Class A .......... 120,928 20,064,374
Advanced Micro Devices, Inc.
(f)
.... 185,035 88,104,415
Agilent Technologies, Inc. ........ 74,333 10,285,457
Air Products & Chemicals, Inc. ..... 17,326 5,109,264
Airbnb, Inc. , Class A
(f)
........... 135,790 20,574,901
Akamai Technologies, Inc.
(f)
....... 33,083 3,810,500
Albemarle Corp. .............. 19,971 2,349,388
ALL Health Services Corp., (Acquired
06/03/24, cost $0)
(d)(f)(j)
........ 304 —
Alphabet, Inc. , Class C .......... 981,947 350,211,398
Altria Group, Inc. .............. 196,615 13,434,703
Amazon.com, Inc.
(f)
............ 1,025,826 278,593,825
AMC Global Media, Inc. , Class A
(f)
.. 90,448 1,013,018
Ameren Corp. ................ 68,294 7,485,705
AMETEK, Inc. ................ 20,454 4,943,936
Amphenol Corp. , Class A ........ 12,494 2,007,786
Analog Devices, Inc. ............ 7,791 2,862,491
Anduril Engineering LLC, Series
H, (Acquired 04/28/26, cost
$3,314,005)
(d)(f)(j)
............ 48,062 3,313,875
APA Corp. .................. 639,836 23,878,680
Apple, Inc.
(k)
................. 1,281,807 395,963,000
Applied Aerospace & Defense, Inc.
(f)(i)
360,282 6,737,273
Applied Materials, Inc. .......... 50,601 25,688,610
AppLovin Corp. , Class A
(f)
........ 17,687 7,002,283
Archer-Daniels-Midland Co. ....... 68,793 5,453,221
Arista Networks, Inc.
(f)
........... 143,872 25,947,315
Ascent Resources LLC
(d)(f)(l)
....... 6,012,656 6,132,909
ATI, Inc.
(f)
................... 18,612 3,488,633
Automatic Data Processing, Inc. .... 15,264 4,067,245
AutoZone, Inc.
(f)
............... 5,434 16,390,302
Avaya LLC
(f)
................. 1,123 16,003
Bank of America Corp. .......... 1,533,793 95,018,476
Bank of New York Mellon Corp. (The) 39,116 6,115,004
Berkshire Hathaway, Inc. , Class B
(f)
.. 13,949 7,135,471
Biogen, Inc.
(f)
................. 8,558 1,736,846
Blackstone, Inc. , Class A ......... 70,000 8,942,500
Boeing Co. (The)
(f)
............. 557,920 120,588,829
Booking Holdings, Inc. .......... 233,517 45,045,429
Boston Scientific Corp.
(f)
......... 179,663 8,395,652
BP plc ..................... 1,678,524 12,611,028
Bristol-Myers Squibb Co. ......... 62,060 4,053,139
Broadcom, Inc. ............... 538,905 209,784,938
Broadridge Financial Solutions, Inc. . 134,998 20,782,942
Cadence Design Systems, Inc.
(f)
.... 116,588 39,642,252
Caesars Entertainment, Inc.
(f)
...... 83,482 2,483,589
Capital One Financial Corp. ....... 195,882 40,941,226
Cardinal Health, Inc. ............ 31,623 7,274,239
Carrier Global Corp. ............ 80,035 4,946,963
Carvana Co. , Class A
(f)
.......... 81,938 5,109,654
Caterpillar, Inc. ............... 66,142 53,893,163
CBOE Global Markets, Inc. ....... 7,935 2,461,675
CBRE Group, Inc. , Class A
(f)
...... 57,804 8,486,205
Cencora, Inc. ................ 17,047 5,307,413
Centene Corp.
(f)
............... 59,849 3,723,805
Century Communities, Inc. ....... 55,268 3,711,799
Cerebras Systems, Inc. , Class A
(f)
... 56,528 11,232,679
Charles Schwab Corp. (The) ...... 267,801 28,183,377
Charter Communications, Inc. , Class A
(f)
22,195 3,217,831
Security
Shares
Shares Value
United States (continued)
Cheniere Energy, Inc. ........... 108,139 $ 28,502,196
Cisco Systems, Inc. ............ 627,100 72,737,329
Citigroup, Inc. ................ 815,845 108,058,670
Citizens Financial Group, Inc. ..... 659,884 47,280,689
Clean Harbors, Inc.
(f)
........... 6,133 1,918,893
CME Group, Inc. , Class A ........ 56,416 15,107,641
Coca-Cola Co. (The) ........... 74,359 6,513,105
Coinbase Global, Inc. , Class A
(f)
.... 16,888 2,470,039
CoreWeave, Inc. , Class A
(f)
....... 112,889 8,102,044
Corning, Inc. ................. 76,498 10,575,848
Costco Wholesale Corp. ......... 76,168 72,503,558
Crescent Midstream Private
(d)(f)(l)
.... 5,696,000 7,461,760
CRH plc .................... 220,257 20,926,618
Crowdstrike Holdings, Inc. , Class A
(f)
. 64,796 12,366,965
Crown PropTech Acquisitions
(d)(f)
.... 308,496 246,471
Crown PropTech Acquisitions , Class A
(f)
108,245 1,281,621
CSX Corp. .................. 999,992 50,399,597
Darden Restaurants, Inc. ........ 66,017 13,439,741
Datadog, Inc. , Class A
(f)
......... 47,412 12,704,994
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$0)
(f)(j)(l)
................... —
(m)
21,002,570
Deckers Outdoor Corp.
(f)
......... 65,453 6,341,087
Delta Air Lines, Inc. ............ 598,918 52,369,390
Devon Energy Corp. ............ 99,546 4,492,511
DF Residential III LP
(d)(f)
.......... 10,429,752 10,429,752
Df Residential Lp
(d)(f)
............ 3,281,581 3,281,581
Digital Realty Trust, Inc. ......... 64,515 12,162,368
Dollar General Corp. ........... 125,220 15,909,201
DoorDash, Inc. , Class A
(f)
........ 45,188 8,864,078
Dow, Inc. ................... 87,535 2,651,435
DR Horton, Inc. ............... 191,837 27,444,201
DuPont de Nemours, Inc. ........ 19,872 2,722,464
EagleRock Land LLC , Class A
(f)
.... 166,772 3,734,025
Eaton Corp. plc ............... 13,346 5,541,259
eBay, Inc. ................... 48,542 5,534,273
EchoStar Corp. , Class A
(f)
........ 77,379 6,506,800
Ecolab, Inc. ................. 43,376 12,042,479
Edwards Lifesciences Corp.
(f)
...... 273,995 23,582,750
Elevance Health, Inc. ........... 20,870 7,843,781
Eli Lilly & Co. ................ 185,561 213,179,899
Emerson Electric Co. ........... 30,983 4,641,873
EOC Partners Fund LP
(d)(f)(l)
....... 23,289,877 23,289,877
Epic Games, Inc., (Acquired 10/17/24,
cost $33,724,034)
(d)(f)(j)
........ 61,803 27,245,853
EQT Corp. .................. 613,627 32,700,183
Estately, Inc.
(d)(f)
............... 225,087 225,087
Estee Lauder Cos., Inc. (The) , Class A 347,198 29,129,912
EXO Capital Technologies, Inc.,
(Acquired 05/22/25, cost
$8,339,244)
(d)(f)(j)
............ 14,236 427
Experian plc ................. 155,554 5,869,008
ExxonMobil Holdings Corp.
(f)
...... 499,500 77,642,280
Fair Isaac Corp.
(f)
.............. 3,501 3,931,518
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$40,652,984)
(d)(f)(j)
............ 599,248 58,804,206
Farmers Business Network, Inc.
(d)(f)
.. 310,205 313,307
Fastenal Co. ................. 336,045 16,032,707
Fervo Energy Co. , Class A
(f)(i)
...... 442,714 9,978,774
Fifth Third Bancorp ............ 1,010,807 57,110,595
First Citizens BancShares, Inc. , Class A 3,227 7,056,320
First Horizon Corp. ............. 173,322 4,443,976
First Solar, Inc.
(f)
.............. 53,595 11,310,153
Fiserv, Inc.
(f)
................. 314,592 16,969,092

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Flagstar Bank NA .............. 587,457 $ 8,353,639
Flex Ltd.
(f)
................... 14,694 1,671,442
FLYR, Inc., Series D-X
(d)(f)
........ 2,491,076 25
Formentera Partners Fund II LP
(d)(l)
.. —
(m)
10,916,714
Fox Corp. , Class A ............. 39,379 2,293,039
Fox Corp. , Class B ............. 223,185 11,592,229
Franklin Resources, Inc. ......... 160,072 5,420,038
Freeport-McMoRan, Inc. ......... 989,855 61,994,619
FreeWire Technologies, Inc.
(d)(f)
..... 166 —
FTAI Aviation Ltd. .............. 20,271 4,175,826
Garmin Ltd. .................. 14,821 4,354,113
GE Aerospace ................ 259,488 93,433,844
GE Vernova, Inc. .............. 81,614 80,821,528
Gilead Sciences, Inc. ........... 226,840 29,536,836
GoDaddy, Inc. , Class A
(f)
......... 47,121 3,898,792
Goldman Sachs Group, Inc. (The) .. 98,961 100,779,903
Halliburton Co. ............... 208,781 6,733,187
Hasbro, Inc. ................. 91,656 8,610,165
Hawkeye Community College,
(Acquired 05/15/26, cost
$6,278,830)
(f)(j)
.............. 817,478 17,330,534
Hexcel Corp. ................. 110,401 11,365,783
Hilton Worldwide Holdings, Inc. .... 131,678 42,201,482
Holcim AG .................. 38,320 3,480,383
Home Depot, Inc. (The) ......... 91,530 30,384,299
Honeywell Aerospace, Inc.
(f)
....... 40,027 8,275,182
Honeywell International, Inc. ...... 93,570 22,742,188
Host Hotels & Resorts, Inc. ....... 350,871 8,817,388
Howmet Aerospace, Inc. ......... 111,197 31,386,465
HP, Inc. .................... 706,368 19,262,655
Hubbell, Inc. , Class B ........... 14,661 6,928,056
ICON plc
(f)
.................. 26,591 4,349,357
iHeartMedia, Inc. , Class A
(f)
....... 10,778 38,693
Illinois Tool Works, Inc. .......... 58,573 16,807,522
Incyte Corp.
(f)
................ 71,248 8,515,561
Intel Corp.
(f)
.................. 763,439 68,862,198
Intercontinental Exchange, Inc. .... 56,346 8,591,638
Intuitive Surgical, Inc.
(f)
.......... 81,962 28,959,633
Invesco Ltd. ................. 234,465 6,940,164
Ionis Pharmaceuticals, Inc.
(f)
...... 17,138 887,234
Iron Mountain, Inc. ............. 39,329 4,810,723
JB Hunt Transport Services, Inc. ... 45,413 12,340,983
Johnson & Johnson ............ 252,448 64,715,045
JPMorgan Chase & Co. ......... 226,971 79,846,128
KB Home ................... 30,696 1,687,359
Keysight Technologies, Inc.
(f)
...... 91,109 29,071,060
Kinder Morgan, Inc. ............ 70,389 2,265,118
KKR & Co., Inc. ............... 28,368 2,877,366
KLA Corp. ................... 148,534 27,154,986
Lam Research Corp. ........... 294,068 86,167,805
Las Vegas Sands Corp. ......... 63,267 3,093,124
Latch, Inc.
(f)
.................. 520,854 85,759
Live Nation Entertainment, Inc.
(f)
.... 240,731 41,918,489
Lockheed Martin Corp. .......... 4,694 2,735,382
Lumentum Holdings, Inc.
(f)
........ 31,375 22,399,867
LyondellBasell Industries NV , Class A 37,139 2,305,589
Marathon Petroleum Corp. ....... 24,258 7,676,929
Marriott International, Inc. , Class A .. 21,821 8,135,523
Marsh & McLennan Cos., Inc. ..... 206,043 39,084,297
Marvell Technology, Inc. ......... 2,785 522,355
Mastercard, Inc. , Class A ......... 116,550 66,794,805
McCormick & Co., Inc. (Non-Voting) . 92,627 4,714,714
McDonald's Corp. ............. 101,889 27,575,239
McKesson Corp. .............. 49,155 42,086,019
Melange Capital Partners
(d)(l)
...... 12,415,455 13,058,576
Security
Shares
Shares Value
United States (continued)
Merck & Co., Inc. .............. 227,476 $ 29,617,375
Meritage Homes Corp. .......... 43,708 3,068,302
Meta Platforms, Inc. , Class A ...... 168,065 93,563,466
MetLife, Inc. ................. 92,346 8,877,221
Mettler-Toledo International, Inc.
(f)
... 2,025 2,868,007
Microchip Technology, Inc. ........ 98,355 7,306,793
Micron Technology, Inc. .......... 177,126 145,780,012
Microsoft Corp. ............... 548,230 254,773,446
MongoDB, Inc. , Class A
(f)
........ 61,910 20,893,387
Monster Beverage Corp.
(f)
........ 3,978 383,400
Netflix, Inc.
(f)
................. 408,042 29,260,692
New Knoxville Local School District
(d)(f)
366,111 823,253
Newmont Corp. ............... 37,408 3,505,504
News Corp. , Class A ............ 319,742 8,812,090
NextEra Energy, Inc. ........... 693,756 60,301,272
Norfolk Southern Corp. .......... 55,649 18,669,127
Northern Trust Corp. ............ 29,458 5,366,953
Northrop Grumman Corp. ........ 56,514 30,657,715
Novartis AG (Registered) ........ 43,457 6,796,323
Nucor Corp. ................. 80,167 20,626,167
NVIDIA Corp.
(k)
............... 1,742,626 349,832,169
Occidental Petroleum Corp. ....... 143,193 8,172,025
OpenAir.com, Series C
(d)(f)
........ 12,993 8,935,116
Oracle Corp. ................. 74,773 9,710,770
Otis Worldwide Corp. ........... 224,406 16,146,012
PACCAR, Inc. ................ 21,085 2,797,558
Palantir Technologies, Inc. , Class A
(f)
. 207,338 25,515,014
Palladyne AI Corp.
(f)
............ 607,934 3,179,496
Palladyne AI Corp.
(f)(i)
........... 27,356 143,072
Palo Alto Networks, Inc.
(f)
........ 73,159 24,276,351
Paramount Skydance Corp. , Class B 35,184 280,065
Parker-Hannifin Corp. ........... 59,067 57,680,698
PBF Energy, Inc. , Class A ........ 40,108 2,899,006
PepsiCo, Inc. ................ 180,904 25,246,962
PG&E Corp. ................. 195,947 3,405,559
Philip Morris International, Inc. ..... 260,900 49,784,938
Phillips 66 ................... 33,894 7,174,682
Pinnacle West Capital Corp. ...... 67,801 6,847,223
Playstudios, Inc. , Class A
(f)
....... 831,348 503,298
PNC Financial Services Group, Inc.
(The) .................... 51,680 12,913,282
Primerica, Inc. ................ 7,900 2,527,684
Progressive Corp. (The) ......... 90,683 19,172,200
Prologis, Inc. ................. 55,300 7,996,933
Protagonist Therapeutics, Inc.
(f)
.... 6,312 862,472
Prudential Financial, Inc. ......... 58,023 7,083,448
QXO, Inc.
(f)(i)
................. 68,166 906,608
Ralph Lauren Corp. , Class A ...... 40,681 15,472,612
Regeneron Pharmaceuticals, Inc. ... 12,727 9,705,992
Relativity Space, Inc.
(d)(f)
......... 5,551 5,717
Republic Services, Inc. , Class A .... 175,428 36,936,365
ResMed, Inc. ................ 55,986 11,811,926
Robinhood Markets, Inc. , Class A
(f)
.. 79,099 6,846,809
ROBLOX Corp. , Class A
(f)
........ 43,497 1,548,493
Roche Holding AG ............. 86,424 37,775,283
Rockwell Automation, Inc. ........ 105,798 50,791,504
Ross Stores, Inc. .............. 58,692 14,735,800
Royalty Pharma plc , Class A ...... 35,192 2,056,269
RSA Security LLC
(d)(f)
........... 25,594 —
RTX Corp. .................. 13,348 2,872,757
S&P Global, Inc. .............. 33,089 13,630,352
Salesforce, Inc. ............... 110,493 20,332,922
Sandisk Corp.
(f)
............... 3,756 4,562,901

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,667,489)
(f)(j)
.............. 262,419 $ 3,448,793
Seagate Technology Holdings plc ... 9,268 7,934,613
Sherwin-Williams Co. (The) ....... 20,696 7,054,232
Six Flags Entertainment Corp.
(f)
.... 99,791 1,729,378
Skyworks Solutions, Inc. ......... 197,380 12,292,826
SM Energy Co. ............... 133,141 4,329,745
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $ 1,060,929)
(d)(f)(j)
.. 70,636 2,063,984
Snowflake, Inc. , Class A
(f)
........ 74,679 21,901,857
Solaris Energy Infrastructure, Inc. ,
Class A
(i)
................. 106,203 5,459,896
Sonder Holdings, Inc. , Class A
(f)
.... 103,334 —
SOURCE Global PBC
(d)(f)
......... 139,668 11,173
Southern Co. (The) ............ 83,114 7,857,598
Southwest Airlines Co. .......... 345,267 15,526,657
Space Exploration Technologies Corp. ,
Class A
(f)(i)
................. 133,517 14,469,237
SpaceX Services, Inc. , Class A
(f)
.... 1,872,685 202,942,873
Starbucks Corp. ............... 243,072 25,583,328
State Street Corp. ............. 50,503 9,300,632
Steel Dynamics, Inc. ............ 25,760 6,472,458
STERIS plc .................. 11,642 2,659,033
Stryker Corp. ................ 87,779 28,589,620
Synopsys, Inc.
(f)
............... 33,607 13,065,057
Tapestry, Inc. ................. 106,308 16,198,150
Targa Resources Corp. .......... 95,719 25,879,546
TD SYNNEX Corp. ............. 25,635 6,554,869
Tenaris SA .................. 337,216 9,674,603
Tesla, Inc.
(f)
.................. 204,131 63,527,608
Texas Instruments, Inc. .......... 81,904 22,584,209
Thermo Fisher Scientific, Inc. ...... 88,349 50,738,831
TJX Cos., Inc. (The) ............ 430,241 67,694,119
T-Mobile US, Inc. .............. 101,654 17,556,662
Tractor Supply Co. ............. 264,577 8,141,034
Trane Technologies plc .......... 126,593 57,593,485
TransDigm Group, Inc. .......... 1,918 2,405,901
Travelers Cos., Inc. (The) ........ 40,890 15,307,580
Truist Financial Corp. ........... 206,245 10,691,741
Uber Technologies, Inc.
(f)
......... 187,377 13,183,846
Ulta Beauty, Inc.
(f)
.............. 13,600 6,974,488
Union Pacific Corp. ............ 121,963 35,629,051
United Airlines Holdings, Inc.
(f)
..... 240,682 29,201,947
UnitedHealth Group, Inc. ......... 174,504 72,314,458
Valero Energy Corp. ............ 152,477 47,710,053
Ventas, Inc. ................. 104,269 9,750,194
Veralto Corp. ................. 49,050 4,619,038
VeriSign, Inc. ................ 33,871 9,823,267
Verizon Communications, Inc. ..... 300,000 14,043,000
Vertex Pharmaceuticals, Inc.
(f)
..... 96,425 46,004,367
Vertiv Holdings Co. , Class A ...... 345,230 83,397,211
Viatris, Inc. .................. 270,666 4,752,895
VICI Properties, Inc. , Class A ...... 966,364 25,463,691
Visa, Inc. , Class A ............. 40,918 14,981,307
Vistance Networks, Inc. .......... 543,309 6,378,448
Vistra Corp. ................. 335,178 49,670,028
Walmart, Inc. ................. 398,745 44,340,444
Walt Disney Co. (The) .......... 688,544 66,231,047
Waste Management, Inc. ......... 22,952 5,199,776
Waters Corp.
(f)
................ 9,680 3,652,361
Wealthfront Corp.
(f)
............. 197,622 1,875,433
Wells Fargo & Co. ............. 324,531 28,055,705
West Pharmaceutical Services, Inc. . 20,374 6,946,719
Western Digital Corp. ........... 26,521 14,449,702
Security
Shares
Shares Value
United States (continued)
Williams Cos., Inc. (The) ......... 858,918 $ 61,446,994
Zeitview, Series E-3 , Class E
(d)(f)
.... 2,096,035 1,452,175
Zoom Communications, Inc. , Class A
(f)
22,025 2,115,942
8,001,964,025
Uzbekistan — 0.0%
National Investment Fund of the
Republic of Uzbekistan JSC , GDR
(c)
(f)
....................... 41,940 1,373,535
Total Common Stocks — 65.5%
(Cost: $7,277,845,937) ........................... 11,209,676,416
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc, 8.25%,
01/22/31
(b)
................ USD 4,200 4,259,850
Argentina — 0.0%
(b)
Telecom Argentina SA, 9.25%, 05/28/33 591 633,766
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 180 190,867
824,633
Australia — 0.2%
Ampol Ltd. , (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.00%),
5.85%, 10/30/55
(a)(c)
.......... AUD 460 309,783
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. USD 687 646,810
APA Infrastructure Ltd.
(c)
6.42%, 04/28/36 ............ AUD 490 347,916
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.00%), 6.55%, 04/28/56
(a)
... 340 242,265
AusNet Services Holdings Pty. Ltd.
(a)(c)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 6.14%,
02/04/56 ............... 390 272,719
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 6.50%,
02/04/56 ............... 300 208,106
Cdc Data Centres Australia Pty. Ltd.,
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.40%), 6.87%, 06/12/56
(a)(c)
.... 300 213,455
Macquarie Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.32%), 5.77%, 08/20/36
(a)(c)
400 281,097
Oceana Australian Fixed Income Trust,
12.50%, 07/31/27
(d)
.......... 16,288 11,632,967
Pacific National Finance Pty. Ltd.,
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(a)(c)
............... 480 342,457
Quintis Australia Pty. Ltd.
(b)(d)(f)(h)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 87,648 4,163,289
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 82,685 8
Tabcorp Finance Pty. Ltd., 5.99%,
05/28/31
(c)
................ AUD 500 343,934

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Trustee for Oceana Australian Fixed
Income Trust (The), 10.50%,
07/31/28
(d)
................ AUD 13,715 $ 9,578,181
28,582,987
Austria — 0.1%
ams-OSRAM AG
(c)
2.13%, 11/03/27
(p)
........... EUR 3,800 4,294,330
10.50%, 03/30/29 ........... 424 516,689
7.25%, 05/31/32 ............ 3,256 3,787,203
8,598,222
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(b)
...... USD 5,400 5,327,165
Brazil — 0.0%
Constellation Oil Services Holding SA,
7.70%, 08/03/33
(b)
........... 265 265,662
LD Celulose International GmbH,
7.95%, 01/26/32
(b)
........... 680 707,642
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(b)
........... 320 313,125
7.25%, 06/30/31
(c)
........... 388 380,223
Minerva Luxembourg SA, 7.50%,
04/22/36
(b)
................ 503 479,837
Oceanica Lux, 11.25%, 05/08/31
(b)
.. 521 522,667
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 371 361,911
PRIO Luxembourg Holding SARL,
6.75%, 10/15/30
(b)
........... 744 733,398
Raizen Fuels Finance SA
(b)(f)(n)
6.45%, 03/05/34 ............ 491 259,003
6.95%, 03/05/54 ............ 213 111,373
Samarco Mineracao SA, 9.00%, (9.00%
Cash or 9.00% PIK), 06/30/31
(c)(o)
. 683 683,433
Vale Overseas Ltd.
6.40%, 06/28/54 ............ 338 335,042
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.43%), 6.00%, 02/25/56
(a)(b)
.. 488 485,658
5,638,974
Canada — 0.7%
(b)
HR Ottawa LP, 11.00%, 03/31/31 ... 47,229 51,948,519
Resort Communities LoanCo. LP,
12.00%, 11/21/28
(d)(f)(n)
........ 58,890 59,773,787
Saturn Oil & Gas, Inc., 8.50%, 07/30/31 1,968 1,973,456
Toucan FinCo. Ltd., 9.50%, 05/15/30 . 3,230 2,917,292
116,613,054
Chile — 0.0%
(b)
Cencosud SA
5.95%, 05/28/31 ............ 470 478,968
5.75%, 04/15/36 ............ 425 419,917
Corp. Nacional del Cobre de Chile,
5.53%, 01/30/37 ............ 402 386,603
WOM Chile Holdco SpA, 5.00%, (5.00%
Cash or 5.00% PIK), 04/01/32
(a)(o)(p)
1,697 1,494,170
WOM Mobile SA, 11.75%, (11.75%
Cash or 12.50% PIK), 04/01/31
(a)(o)
121 121,690
2,901,348
China — 0.2%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 4,238 5,846,321
China Ruyi Holdings Ltd., 0.00%,
01/31/27
(c)(e)(p)
.............. HKD 11,000 1,332,500
Security
Par (000)
Par (000) Value
China (continued)
CMOC Capital Ltd., 0.00%, 01/24/27
(c)(e)
(p)
...................... USD 3,200 $ 3,139,183
Fantasia Holdings Group Co. Ltd.
(c)(f)(n)
7.95%, 07/05/24 ............ 510 5,610
9.25%, 07/28/24 ............ 902 10,147
9.88%, 10/19/24 ............ 481 4,329
10.88%, 01/09/25 ........... 3,132 35,235
11.75%, 04/17/25 ........... 2,110 23,210
Fortune Star BVI Ltd.
(c)
3.95%, 10/02/26 ............ EUR 1,200 1,369,209
6.80%, 09/09/29 ............ USD 800 782,680
5.88%, 11/20/30 ............ EUR 580 646,943
Minimax Innovations Ltd., 0.00%,
07/14/27
(c)(e)(p)
.............. HKD 36,000 4,794,706
MMG Ltd. , 0.00%, 06/21/27
(c)(e)(p)
.... USD 1,200 1,244,436
Prosus NV, 4.03%, 08/03/50
(c)
..... 883 595,919
WuXi AppTec Co. Ltd., 0.00%,
05/22/27
(c)(e)(p)
.............. CNY 23,000 3,874,519
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(c)(p)
............... USD 8,207 8,133,137
31,838,084
Colombia — 0.0%
ABRA Global Finance, 14.00%,
(14.00% Cash or 8.00% PIK),
10/22/29
(b)(o)
............... 571 545,562
Colombia Telecomunicaciones SA ESP,
4.95%, 07/17/30
(c)
........... 706 666,782
Parex Resources, Inc., 8.50%,
05/11/31
(b)
................ 829 839,362
2,051,706
Denmark — 0.0%
(c)
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.45%,
02/24/31
(a)(b)
............... EUR 613 699,286
TDC Brands A/S, 8.00%, 04/30/31 .. 3,345 3,833,387
4,532,673
Finland — 0.0%
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ............ 1,074 1,244,239
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.67%, 06/30/32
(a)
... 431 500,329
1,744,568
France — 0.4%
Altice France SA
(c)
7.25%, 11/01/29 ............ 1,602 1,859,817
5.50%, 10/15/31 ............ 559 631,849
5.63%, 07/15/32 ............ 556 630,317
Atos Group, 8.13%, 05/21/31
(c)
..... 4,443 4,951,717
Banijay Gaming SAS, 5.13%,
12/10/31
(c)
................ 933 1,088,066
Clariane SE
(c)
0.88%, 03/06/27
(p)
........... 3,098 2,148,459
6.88%, 04/15/31 ............ 1,736 2,038,522
Egis SA, 5.13%, 05/15/31
(c)
....... 2,839 3,323,581
Elior Group SA, 5.63%, 03/15/30
(c)
.. 2,696 3,045,850
Forvia SE
2.75%, 02/15/27
(c)
........... 1,111 1,276,486
6.75%, 09/15/33
(b)
........... USD 1,675 1,666,717
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.15%, 02/01/30
(a)(b)
.. EUR 2,880 3,346,977
6.75%, 02/01/30
(c)
........... 226 265,754
6.75%, 02/01/30
(b)
........... 2,339 2,750,442

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
HomeVi SASU, 6.63%, 10/31/31
(c)
.. EUR 1,812 $ 2,107,555
Iliad SA, 4.25%, 01/09/32
(c)
....... 1,100 1,269,683
IPD 3 BV, 5.50%, 06/15/31
(c)
...... 1,314 1,457,953
Kapla Holding SAS
(c)
5.13%, 04/30/32 ............ 951 1,098,608
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.20%, 04/30/33
(a)
... 1,761 2,041,012
Loxam SAS, 6.38%, 05/31/29
(c)
.... 2,971 3,519,151
Lune Holdings SARL, 5.63%, 11/15/28
(c)
2,747 1,584
Maya SAS, 5.63%, 10/15/28
(c)
..... 4,478 5,178,413
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ 1,000 1,175,895
4.88%, 12/08/28 ............ 1,300 1,504,108
5.50%, 04/23/31 ............ 800 926,602
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 1,900 2,248,067
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 1,500 1,718,952
Sabena Technics SAS, (Acquired
10/28/22, cost $7,147,476) , (3-mo.
EURIBOR + 5.00%), 7.29%, (7.29%
Cash or 5.00% PIK), 09/30/29
(a)(d)(j)(o)
7,221 8,327,338
61,599,475
Germany — 0.4%
alstria SARL
(c)
4.25%, 10/15/29 ............ 900 1,014,376
5.50%, 03/20/31 ............ 1,700 1,948,518
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 800 447,607
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 4,668 4,831,202
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 1,711 1,839,787
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.00%, (12.00% Cash or 12.00%
PIK), 04/01/31
(a)(d)(o)
.......... 14,100 12,519,985
HT Troplast GmbH, 7.63%, 07/15/31
(c)
1,074 1,250,980
IHO Verwaltungs GmbH
(o)
7.00%, ( 7.00% Cash or 7.75% PIK),
11/15/31
(c)
.............. 2,185 2,689,739
7.37%, (7.37% Cash or 8.13% PIK),
05/15/33
(b)
.............. USD 525 544,173
K+S AG, 0.63%, 06/16/31
(c)(p)
...... EUR 800 952,913
Mahle GmbH
6.50%, 05/02/31
(b)
........... 4,177 4,996,648
7.13%, 07/15/32
(c)
........... 1,472 1,781,997
Nidda Healthcare Holding GmbH,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53%, 10/15/32
(a)(c)
.... 3,453 3,977,032
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.18%, 07/01/29
(a)(c)
.......... 1,870 2,181,807
Progroup AG
(b)
5.13%, 04/15/29 ............ 1,225 1,438,198
5.38%, 04/15/31 ............ 810 952,171
RAG-Stiftung, 1.45%, 12/16/31
(c)(p)
.. 1,500 1,844,240
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 700 811,000
5.38%, 04/01/31 ............ 500 595,026
5.00%, 05/13/33 ............ 1,700 1,960,569
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 1,705 1,966,889
Security
Par (000)
Par (000) Value
Germany (continued)
TUI Cruises GmbH
6.25%, 04/15/29
(b)
........... EUR 1,500 $ 1,781,649
5.00%, 05/15/30
(c)
........... 868 1,010,188
Vonovia SE
(c)(p)
0.00%, 06/30/31 ............ 5,000 5,832,183
Series B, 0.88%, 05/20/32 ...... 1,000 1,072,764
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ............ 1,800 2,203,533
5.50%, 02/17/32 ............ 1,400 1,599,701
ZF North America Capital, Inc.
(b)
7.13%, 04/14/30 ............ USD 2,541 2,557,435
6.75%, 04/23/30 ............ 729 723,438
67,325,748
Greece — 0.0%
Eurobank SA , (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36
(a)(c)
............... EUR 2,337 2,620,198
Hong Kong — 0.0%
HKT Capital No. 6 Ltd., 3.00%,
01/18/32
(c)
................ USD 900 814,320
Melco Resorts Finance Ltd.
(b)
7.63%, 04/17/32 ............ 588 597,555
6.50%, 09/24/33 ............ 803 774,574
Swire Pacific Finance Ltd., 0.00%,
06/16/27
(c)(e)(p)
.............. HKD 21,000 3,041,926
5,228,375
India — 0.1%
Axis Bank Ltd., 5.35%, 06/30/31
(c)
... USD 600 598,518
CGE Treasury Ifsc Pvt Ltd., 7.88%,
07/28/31
(c)
................ 675 673,313
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(c)
........ 735 724,894
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(c)
........... 1,000 1,002,500
IIFL Finance Ltd., 7.60%, 09/10/29
(c)
. 375 376,312
India Cleantech Energy, 4.70%,
08/10/26
(c)
................ 330 329,105
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 280 277,085
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(c)
........... 300 301,875
Muthoot Finance Ltd.
(c)
6.38%, 04/23/29 ............ 300 298,875
6.38%, 03/02/30 ............ 235 232,603
REI Agro Ltd.
(d)(f)(n)(p)
5.50%, 11/13/14
(b)
........... 8,271 1
5.50%, 11/13/14
(c)
........... 44,430 4
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 347 346,566
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(b)
................ 628 620,935
Sammaan Capital Ltd., 7.50%,
10/16/30
(c)
................ 1,020 1,026,671
Tata Capital Ltd., 5.33%, 01/21/30
(c)
. 875 875,245
Vedanta Resources Finance II plc
9.48%, 07/24/30
(c)
........... 260 259,844
7.00%, 07/13/32
(c)
........... 200 199,800
9.85%, 04/24/33
(b)
........... 235 235,294
7.38%, 07/13/34
(c)
........... 200 199,304
8,578,744

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ USD 620 $ 617,675
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(b)
................ 357 369,495
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(b)
........... 300 308,419
8.96%, 04/27/29
(c)
........... 500 514,033
Minejesa Capital BV, 5.63%, 08/10/37
(b)
781 728,001
Nickel Industries Ltd., 9.00%,
09/30/30
(c)
................ 520 529,162
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(c)
... 171 171,752
3,238,537
Ireland — 0.1%
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.91%, 05/15/28 .... EUR 1,925 2,186,846
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.78%, 05/15/28 .... 550 624,621
eircom Finance DAC, 5.00%, 04/30/31
(c)
2,293 2,672,706
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 289 262,692
Virgin Media O2 Vendor Financing
Notes VI DAC, 8.50%, 03/15/33
(b)
. USD 400 250,663
5,997,528
Israel — 0.0%
Energean plc, 5.63%, 05/12/31
(c)
... EUR 1,004 1,148,305
Teva Pharmaceutical Finance
Netherlands II BV, 7.88%, 09/15/31 1,719 2,308,565
3,456,870
Italy — 0.3%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 1,311 1,476,858
Cesar SpA
(c)
6.50%, 09/30/31 ............ 1,326 1,568,556
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.54%, 09/30/31
(a)
... 1,044 1,217,161
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
1,758 2,034,381
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 366 439,011
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 3,057 3,493,972
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(o)
1,551 1,687,900
Fibercop SpA, 5.38%, 04/15/31
(c)
... 4,386 5,199,669
IMA Industria Macchine Automatiche
SpA
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.18%, 04/15/29
(c)
... 1,501 1,745,956
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.18%, 04/15/29
(b)
... 2,805 3,262,763
Italmatch Chemicals SpA, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.42%, 02/05/31
(a)(c)
.......... 1,476 1,713,424
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 1,539 1,804,023
Kiko SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.68%, 01/15/32
(a)(c)
2,006 2,328,245
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 740 874,981
4.88%, 01/31/31 ............ 1,398 1,640,358
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 5.17%, 08/22/26
(a)(c)(d)
.. 8,984 10,360,329
Security
Par (000)
Par (000) Value
Italy (continued)
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.69%, 05/17/31
(a)
... EUR 991 $ 1,146,940
7.13%, 05/17/31 ............ 1,087 1,285,750
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.17%, 12/31/29
(a)
... 701 814,397
6.75%, 12/31/29 ............ 1,163 1,388,225
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$6,915,019) , (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(a)(c)(d)(j)
.. 6,218 7,124,350
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.93%,
07/31/31
(a)(c)
............... 419 479,360
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 762 852,399
53,939,008
Jamaica — 0.0%
Digicel International Finance Ltd.,
8.63%, 08/01/32
(c)
........... 473 486,894
Japan — 0.2%
(c)
JX Advanced Metals Corp.
(e)(p)
0.00%, 06/04/29 ............ JPY 610,000 4,458,879
0.00%, 06/03/31 ............ 550,000 4,013,388
Kawasaki Heavy Industries Ltd.
(e)(p)
0.00%, 07/31/31 ............ 50,000 342,227
0.00%, 07/29/33 ............ 90,000 613,180
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 2,491 2,915,273
Rakuten Group, Inc., 9.75%, 04/15/29 USD 260 282,300
SoftBank Group Corp.
5.38%, 01/08/29 ............ EUR 1,523 1,769,150
3.38%, 07/06/29 ............ 265 291,058
5.25%, 10/10/29 ............ 833 954,185
6.38%, 04/22/30 ............ 4,592 5,321,836
5.88%, 07/10/31 ............ 3,915 4,459,471
7.00%, 04/22/32 ............ 1,501 1,745,350
5.75%, 07/08/32 ............ 4,084 4,503,769
6.38%, 07/10/33 ............ 3,041 3,426,514
7.38%, 04/22/34 ............ 1,253 1,457,772
7.38%, 04/22/34 ............ 300 349,028
36,903,380
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
.......... USD 6,397 3,598,313
10.38%, 03/31/29
(c)
.......... GBP 1,678 1,211,387
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 756 895,831
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(c)
................ 975 1,125,624
TER Finance Jersey Ltd., 4.50%,
03/31/32
(c)
................ 6,298 7,238,720
14,069,875
Kazakhstan — 0.0%
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
... USD 561 555,654
Kuwait — 0.0%
Equate Petrochemical Co. KSCC,
4.25%, 11/03/26
(c)
........... 653 650,061

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 4,982 $ 5,848,780
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... 2,437 2,831,800
Breakwater Energy Holdings SARL,
9.25%, 11/15/30
(b)
........... USD 1,200 1,267,127
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
................ EUR 512 596,586
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 4,328 4,979,459
Herens Holdco SARL, 4.75%,
05/15/28
(b)
................ USD 592 528,636
INEOS Finance plc, 7.25%, 03/31/31
(c)
EUR 1,808 1,957,458
ION Platform Finance SARL
7.88%, 05/01/29
(b)
........... 4,180 4,510,342
6.50%, 09/30/30
(c)
........... 1,427 1,399,537
6.88%, 09/30/32
(c)
........... 1,099 1,022,430
Kleopatra Finco SARL, (1-mo.
EURIBOR + 2.00%), 6.00%,
01/30/31
(a)
................ 3,610 3,621,533
Lagfin SCA, 3.13%, 08/07/33
(c)(p)
.... 3,500 4,036,025
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 656 802,073
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 756 877,576
Maxam Prill SARL, 6.00%, 07/15/30
(c)
4,016 4,726,208
Summer BC Holdco B SARL, 5.88%,
02/15/30
(c)
................ 1,239 1,213,714
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(o)
.............. 2,856 3,284,078
5.63%, 06/08/30 ............ 2,884 3,187,855
46,691,217
Macau — 0.0%
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ USD 1,822 1,742,087
Wynn Macau Ltd.
5.63%, 08/26/28
(c)
........... 342 337,451
6.75%, 02/15/34
(b)
........... 356 348,702
2,428,240
Malaysia — 0.0%
CIMB Bank Bhd., 2.13%, 07/20/27
(c)
. 700 683,161
Mauritius — 0.3%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(b)(d)
......... 26,205 26,925,699
Mercury Finance Co., 14.50%,
07/20/29
(c)
................ 5,250 5,204,850
Resurgent Trade & Investments Ltd.,
9.52%, 12/05/27
(c)(d)
.......... 18,815 18,792,422
50,922,971
Mexico — 0.0%
Banco Nacional de Mexico SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.70%, 08/07/36
(a)(b)
.......... 531 525,159
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple, 7.25%,
01/31/41
(b)
................ 749 743,170
Grupo Televisa SAB, 6.63%, 01/15/40 572 497,640
Orbia Advance Corp. SAB de CV,
6.75%, 09/19/42
(b)
........... 580 513,445
2,279,414
Security
Par (000)
Par (000) Value
Netherlands — 0.1%
Boels Topholding BV, 6.25%, 02/15/29
(c)
EUR 5,174 $ 6,078,044
Nouryon Finance BV, 6.13%, 07/15/31
(c)
1,546 1,807,716
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
USD 2,000 1,875,083
VZ Secured Financing BV
5.00%, 01/15/32
(b)
........... 1,844 1,512,086
5.25%, 01/15/33
(c)
........... EUR 3,395 3,570,863
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 5,178 5,613,826
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
USD 400 324,999
20,782,617
New Zealand — 0.0%
Powerco Ltd., 6.43%, 04/28/36
(c)
... AUD 410 291,162
Nigeria — 0.0%
(b)
Dangote Petroleum Refinery And
Petrochemicals Fze, Series 4A2,
7.50%, 07/16/31 ............ USD 509 508,471
IHS Holding Ltd., 6.25%, 11/29/28 .. 740 736,833
1,245,304
Norway — 0.1%
Polardc Finance No1 A/S, (3-mo.
EURIBOR at 0.00% Floor + 6.00%),
8.28%, 06/04/30
(a)(b)(c)
......... EUR 6,000 6,409,925
Peru — 0.0%
(b)
Marcobre SAC, 5.75%, 01/22/36 ... USD 561 549,511
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 606 622,101
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 374 385,927
1,557,539
Philippines — 0.0%
(c)(r)
ACEN Finance Ltd., 4.00% ....... 266 150,689
San Miguel Global Power Holdings
Corp.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 600 596,190
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.12%), 8.38% ........... 300 297,507
1,044,386
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(a)(c)
EUR 900 1,040,132
Republic of Turkiye — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
................ USD 594 608,850
Turk Telekomunikasyon A/S, 6.95%,
10/07/32
(b)
................ 611 601,890
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
................ 681 699,632
1,910,372
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.25%,
05/14/33
(c)
................ 1,052 1,031,265
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(b)(d)
............... 8,239 8,218,363
Puma International Financing SA,
7.75%, 04/25/29
(c)
........... 235 239,888

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore (continued)
Trafigura Funding SA, 5.63%,
07/01/31
(c)
................ USD 520 $ 510,327
8,968,578
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31
(c)
. EUR 857 1,010,598
South Africa — 0.0%
Bidvest Group UK plc (The), 6.20%,
09/17/32
(b)
................ USD 298 299,862
Liquid Telecommunications Financing
plc, 10.75%, 04/14/31
(b)
....... 415 432,322
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ EUR 1,025 989,525
Sasol Financing USA LLC, 8.75%,
04/10/33
(b)
................ USD 502 521,824
Sibanye-Stillwater UK Financing plc,
6.25%, 11/15/31
(b)
........... 374 368,450
2,611,983
Spain — 0.1%
(c)
Cirsa Finance International SARL
4.88%, 10/15/31 ............ EUR 560 653,569
(3-mo. EURIBOR + 3.00%), 5.40%,
10/15/32
(a)
.............. 846 981,561
Grifols SA, 7.13%, 05/01/30 ....... 1,127 1,352,920
Grupo Antolin Irausa SA
(f)(n)
3.50%, 04/30/28 ............ 112 60,861
10.38%, 01/30/30 ........... 800 434,177
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(p)
........... 1,600 2,227,885
5,710,973
Sweden — 0.0%
(c)
Heimstaden AB
8.38%, 01/29/30 ............ 982 1,185,425
7.36%, 01/24/31 ............ 649 759,733
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27 ............ 1,123 1,281,863
Stena International SA, 7.25%,
01/15/31 ................. USD 1,000 1,017,827
4,244,848
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 2,575 3,186,620
Taiwan — 0.0%
Nanshan Life Pte. Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.85%), 5.88%,
03/17/41
(a)(c)
............... USD 375 360,135
Thailand — 0.0%
(c)
Muang Thai Life Assurance PCL , (10-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
3.55%, 01/27/37
(a)
........... 251 249,745
Muangthai Capital PCL
6.88%, 09/30/28 ............ 1,000 1,001,250
7.55%, 07/21/30 ............ 305 307,934
1,558,929
Ukraine — 0.0%
(b)
MHP Lux SA, 10.50%, 07/28/29 .... 568 590,010
VF Ukraine PAT, 9.62%, 02/11/27
(q)
.. 437 435,900
1,025,910
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.0%
Alpha Star Holding IX Ltd., 7.00%,
08/26/28
(c)
................ USD 720 $ 702,540
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(b)
................ 578 541,210
1,243,750
United Kingdom — 0.7%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$1,277,910), 15.00%, (15.00% Cash
or 15.00% PIK), 06/19/26
(d)(f)(j)(n)(o)
. GBP 1,035 1,325,781
Alexandrite Monnet UK Holdco plc,
6.88%, 05/31/31
(c)
........... EUR 1,698 1,987,878
Allwyn Entertainment Financing UK
plc
(c)
7.25%, 04/30/30 ............ 3,145 3,757,645
4.63%, 08/15/31 ............ 1,896 2,165,664
Amber Finco plc, 6.63%, 07/15/29
(c)
. 2,106 2,506,021
Ardonagh Finco Ltd., 6.88%, 02/15/31
(b)
5,899 6,861,178
Avianca Midco 2 plc, 9.50%, 01/28/31
(b)
USD 405 379,882
Barclays plc , (1-day SOFR + 0.91%),
4.91%, 06/26/30
(a)
........... 2,241 2,229,073
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(b)
........... GBP 7,040 8,859,490
6.13%, 11/30/28
(c)
........... 403 507,156
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(b)
........... EUR 5,946 4,361,315
Bellis Acquisition Co. plc, 8.13%,
05/14/30
(c)
................ GBP 2,333 2,946,247
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ EUR 1,129 1,292,997
7.38%, 06/15/31 ............ GBP 1,638 2,220,527
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 1,636 1,910,294
CD&R Firefly Bidco plc
8.63%, 04/30/29
(c)
........... GBP 4,739 6,579,401
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 1,399 1,626,107
Deuce Finco plc
(c)
7.00%, 11/20/31 ............ GBP 1,576 2,157,066
(3-mo. EURIBOR + 3.50%), 5.90%,
11/20/32
(a)
.............. EUR 1,457 1,694,260
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 3,396 4,745,870
Entain plc, 4.88%, 11/30/31
(c)
...... EUR 1,310 1,521,102
Flutter Treasury DAC, 4.00%,
06/04/31
(c)
................ 1,649 1,865,600
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ 897 1,003,305
Global Switch Finance BV, 1.38%,
10/07/30
(c)
................ 814 859,469
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 1,900 2,556,730
INEOS Quattro Finance 2 plc, 8.50%,
03/15/29
(c)
................ EUR 1,401 1,387,426
Ithaca Energy North Sea plc
8.13%, 10/15/29
(b)
........... USD 1,572 1,626,995
5.50%, 10/01/31
(c)
........... EUR 1,235 1,428,557
Jerrold Finco plc, 7.88%, 04/15/30
(c)
. GBP 3,703 5,061,614
Mobico Group plc, 4.88%, 09/26/31
(c)
EUR 3,257 3,191,006
Motion Finco SARL, 7.38%, 06/15/30
(c)
1,382 1,320,234
Neoen Finco plc, 5.50%, 06/15/31
(c)
. 2,961 3,478,461
Nomad Foods Bondco plc, 5.25%,
07/15/33
(c)
................ 2,949 3,393,961
Ocado Group plc, 11.00%, 06/15/30
(c)
GBP 1,458 2,046,975
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 2,623 3,141,036
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
GBP 4,519 6,303,643

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR + 6.63%), 8.91%,
07/31/29
(a)(c)
............... EUR 1,805 $ 2,093,662
Stonegate Pub Co. Financing plc,
10.75%, 07/31/29
(c)
.......... GBP 793 1,085,981
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 5,048 3,954,866
Trident Energy Finance plc, 12.50%,
11/30/29
(c)
................. USD 562 593,922
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ GBP 2,873 3,304,316
4.13%, 08/15/30 ............ 3,013 3,417,530
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... 1,789 1,975,310
4.75%, 07/15/31
(b)
........... USD 1,425 1,126,531
5.63%, 04/15/32
(c)
........... EUR 634 634,041
6.75%, 01/15/33
(b)
........... USD 200 160,115
Zegona Finance plc, 4.25%, 01/15/32
(c)
EUR 3,288 3,764,254
122,410,494
United States — 3.3%
Advanced Energy Industries, Inc.,
0.00%, 05/15/31
(b)(e)(p)
......... USD 683 664,901
Alexander Funding Trust II, 7.47%,
07/31/28
(b)
................ 2,591 2,698,391
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 9,939 13,252,992
AMC Global Media, Inc.
4.25%, 02/15/29
(p)
........... USD 3,216 3,663,742
4.25%, 02/15/29 ............ 4,079 3,580,377
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 1,994 1,946,909
Ardagh Group SA
9.50%, 12/01/30
(c)
........... 9,056 9,596,523
11.00%, (11.00% Cash or 6.50%
PIK), 12/01/30
(a)(b)(o)
........ 8,282 7,598,088
11.00%, (11.00% Cash or 7.50%
PIK), 12/01/30
(c)(o)
......... EUR 7,846 8,319,842
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ 1,481 1,662,803
Ashton Woods USA LLC, 6.88%,
08/01/33
(b)
................ USD 1,244 1,241,101
Bausch + Lomb Corp., 8.38%,
10/01/28
(b)
................ 390 399,750
Beazer Homes USA, Inc., 8.00%,
01/15/32
(b)
................ 889 906,552
Beignet Investor LLC, 6.58%,
05/30/49
(b)
................ 31,037 30,089,234
Big Sky Funding LLC
5.75%, 07/20/31
(b)
........... 343 342,017
Class A, 5.75%, (5.75% Cash or
5.75% PIK), 10/20/35
(d)(o)
..... 8,614 8,613,702
Block, Inc., 5.63%, 08/15/30
(b)
..... 100 99,488
Bond US Bidco 1, Inc., 7.13%,
06/15/33
(b)
................ 787 791,864
Bracelet Holdings, Inc., 9.25%,
07/02/28
(b)
................ 10,181 10,174,139
Breeze Aviation Group, Inc.
(d)(j)(o)
(Acquired 01/26/24, cost
$10,343,265) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 10,343 11,584,457
Series B,(Acquired 01/26/24, cost
$5,423,686) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28 5,424 6,074,528
Security
Par (000)
Par (000) Value
United States (continued)
California Resources Corp., 7.00%,
01/15/34
(b)
................ USD 2,473 $ 2,422,136
Carrix, Inc., 6.13%, 08/01/33
(b)
..... 183 182,155
CCO Holdings LLC, 7.00%, 02/01/33
(b)
347 332,541
Centene Corp., 4.25%, 12/15/27 ... 3,798 3,783,620
Century Communities, Inc., 6.63%,
09/15/33
(b)
................ 79 79,259
Citigroup Global Markets Holdings, Inc.,
0.00%, 06/17/29
(a)(b)
.......... 8,687 8,687,000
Citigroup, Inc., 5.92%, 12/11/30
(a)
... 9,218 8,581,940
Clarios Global LP, 4.75%, 06/15/31
(c)
. EUR 2,217 2,561,251
Cloud Software Group LLC
(b)
6.50%, 03/31/29 ............ USD 445 434,837
9.00%, 09/30/29 ............ 1,588 1,555,846
8.25%, 06/30/32 ............ 1,214 1,148,429
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(b)
........... 1,603 1,531,994
Core Scientific, Inc., 0.00%, 06/15/31
(b)
(e)(p)
..................... 894 1,119,479
CoreWeave, Inc.
9.75%, 10/01/31
(b)
........... 7,233 6,562,957
8.50%, 07/15/32
(c)
........... EUR 8,263 8,539,065
Crescent Energy Finance LLC, 7.38%,
01/15/33
(b)
................ USD 675 678,048
CSC Holdings LLC
(b)
5.50%, 04/15/27 ............ 6,480 4,012,813
11.25%, 05/15/28 ........... 1,398 811,954
11.75%, 01/31/29 ........... 3,068 1,756,143
Discovery Communications LLC
5.00%, 09/20/37 ............ 241 176,533
6.35%, 06/01/40 ............ 236 184,670
Discovery Global Holdings, Inc., 3.76%,
03/15/27 ................. 9,051 8,983,118
DISH Network Corp., 3.38%, 08/15/26
(p)
1,604 1,587,960
EchoStar Corp.
10.75%, 11/30/29 ........... 345 373,187
6.75%, 11/30/30 ............ 345 349,899
Encore Capital Group, Inc., (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.68%, 07/15/33
(a)(c)
.......... EUR 1,351 1,575,587
EQT Corp., 7.50%, 06/01/30 ...... USD 865 927,179
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$ 7,621,253), 7.79%, 07/23/30
(c)(d)(j)
EUR 6,550 7,374,123
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(a)
........... USD 11,287 10,941,451
Five Point Operating Co. LP, 8.00%,
10/01/30
(b)
................ 497 509,377
FLYR - Secured Note, (1-mo. SOFR
at 0.50% Floor + 5.00%), 10.00%,
05/10/27
(a)(d)
............... 4,710 —
FMC Corp., 8.00%, 06/01/31
(b)
..... 8,459 8,746,851
Ford Motor Credit Co. LLC
5.13%, 11/05/26 ............ 2,822 2,825,276
4.27%, 01/09/27 ............ 2,830 2,824,449
Full House Resorts, Inc., 8.25%,
02/15/28
(b)
................ 262 255,715
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(b)
................ 21,835 21,349,462
GS Finance Corp.
(a)
5.95%, 01/15/31 ............ 24,290 22,519,332
6.11%, 02/17/31 ............ 10,993 10,455,585
7.35%, 02/17/31 ............ 22,832 21,743,507

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ USD 38,780 $ 37,473,114
ION Platform Finance US, Inc.
(b)
4.63%, 05/01/28 ............ 1,641 1,533,139
5.75%, 05/15/28 ............ 3,370 3,187,481
Iron Mountain, Inc.
4.75%, 01/15/34
(c)
........... EUR 1,083 1,215,162
J&F LUXEMBOURG FINANCE SARL,
8.50%, 12/01/32
(b)
........... USD 298 295,765
JetBlue Pass-Through Trust, Series
2019-1, Class AA , 2.75%, 05/15/32 918 807,055
Jose Andres Group 1L Notes, 10.00%,
11/14/32
(d)
................ 7,163 5,274,117
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 1,259 1,397,326
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.25%, 01/05/28
(a)(b)(d)(f)(n)
USD 20,713 15,392,148
LGI Homes, Inc., 7.00%, 11/15/32
(b)
. 3,045 2,968,058
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
................ 100 98,409
Meridian Arc Holdco LLC, 6.25%,
04/30/31
(b)
................ 10,372 9,965,758
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 3,215 3,582,740
Morgan Stanley Finance LLC, 6.18%,
05/08/31
(a)(b)(d)
.............. 43,115 48,785,849
MPT Operating Partnership LP
0.99%, 10/15/26 ............ 1,700 1,939,367
7.00%, 02/15/32
(c)
........... 1,467 1,701,758
NCR Atleos Corp., 9.50%, 04/01/29
(b)
USD 3,975 4,215,666
New Generation Co., (3-mo. CME Term
SOFR at 2.00% Floor + 5.25%),
10.34%, 09/30/29
(a)(b)(d)
........ 16,805 16,910,600
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(b)
................ 1,238 1,238,886
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33
(c)
........... EUR 4,645 5,598,652
8.75%, 07/01/34
(b)
........... USD 100 105,349
Olympus Water US Holding Corp.
7.25%, 06/15/31
(b)
........... 154 155,622
6.13%, 02/15/33
(c)
........... EUR 2,379 2,736,874
Palomino Funding Trust I, 7.23%,
05/17/28
(b)
................ USD 665 687,673
Paramount Global, 6.25%, 02/28/57
(a)
145 112,597
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
1,131 1,141,927
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(c)
........... EUR 1,000 1,136,600
Schneider Electric SE, 0.25%,
09/30/34
(c)(p)
............... 4,600 5,321,240
SCIH Salt Holdings, Inc.
(b)
4.88%, 05/01/28 ............ USD 113 112,994
6.63%, 08/15/31 ............ 6,609 6,607,815
8.00%, 08/15/32 ............ 4,627 4,592,027
Seagate Data Storage Technology Pte.
Ltd., 9.63%, 12/01/32 ......... 5,055 5,541,544
Select Medical Corp., 6.25%,
12/01/32
(b)
................ 1,431 1,374,493
Service Properties Trust
0.00%, 09/30/27
(b)(e)
.......... 4,092 3,821,164
8.88%, 06/15/32 ............ 6,415 6,591,579
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 4,991 5,640,594
Six Flags Entertainment Corp., 8.63%,
01/15/32
(b)
................ USD 836 845,541
SM Energy Co., 8.63%, 11/01/30
(b)
.. 675 708,573
Solaris Energy Infrastructure LLC,
6.38%, 05/15/31
(b)
........... 5,624 5,524,574
Security
Par (000)
Par (000) Value
United States (continued)
Solaris Energy Infrastructure, Inc.,
0.25%, 10/01/31
(p)
........... USD 14,279 $ 16,902,766
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00 % PIK), 12/10/27
(d)(f)(n)(o)
25,670 —
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28 ............... 141 136,694
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 1,608 1,491,056
Series 2017-1A,Class A, 3.65%,
02/15/30 ............... 4,221 3,860,541
Stem, Inc., 0.50%, 12/01/28
(b)(p)
.... 749 247,170
STL Holding Co. LLC, 8.75%,
02/15/29
(b)
................ 1,308 1,356,820
Texas Capital Bancshares, Inc., (1-day
SOFR + 1.94%), 5.30%, 02/27/32
(a)
4,288 4,199,214
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 653 627,867
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(b)
........... 125 116,742
Uniti Services LLC, 7.50%, 10/15/33
(b)
700 715,320
Validus Energy II Midcon LLC, 8.00%,
08/01/31
(b)
................ 2,702 2,689,782
VoltaGrid LLC, 7.38%, 11/01/30
(b)
... 4,163 4,183,693
Weekley Homes LLC, 4.88%,
09/15/28
(b)
................ 20 19,655
WESCO Distribution, Inc.
(b)
6.38%, 03/15/29 ............ 125 126,763
6.38%, 03/15/33 ............ 50 50,839
Xerox Corp., 10.25%, 10/15/30
(b)
... 6,873 6,202,883
561,053,763
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Co.,
6.70%, 10/17/28
(b)
........... 499 509,145
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(c)
........... 357 352,132
Total Corporate Bonds — 7.8%
(Cost: $1,600,377,839) ........................... 1,330,129,174
Fixed Rate Loan Interests
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... 18,600 18,631,663
Total Fixed Rate Loan Interests — 0.1%
(Cost: $18,533,970) .............................. 18,631,663
Floating Rate Loan Interests
Austria — 0.0%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 2.00%),
4.25%
,
 11/03/31
(a)
........... EUR 1,000 1,149,783

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Belgium — 0.0%
United Petfood Finance BV, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.40%
,
 02/26/32
(a)
........... EUR 4,978 $ 5,756,597
Canada — 0.0%
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.48%
,
 01/15/31
(a)
........... USD 4,152 4,162,076
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B9, (3-mo.
EURIBOR at 0.00% Floor + 2.90%),
5.19%
,
 08/05/31
(a)
........... EUR 3,188 3,690,105
France — 0.2%
(a)
Argent Bidco SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.54%
,
 04/14/33 ............ 1,000 1,159,942
Banijay Entertainment SAS, 1st Lien
Term Loan B5, 07/06/33
(s)
...... 1,000 1,152,735
Banijay Entertainment SAS, Facility 1st
Lien Term Loan B6, 07/04/33
(s)
... 3,000 3,458,205
Betclic Everest Group, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.23%
,
 12/09/31 ............ 5,235 6,041,748
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.29%
,
 02/27/30 ............ 1,941 2,249,659
Holding Socotec, Facility 1st Lien Term
Loan B6, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.29%
,
 06/02/31 . 1,955 2,264,869
Kersia International SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.79%
,
 12/23/30 . 1,884 2,184,940
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.53%
,
 12/29/28 ............ 2,752 3,177,745
Parts Europe SA, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.99%
,
 02/06/31 ...... 5,296 6,112,115
Ramsay Generale De Sante SA,
1st Lien Term Loan B, (12-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.26%
,
 07/22/33 ............ 3,000 3,404,687
Septodont Holding SAS, Facility 1st
Lien Term Loan B, 06/30/33
(s)
.... 1,000 1,160,841
Talbot Participation SAS, 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.29%
,
 07/07/32 . 3,360 3,887,293
Vivalto Sante Investissement, Facility
1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.29%
,
 07/21/31 ............ 2,000 2,301,365
Security
Par (000)
Par (000) Value
France (continued)
ZF Invest, Facility 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.95%
,
 05/06/33 ..... EUR 2,000 $ 2,290,917
40,847,061
Germany — 0.2%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.07%
,
 08/22/31 ............ 2,660 3,094,105
Autodoc Holding SE, 1st Lien Term
Loan B, 07/15/33
(s)
........... 1,000 1,130,087
BASF Coatings, 1st Lien Term Loan B2,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.04%
,
 06/29/33 ...... 1,000 1,157,682
Blitz 26-281 SE, Facility 1st Lien Term
Loan B, 05/27/33
(s)
........... 1,000 1,158,339
Foxtrott Bidco GmbH, 1st Lien Term
Loan B, 07/04/33
(s)
........... 2,000 2,302,264
Nidda Healthcare Holding GmbH,
1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.20%
,
 12/09/32 ............ 7,377 8,451,568
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.39%
,
 10/31/28 ...... 1,000 1,145,943
Saphira Holdings SARL, Facility 1st
Lien Term Loan B, 06/10/33
(s)
.... 2,000 2,313,519
Schoen Klinik SE, Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 5.05%
,
 01/13/31 . 3,667 4,227,160
Sgb-Smit Midco GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.94%
,
 03/10/33 ............ 1,000 1,156,033
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (3-mo. Euribor at
0.00% Floor + 3.00%; 6-mo. Euribor
at 0.00% Floor + 3.00% at 0.00%
Floor + 3.00%), 5.15%
,
 04/30/30 . 4,448 5,152,469
31,289,169
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.96%
,
 01/26/32
(a)
2,272 2,642,246
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(a)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.17% (0.00% Cash or
10.17% PIK), 07/06/27 ...... 9,869 8,506,711
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% (11.73% Cash or
1.50% PIK), 07/06/27 ....... GBP 5,846 5,879,939
14,386,650
Luxembourg — 0.3%
(a)
Albion Financing 3 SARL, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.48%
,
 05/21/31 . EUR 1,000 1,161,280
Althea Acquisition Bidco SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54%
,
 01/20/33 ............ 3,000 3,455,575

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.94%
,
 08/20/32 . EUR 2,060 $ 2,383,857
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.90%
,
 08/06/29 ............ 1,860 2,157,364
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 5.43%
,
 09/30/31 . 2,350 2,686,760
Froneri International Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.68%
,
 09/30/32 ............ 4,035 4,619,884
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
 06/01/32 ............ 8,708 9,764,968
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.82%
,
 06/10/32 ............ 1,456 1,686,490
ION Platform Finance SARL, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.29%
,
 10/07/32 ............ 4,101 3,601,092
Loire Finco Luxembourg SARL,
1st Lien Term Loan B4, (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.94%
,
 01/21/30 ............ 1,000 1,161,556
Loire Finco Luxembourg SARL, Facility
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.73%
,
 01/31/30 ...... USD 1,299 1,303,317
NJJ Continental S.A.,  1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 2.25%), 0.00%
,
 01/30/32 . EUR 2,085 2,398,670
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.39%
,
 02/26/29 ............ 4,103 4,763,704
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.24%
,
 10/07/32 ............ 4,779 5,500,547
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor +
5.00%), 8.99%
,
 02/15/29 ...... USD 995 822,991
Syntegon Topco GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
 12/29/32 ............ EUR 2,000 2,313,657
49,781,712
Netherlands — 0.4%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.07% (9.07% Cash or
9.53% PIK),  02/09/28
(d)(o)
....... 4,092 1,349,633
Median BV, 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 7.54%
,
 10/14/30 ...... 6,355 7,320,416
Security
Par (000)
Par (000) Value
Netherlands (continued)
Nobian Finance BV, 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 3.40%), 5.84%
,
 07/01/30 . EUR 4,316 $ 4,772,357
Odido Holding BV, 1st Lien  Term Loan,
(12-mo. EURIBOR at 0.00% Floor +
3.00%), 0.00%
,
 03/29/32 ...... 2,500 2,872,064
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 5.04%
,
 07/01/31 . 6,000 6,936,889
TMF Sapphire Bidco BV, Facility
1st Lien Term Loan B6, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.57%
,
 05/23/33 ............ 1,000 1,149,310
VDK Groep BV, Facility 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.44%
,
 02/18/32 . 1,000 1,160,599
Ziggo BV, Facility 1st Lien Term Loan P,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 5.97%
,
 05/31/33 ...... 40,843 44,358,201
69,919,469
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 9.73%
,
 11/05/31
(a)(d)
.... GBP 8,500 8,591,906
Norway — 0.0%
Sector Alarm Holding AS, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.23%
,
 06/14/32
(a)
........... EUR 2,055 2,363,439
Spain — 0.1%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.55%
,
 02/27/30 ............ 4,818 5,592,354
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.09%
,
 12/31/29 ............ 3,199 3,701,054
Boluda Towage Luxembourg SARL,
Facility 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.04%
,
 06/30/33 ............ 1,067 1,234,135
Cervantes Bidco SL, Facility 1st Lien
Term Loan B2, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.52%
,
 12/03/31
(c)
........... 1,708 1,978,733
Dycom Industries, Inc., Facility 1st Lien
Term Loan B, 02/18/33
(s)
....... 1,200 1,385,302
Seashell Bidco SL, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.85%
,
 12/15/32 ..... 1,243 1,439,765
15,331,343
Sweden — 0.1%
(a)
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
 04/03/31 ............ 2,167 2,516,179
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.54%
,
 08/29/31 ............ 4,000 4,599,777

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden (continued)
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.98%), 5.29%
,
 03/29/30 . EUR 1,043 $ 1,205,609
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.00%), 4.20%
,
 10/25/32 . 3,000 3,475,190
11,796,755
United Kingdom — 0.4%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term
Loan B, 07/04/33
(s)
........... 1,000 1,153,150
Allwyn Entertainment Financing UK
plc, Facility 1st Lien Term Loan B5,
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.69%
,
 03/26/32 ...... 3,385 3,888,229
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.49%
,
 05/12/31 ............ 4,819 5,275,374
Belron Uk Finance plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.47%
,
 10/16/31 . 2,627 3,030,664
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
 08/30/32 . GBP 4,377 5,927,281
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B12, (Daily
SONIA at 0.00% Floor + 4.50%),
8.50%
,
 06/30/31 ............ 3,389 4,586,018
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.20%
,
 08/22/31 . EUR 1,905 2,206,644
EG Finco Ltd., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.73%
,
 02/10/31 ...... 3,000 3,458,758
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
 06/30/28 ............ 1,227 1,426,863
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.69%
,
 04/03/29 ............ 5,050 4,688,136
Inspired Finco Holdings Ltd., Facility
1st Lien Term Loan B8, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
4.90%
,
 02/28/31 ............ 3,458 3,996,669
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 0.00% Floor + 9.38%),
13.10%
,
 10/31/29
(d)
.......... GBP 3,120 3,994,637
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.73%
,
 11/04/30 . EUR 1,705 1,966,979
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 9.08%
,
 11/04/30 . GBP 1,596 2,126,208
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.72%
,
 07/10/31 ............ EUR 3,000 2,930,811
Security
Par (000)
Par (000) Value
United Kingdom (continued)
OCS Group Holding Ltd., Facility
1st Lien Term Loan B5, (Daily
SONIA at 0.00% Floor + 5.25%),
8.98%
,
 11/28/31 ............ GBP 3,810 $ 5,147,122
Platform Bidco Ltd., Facility 1st Lien
Term Loan B6, (6-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.50%
,
 09/30/31 ............ EUR 1,000 1,140,177
Stonepeak Motion Finco LLC, 1st Lien
Term Loan, 06/24/33
(s)
........ 1,500 1,725,712
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B4, (6-mo. EURIBOR
at 0.00% Floor + 1.75%),
4.38%
,
 12/24/31 ............ 3,226 3,703,900
62,373,332
United States — 1.4%
(a)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.98%
,
 08/20/32 ............ USD 2,613 2,619,618
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.61%
,
 12/21/27
(d)
9,899 9,725,716
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . 9,934 9,567,841
Argento LLC, Facility 1st Lien
Term Loan A, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.73%
,
 04/30/31
(d)
........... 6,756 6,722,220
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.23% 08/01/28 ...... 36 32,249
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.98%
,
 02/06/31 ............ 8,253 7,847,331
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 4.00%
Floor + 6.10%), 0.00%
,
 04/23/28
(d)(f)
(n)
...................... 7,002 647,709
Cirkul, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 4.00% Floor
+ 6.00%), 0.00% (16.85% Cash or
9.20% PIK),  04/23/28
(d)(f)(n)(o)
..... 519 47,995
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
2.75%), 4.94%
,
 01/28/32 ...... EUR 3,000 3,461,422
Cloud Software Group LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.98%
,
 08/16/32 ............ USD 3,102 2,772,319
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.91%
,
 04/13/29 ...... 5,320 5,189,527
CML The Ben, Delayed Draw 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 6.00%), 9.66%
,
 03/09/31
(d)
.... 3,211 3,182,230
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.49%
,
 09/29/28 . 3,717 3,482,193

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Financing DDTL V LLC,
Delayed Draw 1st Lien Term Loan,
11/17/31
(s)
................. USD 7,598 $ 7,578,508
CPV Fairview LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
 08/14/31 . 4,247 4,246,847
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (SOFR12 at 0.00%
Floor + 3.75%), 7.40%
,
 02/18/33 . 10,402 10,434,558
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 1,798 1,128,861
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.32%
,
 02/17/31 ............ 5,880 5,903,623
Discovery Global Holdings, Inc., 1st
Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.69%, 06/03/33 .... EUR 1,000 1,152,792
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%, 06/03/33 USD 19,442 19,454,037
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.73%
,
 08/30/30 ............ 10,749 10,762,522
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.41%
,
 11/26/32 ............ EUR 1,500 1,729,725
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.98%
,
 01/29/29 ............ USD 5,955 5,954,794
Finastra USA, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 6.90%
,
 09/15/32 ...... EUR 2,894 3,165,687
Fugue Finance LLC, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.98%
,
 01/09/32 . 2,135 2,456,534
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.19% (10.19% Cash or 8.43%
PIK),  05/16/28
(d)(o)
........... USD 18,923 17,125,498
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.48%
,
 11/06/31 ............ 4,261 4,252,844
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.58%
,
 10/25/28
(d)(f)(n)
......... 2,518 1,259,246
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.45%
,
 11/13/31 . 12,260 11,452,196
Indy US Holdco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.94%
,
 10/31/30 . EUR 2,359 2,723,180
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.23%
,
 04/26/30 ............ USD 3,970 3,948,100
Security
Par (000)
Par (000) Value
United States (continued)
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.73%
,
 01/28/32 ............ USD 1,643 $ 1,619,374
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(d)(f)
(n)
...................... 3,412 —
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
 05/04/28 ...... 1,814 1,809,276
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
 03/01/29 . 7,157 6,453,933
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.38%
,
 02/03/33 . EUR 1,000 1,147,961
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2, 03/24/33
(s)
.......... 2,000 2,313,611
Ohio Power Partners LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.48%
,
 11/12/32
(d)
........... USD 3,362 3,370,876
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (6-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.60%
,
 10/01/32 ...... 9,580 9,585,563
ProAmpac PG Borrower LLC, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.31%
,
 03/07/33 ............ EUR 2,000 2,306,300
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54%
,
 12/06/32 ............ 2,000 2,317,255
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... USD 1,643 496,986
Runitonetime LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 16.14% 10/15/26
(d)
3,284 2,477,835
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
6.63%
,
 10/25/26
(d)
........... 9,838 9,333,381
Sword Purchaser LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.44%
,
 04/11/33 . EUR 2,194 2,499,153
Tenaska Pennsylvania Partners LLC,
1st Lien Term Loan B, (1-day
SOFR at 0.00% Floor + 2.25%),
5.87%
,
 02/18/33 ............ USD 2,863 2,853,893
Tulip Holdco De LLC, 1st Lien Term
Loan B, 07/21/33
(s)
........... EUR 5,099 5,765,488
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Y, (6-mo. CME Term
SOFR at 0.00% Floor + 3.18%),
6.97%
,
 03/31/31 ............ USD 2,000 1,702,500
Vital Bidco AB, 1st Lien Term Loan B,
07/22/33
(s)
................ EUR 1,000 1,153,150
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
 07/26/32 ...... USD 3,158 3,143,967

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.00% Floor + 4.00% at
0.50% Floor + 4.00%), 7.73% -
7.82%
,
 11/19/29 ............ USD 3,740 $ 2,825,237
233,203,661
Total Floating Rate Loan Interests — 3.2%
(Cost: $578,602,510) ............................. 557,285,304
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 251 270,703
Costa Rica — 0.0%
Instituto Costarricense de Electricidad,
6.38%, 05/15/43
(b)
........... 212 208,184
France — 0.0%
Electricite de France SA
(a)(c)(r)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,000 1,095,138
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63% ........... 600 708,572
1,803,710
Hungary — 0.0%
(c)
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29 ................. 1,084 1,321,166
MVM Energetika Zrt., 7.50%, 06/09/28 USD 724 749,680
2,070,846
India — 0.0%
Power Finance Corp. Ltd., 5.32%,
06/30/31
(c)
................ 1,000 999,110
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28
(b)
.......... KZT 371,000 745,434
13.49%, 05/23/28
(c)
.......... 167,000 335,546
1,080,980
Mexico — 0.1%
Petroleos Mexicanos
6.49%, 01/23/27 ............ USD 670 674,891
5.35%, 02/12/28 ............ 334 333,282
6.50%, 01/23/29 ............ 3,354 3,401,627
8.75%, 06/02/29 ............ 10,842 11,532,836
5.95%, 01/28/31 ............ 734 720,091
16,662,727
Morocco — 0.0%
OCP SA
5.13%, 06/23/51
(c)
........... 582 444,095
7.50%, 05/02/54
(b)
........... 1,104 1,132,053
1,576,148
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30
(b)
........... 385 387,656
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(c)
........... 520 537,550
Security
Par (000)
Par (000) Value
Serbia — 0.0%
Telecommunications co Telekom Srbija
AD Belgrade, 7.25%, 05/18/31
(b)
.. USD 698 $ 689,275
Total Foreign Agency Obligations — 0.1%
(Cost: $25,625,525) .............................. 26,286,889
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 9.88%, 03/31/37
(b)
636 659,666
Argentina — 0.0%
Argentine Republic (The)
0.00%, 12/15/27
(e)
........... ARS 421,821 726,049
0.00%, 09/29/28
(e)
........... 1,212,267 723,590
0.75%, 07/09/30
(q)
........... USD 647 564,955
4.12%, 07/09/35
(q)
........... 661 521,859
2,536,453
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
451 468,043
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
587 524,426
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(b)
................ 1,233 1,311,086
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(b)
................ 1,317 1,362,292
Brazil — 0.2%
Federative Republic of Brazil
6.63%, 03/15/35 ............ 366 369,594
5.50%, 04/23/36 ............ EUR 414 470,434
6.25%, 05/22/36 ............ USD 385 372,969
Letras do Tesouro Nacional, 0.00%,
04/01/27
(t)
................. BRL 26 4,736,555
Nota Do Tesouro Nacional
10.00%, 01/01/27 ........... 93 18,177,155
10.00%, 01/01/31 ........... 35 6,050,373
30,177,080
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(c)
................ USD 740 704,569
Chile — 0.1%
Bonos de la Tesoreria de la Republica
en pesos, 5.00%, 10/01/28
(b)(c)
... CLP 11,240,000 12,110,686
Republic of Chile
3.75%, 01/14/32 ............ EUR 570 650,723
4.34%, 03/07/42 ............ USD 657 554,179
13,315,588
China — 0.0%
People's Republic of China, 2.11%,
08/25/34 ................. CNY 25,520 3,929,225
Colombia — 0.2%
Republic of Colombia
12.50%, 02/27/30 ........... COP 6,205,300 1,957,583
7.75%, 09/18/30 ............ 34,706,200 9,357,139
7.00%, 06/30/32 ............ 3,127,200 776,839
13.25%, 02/09/33 ........... 10,644,100 3,509,705
11.75%, 01/24/35 ........... 25,334,900 7,796,656
6.25%, 07/09/36 ............ 9,207,800 1,965,401
7.75%, 11/07/36 ............ USD 485 518,203

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
6.50%, 11/26/38 ............ EUR 373 $ 441,282
7.25%, 10/26/50 ............ COP 5,032,300 998,877
27,321,685
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%,
04/03/34
(c)
................ USD 244 255,927
Czech Republic — 0.0%
Czech Republic, 4.00%, 04/04/44 ... CZK 10,780 438,768
Dominican Republic — 0.0%
Dominican Republic Government Bond
4.50%, 01/30/30
(b)
........... USD 841 806,721
7.05%, 02/03/31
(b)
........... 646 671,669
10.75%, 06/01/36
(b)
.......... DOP 163,050 3,062,472
6.95%, 03/15/37
(b)
........... USD 362 371,746
5.88%, 01/30/60
(c)
........... 565 477,425
5,390,033
Ecuador — 0.0%
Republic of Ecuador, 9.25%, 01/29/39
(b)
546 543,450
Egypt — 0.1%
Arab Republic of Egypt
7.50%, 01/31/27
(c)
........... 492 495,975
24.46%, 10/01/27 ........... EGP 39,840 768,137
24.14%, 12/03/27 ........... 4,907 93,797
21.38%, 02/04/28 ........... 54,129 1,022,964
23.44%, 07/01/28 ........... 44,459 850,445
5.63%, 04/16/30
(c)
........... EUR 649 736,420
9.45%, 02/04/33
(b)
........... USD 513 557,487
8.50%, 01/31/47
(b)
........... 655 614,390
7.50%, 02/16/61
(b)
........... 768 635,904
5,775,519
Guatemala — 0.0%
Republic of Guatemala
(b)
7.05%, 10/04/32 ............ 646 685,729
6.60%, 06/13/36 ............ 316 327,894
6.25%, 08/15/36 ............ 359 363,847
1,377,470
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
........... 817 820,799
6.00%, 09/26/35
(c)
........... 601 611,163
7.00%, 10/24/35 ............ HUF 2,406,450 8,360,508
5.50%, 03/26/36
(b)
........... USD 475 465,319
6.25%, 09/23/37 ............ HUF 1,186,120 3,953,008
3.00%, 10/27/38 ............ 1,667,220 4,078,056
6.75%, 09/23/55
(b)
........... USD 721 742,414
19,031,267
India — 0.0%
Republic of India, 6.48%, 10/06/35 .. INR 169,660 1,737,424
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 118,791,000 6,597,277
3.88%, 01/15/33 ............ EUR 563 627,072
4.50%, 05/29/33 ............ 704 807,507
8,031,856
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
........... USD 267 268,475
5.88%, 10/17/31
(c)
........... EUR 1,254 1,468,204
8.08%, 04/01/36
(b)
........... USD 600 637,950
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.25%, 01/30/37
(b)
........... USD 484 $ 522,304
2,896,933
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 710,200 3,843,574
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(b)
................ USD 471 486,618
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(b)
652 691,602
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(b)
........... 830 837,030
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(b)
................ 1,414 1,401,387
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(b)
................ 730 728,958
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 2,746 15,862,054
8.50%, 03/01/29 ............ 1,049 6,149,581
7.75%, 11/13/42 ............ 3,782 18,387,138
8.00%, 04/29/55 ............ 252 1,217,856
United Mexican States
5.38%, 03/22/33 ............ USD 590 569,350
5.63%, 09/22/35 ............ 595 566,142
6.25%, 08/27/37 ............ 285 277,590
6.13%, 02/09/38 ............ 322 307,687
5.13%, 03/19/38 ............ EUR 579 645,724
7.38%, 05/13/55 ............ USD 2,859 2,879,013
47,591,093
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 549 621,310
Morocco — 0.0%
Kingdom of Morocco
(b)
5.95%, 03/08/28 ............ USD 550 556,380
4.75%, 04/02/35 ............ EUR 1,155 1,326,068
1,882,448
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38%, 12/09/34 ........... USD 647 771,192
9.13%, 01/13/46 ............ 571 631,526
1,402,718
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 538 626,605
Panama — 0.0%
Republic of Panama, 6.40%, 02/14/35 USD 560 578,575
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33
(c)
........... 336 293,308
8.50%, 04/04/38
(b)
........... PYG 5,925,000 952,121
5.60%, 03/13/48
(c)
........... USD 282 255,585
1,501,014

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ USD 724 $ 661,939
1.86%, 12/01/32 ............ 472 386,573
7.60%, 08/12/39
(c)
........... PEN 6,900 2,180,806
6.20%, 06/30/55 ............ USD 514 506,033
3,735,351
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ............ PHP 261,430 4,146,536
6.00%, 08/20/30 ............ 582,765 9,108,089
13,254,625
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 29,975 8,258,100
4.75%, 07/25/29 ............ 16,979 4,554,618
4.00%, 07/25/31 ............ 4,705 1,193,660
4.88%, 10/04/33 ............ USD 366 357,794
5.00%, 10/25/34 ............ PLN 19,310 4,973,721
5.00%, 10/25/35 ............ 24,767 6,296,732
2.00%, 08/25/36 ............ 2,556 614,398
5.50%, 04/04/53 ............ USD 889 798,215
27,047,238
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 44,060 836,172
30.00%, 09/12/29 ........... 25,810 473,359
7.13%, 02/12/32 ............ USD 1,207 1,216,692
6.30%, 03/14/33 ............ 620 594,332
28.08%, 09/27/34 ........... TRY 51,816 927,481
4,048,036
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
........... USD 662 661,159
2.12%, 07/16/31
(c)
........... EUR 874 892,585
4.63%, 03/04/33
(b)
........... 809 892,901
6.25%, 09/10/34
(b)
........... 1,165 1,396,908
6.75%, 04/25/35 ............ RON 8,280 1,816,411
4.25%, 04/28/36 ............ 8,650 1,565,137
6.75%, 07/11/39
(b)
........... EUR 591 705,269
6.50%, 10/07/45
(b)
........... 813 922,698
8,853,068
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%,
01/18/53
(b)
................ USD 1,083 883,100
Serbia — 0.0%
Republic of Serbia
4.25%, 05/06/31
(b)
........... EUR 559 634,987
6.50%, 09/26/33
(c)
........... USD 669 692,342
6.00%, 06/12/34
(b)
........... 584 584,899
1,912,228
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 320,000 19,407,552
7.00%, 02/28/31 ............ 260,799 15,123,479
7.10%, 11/19/36
(b)
........... USD 643 672,424
8.50%, 01/31/37 ............ ZAR 110,774 6,518,530
5.00%, 10/12/46 ............ USD 920 693,101
8.75%, 02/28/48 ............ ZAR 43,162 2,476,835
5.75%, 09/30/49 ............ USD 1,303 1,057,684
7.95%, 11/19/54
(b)
........... 880 912,340
Security
Par (000)
Par (000) Value
South Africa (continued)
7.25%, 12/11/55
(b)
........... USD 226 $ 215,575
47,077,520
Suriname — 0.0%
Suriname Government International
Bond, 8.50%, 11/06/35
(b)
....... 827 890,522
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%,
01/28/36
(b)
................ 635 642,677
Ukraine — 0.0%
Ukraine Government Bond
(b)(q)
4.50%, 02/01/29 ............ 215 182,122
0.00%, 02/01/30 ............ 25 18,512
0.00%, 02/01/34 ............ 61 34,664
4.50%, 02/01/34 ............ 134 93,352
0.00%, 02/01/35 ............ 52 30,909
0.00%, 02/01/36 ............ 52 30,843
390,402
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 836 562,001
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 36,384 1,000,741
8.00%, 10/29/35 ............ 51,117 1,293,069
5.25%, 09/10/60 ............ USD 607 531,543
2,825,353
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ............ EUR 673 783,520
7.85%, 10/12/28 ............ USD 524 549,598
1,333,118
Total Foreign Government Obligations — 1.8%
(Cost: $290,156,712) ............................. 302,707,973
Shares
Shares
Grantor Trust
(l)
iShares Bitcoin Trust ETF
(h)
....... 394,838 14,072,026
SPDR Gold Shares
(k)
........... 725,080 269,396,223
Total Grantor Trust — 1.7%
(Cost: $263,396,991) ............................. 283,468,249
Investment Companies
iShares AAA CLO Active ETF
(h)(i)
.... 300,000 15,598,500
iShares China Large-Cap ETF
(h)(i)
... 938,032 34,238,168
iShares Core S&P Small-Cap ETF
(h)
. 76,782 11,168,710
iShares MSCI Brazil ETF
(h)
....... 262,112 9,606,405
iShares MSCI Emerging Markets ETF
(h)
(i)
....................... 285,600 18,304,104
KraneShares CSI China Internet ETF 708,151 20,175,222
State Street SPDR S&P Biotech ETF
(i)
160,143 23,542,622
State Street SPDR S&P Homebuilders
ETF
(i)
.................... 76,392 7,921,086
State Street SPDR S&P Regional
Banking ETF
(i)
.............. 330,811 25,161,485

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
VanEck Semiconductor ETF
(i)
...... 40,169 $ 21,712,550
Total Investment Companies — 1.1%
(Cost: $172,077,498) ............................. 187,428,852
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29
(b)
........ USD 3,435 3,565,215
Total Municipal Bonds — 0.0%
(Cost: $3,435,000) .............................. 3,565,215
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Ireland — 0.0%
Elmwood European CLO 1, (3-mo.
EURIBOR at 0.00% Floor + 2.80%),
5.43%, 04/16/40
(a)(c)
.......... EUR 2,620 3,036,753
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... USD 13,717 11,060,714
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 19,778 17,477,236
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 10,574 7,000,392
MCM Trust
(d)
  0.00%, 09/25/31
(e)
.......... 12,462 10,667,956
  2.50%, 09/25/31 ........... 18,690 18,004,088
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(b)(d)
.......... 8,454 7,984,249
TVC Holding, Series 2021-1, 2.38%,
03/25/28
(d)
................ 6,340 5,249,717
77,444,352
Commercial Mortgage-Backed Securities — 1.3%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.05%, 12/15/34
(a)(b)
4,602 4,529,911
United States — 1.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... 4,330 4,113,500
1301 Trust, Series 2025-1301, Class A,
5.06%, 08/11/42
(a)(b)
.......... 3,210 3,183,172
425 Trust
(a)(b)
Series 2026-LEX, Class E, (1-mo.
CME Term SOFR at 4.60% Floor
+ 4.60%), 8.28%, 07/15/43 ... 8,600 8,596,363
Series 2026-LEX, Class F, (1-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 9.53%, 07/15/43 ... 3,050 3,048,734
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(b)
........... 1,650 1,352,565
Security
Par (000)
Par (000) Value
United States (continued)
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.33%, 08/15/42
(a)(b)
.... USD 1,630 $ 1,630,111
BAHA Trust, Series 2024-MAR, Class
C, 7.52%, 12/10/41
(a)(b)
........ 5,180 5,305,311
BAMLL Trust, Series 2025-ASHF, Class
E, (1-mo. CME Term SOFR at 5.25%
Floor + 5.25%), 8.93%, 02/15/42
(a)(b)
6,155 6,181,516
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.48%,
05/15/35
(a)(b)
............... 1,560 1,559,401
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00%
Floor/10.80% Cap + 1.16%),
4.89%, 11/25/35 .......... 199 228,180
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.35%, 10/25/36 ... 143 138,603
BBCMS Mortgage Trust, Series 2018-
TALL, Class C, (1-mo. CME Term
SOFR at 1.27% Floor + 1.32%),
5.00%, 03/15/37
(a)(b)
.......... 4,880 4,456,929
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 7.91%,
10/10/42
(a)(b)
............... 6,363 6,487,673
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.53%, 08/15/42
(a)(b)
.... 3,650 3,654,613
BMP Commercial Mortgage Trust,
Series 2024-MF23, Class E, (1-mo.
CME Term SOFR at 3.39% Floor +
3.39%), 7.07%, 06/15/41
(a)(b)
.... 2,352 2,354,731
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(b)
. 3,735 3,404,842
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,425 1,311,412
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.32%, 12/15/39
(a)
.. 7,647 7,665,907
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.32%, 05/15/41
(a)
.. 1,578 1,580,761
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 03/15/41
(a)
.. 2,809 2,812,376
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 8,408 7,911,401
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 11,784 10,655,193
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.12%, 04/15/41 ... 4,414 4,424,831
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.57%, 06/15/41 ... 2,467 2,443,214
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.61%, 06/15/41 ... 6,167 6,106,339
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 2,350 2,296,092

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.62%, 03/15/30 ... USD 4,390 $ 4,389,849
Series 2025-VLT6, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.12%, 03/15/42 ... 2,590 2,585,157
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 864 823,452
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 4,984 4,783,121
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 7.56%, 08/15/41
(a)(b)
2,960 2,959,986
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.40%,
11/15/48
(a)
................ 59 57,942
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.15%, 10/15/37 ... 1,103 1,003,730
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.12%, 02/15/27
(d)
.. 11,900 11,877,016
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.56%, 08/15/34
(a)(b)
999 998,347
DGWD Trust, Series 2025-INFL, Class
A, (1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.28%, 08/15/35
(a)(b)
5,235 5,257,986
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.30%, 08/15/37
(a)(b)
1,087 1,090,057
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a)(b)
...... 5,730 5,731,578
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.09%, 06/15/36 ... 1,480 1,420,800
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.32%, 11/25/41 ... 7,245 7,219,932
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 4,426 4,006,873
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.22%, 05/15/37 ... 5,135 5,136,605
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.87%, 05/15/37 ... 5,979 5,980,868
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.15%, 07/05/33 1,253 624,938
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 3,082 2,442,485
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.06%, 08/17/42
(a)(b)
.... 5,220 5,223,236
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(b)
. 1,974 1,972,213
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
...................... USD 2,110 $ 1,986,430
NYC Commercial Mortgage Trust,
Series 2025-3BP, Class A, (1-mo.
CME Term SOFR at 1.21% Floor +
1.21%), 4.89%, 02/15/42
(a)(b)
.... 2,623 2,621,361
ONNI Commercial Mortgage Trust,
Series 2024-APT, Class A, 5.57%,
07/15/39
(a)(b)
............... 2,600 2,606,837
PENN Commercial Mortgage Trust,
Series 2025-P11, Class A, 5.34%,
08/10/42
(a)(b)
............... 2,732 2,737,978
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.14%, 07/15/38
(a)(b)
.... 929 262,200
PRM5 Trust, Series 2025-PRM5, Class
D, 5.62%, 03/10/33
(a)(b)
........ 5,600 5,537,497
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.63%, 03/15/35
(a)(b)
.... 2,965 2,974,266
SREIT Trust, Series 2021-MFP2, Class
F, (1-mo. CME Term SOFR at 2.62%
Floor + 2.73%), 6.41%, 11/15/36
(a)(b)
2,325 2,324,274
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 1,175 1,100,634
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(b)
.......... 4,376 4,392,723
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(b)
........ 4,630 4,581,325
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.75%,
06/15/36 ............... 1,376 1,289,825
Series 2024-1CHI, Class A, 5.31%,
07/15/35 ............... 2,620 2,619,345
213,524,636
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(a)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.24%,
02/15/54 ................. 52,915 2,121,777
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.65%,
12/12/53
(b)
................ 2,048 107,999
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.77%,
07/15/53 ............... 28,621 1,627,566
Series 2021-C59, Class XA, 1.46%,
04/15/54 ............... 23,891 1,209,792
5,067,134
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $321,375,844) ............................. 303,602,786

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.6%
Chile — 0.0%
AES Andes SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%, 06/10/55
(a)
(b)
...................... USD 350 $ 364,840
Colombia — 0.0%
Promigas SA ESP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.63%), 7.75%, 06/24/56
(a)
(b)
...................... 1,011 1,026,873
Finland — 0.0%
Stora Enso OYJ
(a)(c)(r)
(5-Year EURIBOR ICE Swap Rate +
2.84%), 5.63% ........... EUR 850 991,157
(5-Year EURIBOR ICE Swap Rate +
3.12%), 5.88% ........... 700 816,506
1,807,663
France — 0.0%
(a)(c)(r)
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38% ........... 1,100 1,235,834
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13% ........... 600 700,217
Engie SA , (ADSWAP5 + 2.00%), 6.48% AUD 500 351,874
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13% .... EUR 600 691,526
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75% ................... 1,700 1,947,887
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32% ................... 900 1,014,261
5,941,599
Germany — 0.2%
(a)(c)
Aroundtown Finance SARL , (5-Year
EURIBOR ICE Swap Rate + 3.43%),
5.25%
(r)
.................. 8,034 8,808,708
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 ....... 3,100 3,631,236
Commerzbank AG
(r)
(5-Year EUR Swap Annual + 4.39%),
4.25% ................. 1,000 1,150,086
(5-Year EUR Swap Annual + 6.74%),
6.50% ................. 600 727,165
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88% ........... 400 518,477
Deutsche Bank AG
(r)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50% ........... 600 691,623
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63% ........... 7,000 8,039,681
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75% ........... 1,000 1,181,707
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13% ........... 1,400 1,701,107
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55 ............ 1,200 1,390,546
Volkswagen International Finance NV
(r)
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49% ........... 400 463,002
(EUAMDB08 + 3.49%), 5.99% ... 1,000 1,160,017
Security
Par (000)
Par (000) Value
Germany (continued)
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(r)
.................. EUR 2,186 $ 2,584,546
32,047,901
Greece — 0.0%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80%
(a)(c)(r)
................ 875 999,662
Hong Kong — 0.0%
(c)(r)
Cas Capital No. 2 Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 6.25%
(a)
USD 200 199,216
Elect Global Investments Ltd., 4.85% 200 147,872
Peak RE Bvi Holding Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 5.63%
(a)
425 418,625
765,713
India — 0.0%
Axis Bank Ltd.
(a)(c)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.32%), 4.10% ........... 500 498,281
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.60%), 6.88% ........... 600 601,134
1,099,415
Italy — 0.0%
(a)(c)(r)
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50% . EUR 1,167 1,397,049
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 1,485 1,652,485
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 1,200 1,389,299
4,438,833
Japan — 0.0%
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(a)
(r)
....................... USD 500 507,532
Rakuten Group, Inc.
(5-Year EUR Swap Annual + 4.74%),
4.25%
(a)(c)(r)
.............. EUR 2,131 2,426,336
RLGH Finance Bermuda Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.02%),
6.88%
(a)(c)(r)
................ USD 500 497,578
3,431,446
Luxembourg — 0.0%
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a)(c)(r)
........ EUR 2,400 2,471,906
Malaysia — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.63%
(a)
(c)(r)
..................... USD 511 488,005

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
(a)(b)(r)
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%),
8.00% ................... USD 515 $ 513,198
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20% 200 205,900
719,098
Netherlands — 0.1%
(a)(r)
ING Groep NV
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... 2,400 2,352,104
(USISSO05 + 4.08%), 7.25%
(c)
... 1,791 1,860,112
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(c)
... EUR 1,000 1,171,298
5,383,514
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 2.31%),
4.95%, 04/29/86
(a)(c)
.......... 1,800 2,055,127
Singapore — 0.0%
United Overseas Bank Ltd. , (SDSOA7 +
0.94%), 3.00%
(a)(c)(r)
.......... SGD 250 195,093
Spain — 0.1%
(a)(r)
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%),
6.88%
(c)
................ EUR 2,000 2,471,881
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 882 922,298
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
.......... EUR 800 990,888
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(c)
... 800 976,123
CaixaBank SA
(c)
(5-Year EUR Swap Annual + 6.35%),
5.88% ................. 1,800 2,111,969
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25% ........... 1,000 1,209,343
Telefonica Emisiones SA
(c)
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38% ........... 500 564,821
(EUAMDB08 + 2.13%), 4.88% ... 2,700 3,044,534
12,291,857
Sweden — 0.0%
Heimstaden Bostad AB , (5-Year
EURIBOR ICE Swap Rate + 2.53%),
5.00%
(a)(c)(r)
................ 1,267 1,421,196
Thailand — 0.0%
(a)(c)(r)
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50% ........... USD 1,190 1,166,438
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13% ........... 855 839,182
Thaioil Treasury Center Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.38%),
6.10% ................... 1,015 993,431
2,999,051
Security
Par (000)
Par (000) Value
United Kingdom — 0.0%
(a)
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 2,000 $ 2,728,647
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(r)
..... 325 451,507
Nationwide Building Society , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(c)
(r)
....................... 2,547 3,537,589
Standard Chartered plc
(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.67%), 7.00%
(c)
.......... USD 675 669,431
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.87%), 7.00%
(b)
.......... 400 396,928
Vodafone Group plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 545 499,517
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,335 1,912,102
10,195,721
United States — 0.2%
(a)
Citigroup, Inc.
(r)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... USD 481 485,646
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 464 468,094
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(r)
.................. 410 416,291
Paramount Global , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.00%), 6.38%, 03/30/62 46 38,050
Stellantis NV
(c)(r)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25% ........... EUR 3,385 3,772,612
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88% ........... 3,300 3,659,267
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25% ................. GBP 3,125 4,073,881
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(b)
(r)
....................... USD 3,017 3,004,872
15,918,713
Total Capital Trusts — 0.6%
(Cost: $103,158,086) ............................. 106,063,226
Shares
Shares
Preferred Stocks — 4.1%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 2,245,976 8,192,319
Neon Payments Ltd.
(d)(f)
.......... 39,435 13,258,836

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Brazil (continued)
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 480,491 $ 4,116,612
25,567,767
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $27,057,371)
(d)(f)(j)
.. 246,932 87,784,326
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired
03/03/21, cost $22,418,516)
(d)(f)(j)
.. 4,218 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$13,030,114)
(d)(f)(j)
............ 4,047 —
Jersey, Channel Islands — 0.0%
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $10,694,460)
(d)(f)(j)
.. 1,250,814 5,078,305
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$3,635,023)
(d)(f)(j)
............ 30,817 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$21,869,474)
(d)(f)(j)
............ 637,808 1,366,773
United States — 3.4%
Alphabet, Inc., Series A, 6.25%
(p)
... 255,350 12,808,356
Alphabet, Inc., Series B, 6.25%
(p)
... 255,350 12,818,570
Anduril Engineering LLC, Series F
(d)(f)
306,011 21,099,458
Anduril Investors LLC, Series G
(d)(f)
.. 132,173 9,113,328
Anthropic PBC, Series F, (Acquired
08/18/25 , cost $14,035,016)
(d)(f)(j)
.. 99,562 58,642,964
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$10,090,875)
(d)(f)(j)
............ 18,683 2,983,301
Bright Machines, Inc., Series C, Series
C
(d)(f)
.................... 927,532 231,883
Bright Machines, Inc., Series C-1,
Series C-1
(d)(f)
.............. 1,932,080 193,208
CoreWeave, Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(d)(o)
....... 9,812,000 7,555,240
Databricks, Inc., Series F, (Acquired
10/22/19, cost $11,769,837)
(d)(f)(j)
.. 822,138 197,206,242
Databricks, Inc., Series G, (Acquired
02/01/21, cost $13,141,188)
(d)(f)(j)
.. 222,270 53,315,905
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(o)
. 33,520 38,327,103
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(r)
........ 38,156 38,156,000
Estately Operations LLC, Class E
(d)(f)(l)
1,627 813,500
Estately, Inc., Class E
(d)(l)
......... 764 —
EXO Capital Technologies, Inc.,
Series D, (Acquired 05/22/25, cost
$ 403,846)
(d)(f)(j)
.............. 661,698 198,509
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $11,778,091)
(d)(f)(j)
.. 6,458,349 15,693,788
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $2,543,928)
(d)(f)(j)
.. 424,788 1,308,347
Lessen Holdings, Inc., Series B
(d)(f)
.. 259,727 3
Lessen Holdings, Inc., Series BX
(d)(f)
. 841,086 8
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,628,040)
(d)(f)(j)
.. 131,402 1,042,018
Security
Shares
Shares Value
United States (continued)
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $ 6,129,221)
(d)(f)(j)
.. 8,922 $ —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $9,816,153)
(d)(f)(j)
.. 1,099,886 11
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $5,269,814)
(d)(f)(j)
.. 200,937 8,648,329
RapidSOS, Inc., Series C-1
(d)(f)
..... 5,162,136 5,471,864
RSA Security LLC, Class A
(d)(f)
..... 267,150 3
RSA Security LLC, Class B
(d)(f)
..... 801,451 8
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$11,739,901)
(d)(f)(j)
............ 220,503 30,425,004
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$6,878,356)
(d)(f)(j)
............ 72,390 10,475,557
SCI PH Parent, Inc., Series
A, (Acquired 02/10/23, cost
$3,949,000), 12.50%
(a)(d)(j)
...... 3,949 5,596,483
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $3,799,839)
(d)(f)(j)
.. 252,991 7,680,807
True Anomaly, Inc., Series D, Class E
(d)
(f)
....................... 445,531 11,080,356
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$9,742,600)
(d)(f)(j)
............ 1,633,349 5,063,382
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,326,170)
(d)(f)(j)
............ 200,098 644,316
Verge Genomics
(d)(f)
............ 1,907,212 305,154
Veritas Newco
(d)(f)
.............. 36,275 725,500
Veritas Newco, Series G-1
(f)
....... 25,062 501,240
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$5,641,940), 12.00%
(d)(j)
....... 1,933,359 13,224,176
Wells Fargo & Co., Series L, 7.50%
(p)(r)
5,825 6,906,353
578,256,274
Total Preferred Stocks — 4.1%
(Cost: $416,402,551) ............................. 698,053,445
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.47%, 10/30/40
(a)
437,061 11,944,877
Total Trust Preferreds — 0.1%
(Cost: $10,967,132) .............................. 11,944,877
Total Preferred Securities — 4.8%
(Cost: $530,527,769) ............................. 816,061,548
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)(f)
242,727 128,645
Total Rights — 0.0%
(Cost: $128,645) ................................ 128,645

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes, Series 2022-DNA1, Class B1,
(30-day Average SOFR at 0.00%
Floor + 3.40%), 7.02%, 01/25/42
(a)(b)
USD 2,121 $ 2,132,285
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(a)
Series K105, Class X1,
1.51% ,  01/25/30 ........ 11,436 504,969
Series K109, Class X1,
1.56% ,  04/25/30 ........ 14,575 702,719
Series K110, Class X1,
1.63% ,  04/25/30 ........ 7,965 391,040
Series K116, Class X1,
1.40% ,  07/25/30 ........ 7,487 334,718
Series K120, Class X1,
1.02% ,  10/25/30 ........ 48,507 1,675,750
Series KL06, Class XFX,
1.35% ,  12/25/29 ........ 8,162 310,510
Series KW09, Class X1,
0.73% ,  05/25/29 ........ 45,174 802,689
4,722,395
Mortgage-Backed Securities — 1.7%
Uniform Mortgage-Backed Securities,
3.50%, 08/25/56
(u)
........... 315,678 280,003,917
Total U.S. Government Sponsored Agency Securities
—
1.7%
(Cost: $292,618,555) ............................. 286,858,597
U.S. Treasury Obligations
U.S. Treasury Notes
3.75%, 04/30/27
(v)
........... 20,000 19,951,453
3.88%, 05/31/27
(v)
........... 5,000 4,990,188
3.63%, 08/31/27 - 09/30/30
(v)
.... 25,000 24,501,953
4.00%, 03/31/30
(v)
........... 10,000 9,873,047
Total U.S. Treasury Obligations — 0.3%
(Cost: $59,971,634) .............................. 59,316,641
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 95,675 67
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(f)(j)
.. 109,339 1,093
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(j)
.......... 768,436 20,713
Security
Shares
Shares Value
United States — 0.1%
(f)
Cirkul, Inc. ( Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 17,931 $ —
Cirkul, Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 18,391 —
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 03/11/27, Strike
Price USD 11.50) ............ 162,368 11,528
Davidson Homes, Inc., Class A (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 232,643 586,260
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(j)
...... 1,717 4,884,642
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 35,428 —
Green Plains (Issued/Exercisable
06/16/26, 1 Share for 1 Warrant,
Expires 06/16/36, Strike Price USD
0.01) .................... 366,243 6,167,532
GTT Communications, Inc. (Issued/
Exercisable 11/14/25, 1 Share for
1 Warrant, Expires 12/30/27, Strike
Price USD 0.01)
(d)(l)
.......... 53,722 1,584,799
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 123,393 37
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 6,344,820 63
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 226,443 136
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 254,485 2,621
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 92,406 952
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 2,862,231 3,005,343
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 61,404 1
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 612,553 6

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(j)
.......... 238,291 $ 1,253,411
Volato Group, Inc., (Acquired 12/03/23,
cost $181,758) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 181,758 1,818
17,499,149
Total Warrants — 0.1%
(Cost: $6,830,906) .............................. 17,521,022
Total Long-Term Investments — 94.0%
(Cost: $12,137,940,792) ........................... 16,088,369,364
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills, 14.36%, 10/01/26
(t)
....... BRL 95 18,423,741
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(t)
23.35%, 10/20/26 ........... EGP 103,475 1,919,537
Security
Par (000)
Par (000) Value
Egypt (continued)
23.59%, 06/29/27 ........... EGP 152,500 $ 2,428,775
4,348,312
Total Foreign Government Obligations — 0.1%
(Cost: $22,240,831) .............................. 22,772,053
Shares
Shares
Money Market Funds — 5.3%
(h)(w)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.81%
(x)
....... 179,968,835 180,022,826
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.58% ...... 732,693,479 732,693,479
Total Money Market Funds — 5.3%
(Cost: $ 912,704,268) ............................. 912,716,305
Total Short-Term Securities — 5.4%
(Cost: $934,945,099) ............................. 935,488,358
Total Options Purchased — 0.3%
(Cost: $78,272,510 ) .............................. 58,388,652
Total Investments Before Options Written — 99.7%
(Cost: $13,151,158,401) ........................... 17,082,246,374
Total Options Written — (0.4)%
(Premiums Received — $(71,900,001)) ................ (82,306,404)
Total Investments Net of Options Written — 99.3%
(Cost: $13,079,258,400) ........................... 16,999,939,970
Other Assets Less Liabilities — 0.7% ................... 122,031,467
Net Assets — 100.0% .............................. $ 17,121,971,437
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Affiliate of the Fund.
(i)
All or a portion of this security is on loan.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $698,617,758, representing 4.08% of its net assets as of period end, and an original cost of $414,270,303.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Perpetual security with no stated maturity date.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Rates are discount rates or a range of discount rates as of period end.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Par/Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 183,568,838 $ — $ (3,538,502)
(a)
$ (8,728) $ 1,218 $ 180,022,826 179,968,835 $ 233,258
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 241,915,236 490,778,243
(a)
— — — 732,693,479 732,693,479 1,259,507 —
iShares AAA CLO Active ETF . 15,592,500 — — — 6,000 15,598,500 300,000 179,310 —
iShares Bitcoin Trust ETF ... 28,807,887 — (9,344,380) (3,774,997) (1,616,484) 14,072,026 394,838 — —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
... 18,802,304 — (18,602,818) (101,005) (98,481) — — 312,138 —
iShares China Large-Cap ETF 37,467,929 6,055,000 (9,551,149) (182,426) 448,814 34,238,168 938,032 201,539 —
iShares Core S&P Small-Cap
ETF ................ 10,526,812 — — — 641,898 11,168,710 76,782 33,260 —
iShares Ethereum Trust ETF
(c)
5,238,436 — (4,147,813) (5,616,219) 4,525,596 — — — —
iShares MSCI Brazil ETF ... 10,405,846 — — — (799,441) 9,606,405 262,112 86,681 —
iShares MSCI Emerging
Markets ETF .......... — 20,324,028 — — (2,019,924) 18,304,104 285,600 — —
iShares Russell 2000 ETF
(c)
.. 41,167,357 — (43,591,958) 6,970,975 (4,546,374) — — 102,949 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 9,931,838 — (4,743,737) 1,368 (1,026,180) 4,163,289 87,648,185 1,785,408 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 8 — — — — 8 82,684,528 — —
Quintis HoldCo Pty. Ltd. .... 315 — — — (7) 308 43,735,802 — —
$ (2,711,032) $ (4,483,365) $ 1,019,867,823 $ 4,194,050 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 820 08/25/26 $ 40,080 $ 777,930
CME Bitcoin
(a)
............................................................ 11 08/28/26 3,472 (171,506)
Euro-Bobl ............................................................... 4,698 09/08/26 616,728 (4,522,020)
Euro-BTP ............................................................... 1,747 09/08/26 234,131 (3,914,948)
Euro-Bund .............................................................. 1,117 09/08/26 160,184 (2,106,120)
Euro-OAT ............................................................... 1,048 09/08/26 141,552 (1,593,009)
Euro-Schatz ............................................................. 2,853 09/08/26 346,940 (651,483)
Short Euro-BTP ........................................................... 1,049 09/08/26 128,641 (330,422)
KOSPI 200 Index .......................................................... 318 09/10/26 57,471 (10,618,732)
Nikkei 225 Index .......................................................... 918 09/10/26 362,615 (10,875,388)
Japan 10-Year Bond ........................................................ 198 09/14/26 158,134 (698,683)
Australia 10-Year Bond ...................................................... 801 09/15/26 60,940 (477,920)
EURO STOXX Bank Index .................................................... 2,099 09/18/26 37,566 2,955,618
Russell 2000 E-Mini Index .................................................... 1,804 09/18/26 265,008 (3,559,228)
U.S. Treasury Long Bond ..................................................... 854 09/21/26 92,766 (1,806,963)
U.S. Treasury Ultra Bond ..................................................... 5,160 09/21/26 567,923 (19,367,517)
Long Gilt ................................................................ 798 09/28/26 93,020 (1,789,413)
CBOE Volatility Index ....................................................... 2 10/21/26 41 (7,389)
CBOE Volatility Index ....................................................... 21 12/16/26 439 (32,990)
CBOE Volatility Index ....................................................... 21 03/17/27 471 (1,099)
3-mo. SOFR ............................................................. 936 03/14/28 224,383 (1,883,282)
3-mo. SOFR ............................................................. 936 03/20/29 224,453 (1,298,059)
(61,972,623)
Short Contracts
CBOE Volatility Index ....................................................... 11 08/19/26 199 4,485
Euro-Buxl ............................................................... 76 09/08/26 9,274 188,990
CBOE Volatility Index ....................................................... 12 09/16/26 231 8,731
EURO STOXX 50 Index ..................................................... 558 09/18/26 41,008 (546,958)
FTSE 100 Index ........................................................... 73 09/18/26 10,699 (402,294)
Nasdaq-100 E-Mini Index ..................................................... 2,571 09/18/26 1,460,547 53,129,815
S&P 500 E-Mini Index ....................................................... 1,152 09/18/26 433,109 (331,734)
U.S. Treasury 10-Year Note ................................................... 8,329 09/21/26 901,354 6,789,341
U.S. Treasury 10-Year Ultra Note ............................................... 13,078 09/21/26 1,438,171 12,337,863
U.S. Treasury 2-Year Note .................................................... 8,021 09/30/26 1,649,882 4,036,244
U.S. Treasury 5-Year Note .................................................... 15,664 09/30/26 1,662,220 9,481,462
CBOE Volatility Index ....................................................... 11 01/20/27 240 6,716
CBOE Volatility Index ....................................................... 10 02/17/27 222 2,439
84,705,100
$ 22,732,477
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 375,030,732 USD 73,026,646 Barclays Bank plc 08/04/26 $ 956,316
BRL 23,641,464 USD 4,538,580 Goldman Sachs International 08/04/26 125,213
PEN 29,492,568 USD 8,616,000 Citibank NA 08/12/26 59,494
MXN 311,384,000 USD 16,536,070 Morgan Stanley & Co. International plc 08/18/26 1,421,000
CZK 31,228,629 USD 1,471,724 Citibank NA 08/24/26 15,383
PEN 13,100,491 USD 3,847,270 Barclays Bank plc 08/24/26 4,639
PHP 263,345,978 USD 4,297,421 Deutsche Bank AG 08/24/26 3,236
PLN 2,015,898 USD 535,452 Credit Agricole Corporate & Investment Bank SA 08/24/26 4,162

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 120,411,735 USD 2,462,365 BNP Paribas SA 08/24/26 $ 29,818
TRY 134,620,709 USD 2,751,146 Morgan Stanley & Co. International plc 08/24/26 35,122
USD 3,982,294 CNY 26,806,390 Deutsche Bank AG 08/24/26 6,791
USD 916,553 CZK 19,074,922 Societe Generale SA 08/24/26 8,206
USD 14,760,483 HUF 4,468,227,652 Natwest Markets plc 08/24/26 651,822
USD 1,209,900 HUF 379,513,630 UBS AG 08/24/26 11,566
USD 16,738,340 IDR 297,222,702,515 Barclays Bank plc 08/24/26 284,389
USD 1,695,368 INR 161,164,936 JPMorgan Chase Bank NA 08/24/26 8,878
USD 35,384,661 MXN 611,896,336 Goldman Sachs International 08/24/26 116,092
USD 6,829,519 MXN 118,047,109 UBS AG 08/24/26 25,503
USD 5,463,161 PEN 18,515,625 Citibank NA 08/24/26 19,052
USD 17,907,521 PHP 1,081,435,203 Barclays Bank plc 08/24/26 246,794
USD 29,375,348 PLN 107,529,198 Citibank NA 08/24/26 592,019
USD 6,794,422 ZAR 110,389,475 Bank of America NA 08/24/26 123,348
USD 36,458,785 ZAR 592,535,463 BNP Paribas SA 08/24/26 650,587
AUD 943,750 USD 658,931 Barclays Bank plc 08/26/26 4,838
AUD 6,725,000 USD 4,690,988 JPMorgan Chase Bank NA 08/26/26 38,913
CNY 111,222,066 USD 16,454,385 UBS AG 08/26/26 42,696
COP 26,482,699,965 USD 8,084,963 Citibank NA 08/26/26 265,271
CZK 150,179,642 USD 7,085,964 Citibank NA 08/26/26 65,716
EUR 2,155,500 HUF 786,627,954 HSBC Bank plc 08/26/26 4,262
HUF 6,045,762,993 USD 18,934,914 BNP Paribas SA 08/26/26 153,089
KRW 2,752,734,627 USD 1,859,500 UBS AG 08/26/26 48,040
MXN 198,878,216 USD 11,400,430 Toronto Dominion Bank 08/26/26 60,524
PHP 111,534,948 USD 1,806,000 Morgan Stanley & Co. International plc 08/26/26 15,302
PLN 42,479,156 USD 11,203,458 Barclays Bank plc 08/26/26 167,277
RON 15,773,810 USD 3,428,018 BNP Paribas SA 08/26/26 33,038
THB 383,568,250 USD 11,341,462 HSBC Bank plc 08/26/26 165,508
INR 1,739,385,645 USD 18,011,936 BNP Paribas SA 08/27/26 183,925
TRY 187,580,774 USD 3,853,700 UBS AG 08/28/26 15,215
BRL 134,204,856 USD 26,164,769 Barclays Bank plc 09/02/26 104,803
USD 2,578,597 CLP 2,308,360,000 Goldman Sachs International 09/02/26 95,309
USD 3,111,219 CLP 2,770,022,000 HSBC Bank plc 09/02/26 131,285
USD 1,091,849 CLP 969,507,726 Morgan Stanley & Co. International plc 09/02/26 48,872
AUD 272,886,306 USD 191,066,805 Morgan Stanley & Co. International plc 09/16/26 792,280
AUD 9,963,483 USD 6,950,635 UBS AG 09/16/26 54,424
BRL 338,107,519 EUR 55,185,082 HSBC Bank plc 09/16/26 2,240,541
CNY 3,352,490,927 USD 497,797,351 Societe Generale SA 09/16/26 263,828
DKK 45,932,548 USD 7,014,549 Goldman Sachs International 09/16/26 87,865
EUR 79,293,414 CHF 72,694,275 HSBC Bank plc 09/16/26 1,244,099
EUR 45,796,620 USD 52,548,862 Bank of America NA 09/16/26 354,352
EUR 34,765,709 USD 39,706,332 Barclays Bank plc 09/16/26 454,225
EUR 11,247,827 USD 12,890,857 HSBC Bank plc 09/16/26 102,377
EUR 24,675,474 USD 28,315,938 Morgan Stanley & Co. International plc 09/16/26 188,609
EUR 30,598,301 USD 34,949,174 Natwest Markets plc 09/16/26 397,288
GBP 29,218,264 EUR 33,719,925 JPMorgan Chase Bank NA 09/16/26 425,547
GBP 200,813,272 USD 268,750,129 Barclays Bank plc 09/16/26 1,889,921
GBP 7,415,831 USD 9,819,039 JPMorgan Chase Bank NA 09/16/26 175,425
GBP 48,761,825 USD 65,254,757 Societe Generale SA 09/16/26 462,527
GBP 5,070,012 USD 6,797,799 Standard Chartered Bank 09/16/26 35,157
GBP 8,790,564 USD 11,810,264 Wells Fargo Bank NA 09/16/26 36,954
JPY 17,882,796,832 EUR 96,837,813 Natwest Markets plc 09/16/26 923,283
JPY 1,227,221,168 USD 7,646,052 Banco Santander SA 09/16/26 94,123
JPY 1,164,198,964 USD 7,209,153 Goldman Sachs International 09/16/26 133,536
JPY 2,709,917,904 USD 16,622,000 HSBC Bank plc 09/16/26 469,653
JPY 156,988,138,651 USD 985,639,765 JPMorgan Chase Bank NA 09/16/26 4,496,043
JPY 1,967,488,477 USD 12,354,165 Natwest Markets plc 09/16/26 54,930
JPY 1,974,336,028 USD 12,294,832 UBS AG 09/16/26 157,451
JPY 7,400,506,507 USD 46,367,904 Wells Fargo Bank NA 09/16/26 307,638
NOK 867,658,295 CHF 72,480,575 Goldman Sachs International 09/16/26 1,401,777
NZD 15,081,861 USD 8,790,991 Goldman Sachs International 09/16/26 104,829
SGD 44,742,757 USD 34,998,357 Wells Fargo Bank NA 09/16/26 1,355
TRY 712,050,358 USD 14,133,563 Barclays Bank plc 09/16/26 309,032

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,942,741 CAD 2,697,564 BNP Paribas SA 09/16/26 $ 14,739
USD 28,399,386 CHF 22,444,668 Barclays Bank plc 09/16/26 502,249
USD 539,870,931 EUR 465,502,286 Barclays Bank plc 09/16/26 2,133,272
USD 11,341,480 EUR 9,751,016 Deutsche Bank AG 09/16/26 77,328
USD 161,549,058 HKD 1,261,972,941 BNP Paribas SA 09/16/26 382,171
USD 32,731,944 IDR 591,498,953,891 HSBC Bank plc 09/16/26 61,091
USD 16,622,000 JPY 2,627,539,272 Morgan Stanley & Co. International plc 09/16/26 49,915
ZAR 720,811,249 EUR 37,286,153 Goldman Sachs International 09/16/26 406,266
AUD 1,200,000 USD 826,232 Goldman Sachs International 09/17/26 17,443
AUD 1,245,000 USD 862,508 JPMorgan Chase Bank NA 09/17/26 12,805
MXN 1,118,381,976 EUR 54,983,013 Goldman Sachs International 09/17/26 810,046
USD 352,270 AUD 500,000 Barclays Bank plc 09/17/26 739
USD 2,316,487 EUR 1,998,000 JPMorgan Chase Bank NA 09/17/26 8,349
USD 2,409,776 CLP 2,134,339,772 Citibank NA 10/09/26 112,884
USD 3,523,954 CLP 3,132,146,757 Morgan Stanley & Co. International plc 10/09/26 153,262
EUR 50,271 USD 57,649 BNP Paribas SA 10/16/26 493
NGN 1,569,620,464 USD 1,112,023 Societe Generale SA 10/26/26 1,786
29,447,220
USD 74,860,689 BRL 386,669,274 Barclays Bank plc 08/04/26 (1,418,228)
USD 1,825,000 BRL 9,446,200 Citibank NA 08/04/26 (38,468)
USD 17,471,399 MXN 311,384,000 HSBC Bank plc 08/18/26 (485,672)
USD 813,978 EGP 44,878,320 Morgan Stanley & Co. International plc 08/20/26 (56,736)
PHP 128,273,569 USD 2,109,743 Citibank NA 08/24/26 (14,930)
PHP 137,743,787 USD 2,267,014 Deutsche Bank AG 08/24/26 (17,545)
USD 13,292,911 COP 46,227,426,715 Citibank NA 08/24/26 (1,290,132)
USD 1,962,289 COP 6,832,163,199 JPMorgan Chase Bank NA 08/24/26 (193,005)
USD 579,225 CZK 12,356,490 Citibank NA 08/24/26 (9,191)
USD 927,870 CZK 19,766,305 Deutsche Bank AG 08/24/26 (13,401)
USD 453,361 CZK 9,643,079 UBS AG 08/24/26 (5,842)
USD 1,700,888 RON 7,841,567 Deutsche Bank AG 08/24/26 (19,884)
USD 395,569 RON 1,818,835 HSBC Bank plc 08/24/26 (3,560)
USD 1,316,349 RON 6,064,197 Royal Bank of Canada 08/24/26 (14,393)
USD 1,353,488 UYU 54,747,248 HSBC Bank plc 08/24/26 (7,876)
CLP 4,948,926,560 USD 5,336,000 Morgan Stanley & Co. International plc 08/26/26 (12,346)
CLP 2,148,506,950 USD 2,328,500 UBS AG 08/26/26 (17,310)
COP 3,749,105,000 USD 1,205,500 BNP Paribas SA 08/26/26 (23,374)
COP 7,598,145,950 USD 2,411,000 Citibank NA 08/26/26 (15,236)
COP 3,775,626,000 USD 1,205,500 Deutsche Bank AG 08/26/26 (15,011)
JPY 189,874,723 USD 1,197,000 Barclays Bank plc 08/26/26 (1,489)
MYR 119,147,668 USD 29,209,088 Credit Agricole Corporate & Investment Bank SA 08/26/26 (26,721)
PEN 8,268,541 USD 2,434,000 Barclays Bank plc 08/26/26 (2,999)
USD 1,743,282 AUD 2,482,500 Barclays Bank plc 08/26/26 (2,737)
USD 6,857,000 CAD 9,649,419 Deutsche Bank AG 08/26/26 (32,976)
USD 2,412,000 COP 7,925,832,000 Citibank NA 08/26/26 (87,086)
USD 2,439,500 COP 7,934,961,650 UBS AG 08/26/26 (62,465)
USD 1,042,109 EUR 911,947 JPMorgan Chase Bank NA 08/26/26 (10,447)
USD 4,188,587 GBP 3,132,500 JPMorgan Chase Bank NA 08/26/26 (33,148)
USD 1,197,000 JPY 194,726,499 Bank of America NA 08/26/26 (29,060)
USD 1,859,500 KRW 2,715,985,700 Barclays Bank plc 08/26/26 (22,575)
USD 3,585,000 PLN 13,599,712 UBS AG 08/26/26 (55,343)
USD 2,403,000 ZAR 40,191,857 Citibank NA 08/26/26 (25,476)
ZAR 265,610,019 USD 16,147,193 HSBC Bank plc 08/26/26 (98,479)
USD 721,964 PHP 44,772,567 Citibank NA 09/01/26 (8,960)
USD 4,526,318 PHP 280,329,046 Deutsche Bank AG 09/01/26 (50,126)
USD 294,257 PHP 18,178,000 Royal Bank of Canada 09/01/26 (2,503)
USD 44,744,165 BRL 229,502,663 Barclays Bank plc 09/02/26 (179,223)
USD 3,673,017 COP 12,461,629,508 JPMorgan Chase Bank NA 09/08/26 (243,960)
CAD 474,297,601 USD 341,629,285 Wells Fargo Bank NA 09/16/26 (2,639,426)
CHF 305,044,067 USD 386,011,334 Citibank NA 09/16/26 (6,863,103)
DKK 581,448,027 USD 90,242,680 Barclays Bank plc 09/16/26 (335,091)
EUR 609,952,275 USD 707,398,250 Barclays Bank plc 09/16/26 (2,795,248)
EUR 67,715,092 USD 78,284,802 BNP Paribas SA 09/16/26 (61,867)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 6,288,563 USD 7,291,880 Morgan Stanley & Co. International plc 09/16/26 $ (27,475)
EUR 43,883,612 USD 51,064,446 State Street Bank and Trust Co. 09/16/26 (371,095)
HKD 223,559,618 USD 28,618,558 BNP Paribas SA 09/16/26 (67,702)
HUF 6,627,631,263 USD 21,376,846 Citibank NA 09/16/26 (470,494)
PLN 113,668,465 USD 30,877,009 Wells Fargo Bank NA 09/16/26 (450,840)
SEK 600,898,821 USD 63,636,672 Goldman Sachs International 09/16/26 (383,397)
TWD 2,006,409,642 USD 63,261,749 UBS AG 09/16/26 (1,053,606)
USD 50,220,719 BRL 265,361,087 BNP Paribas SA 09/16/26 (1,570,313)
USD 22,406,000 BRL 118,102,026 Morgan Stanley & Co. International plc 09/16/26 (644,199)
USD 6,943,075 COP 24,288,610,930 Citibank NA 09/16/26 (677,039)
USD 28,693,691 EUR 24,987,499 BNP Paribas SA 09/16/26 (171,300)
USD 7,546,055 EUR 6,621,137 Deutsche Bank AG 09/16/26 (102,532)
USD 12,964,124 EUR 11,259,257 HSBC Bank plc 09/16/26 (42,313)
USD 21,736,931 EUR 18,922,906 JPMorgan Chase Bank NA 09/16/26 (122,380)
USD 15,235,661 EUR 13,290,792 UBS AG 09/16/26 (117,560)
USD 296,691,865 GBP 221,691,667 Barclays Bank plc 09/16/26 (2,086,414)
USD 10,218,034 GBP 7,700,874 HSBC Bank plc 09/16/26 (160,587)
USD 8,063,948 GBP 6,050,784 Morgan Stanley & Co. International plc 09/16/26 (90,814)
USD 2,991,156 INR 287,641,801 Barclays Bank plc 09/16/26 (11,847)
USD 11,195,856 JPY 1,825,843,695 Banco Santander SA 09/16/26 (319,875)
USD 27,607,058 JPY 4,484,229,771 Barclays Bank plc 09/16/26 (675,311)
USD 7,669,712 JPY 1,239,762,138 Morgan Stanley & Co. International plc 09/16/26 (149,560)
USD 9,342,525 JPY 1,509,084,491 Societe Generale SA 09/16/26 (175,383)
USD 22,774,182 JPY 3,658,980,911 Toronto Dominion Bank 09/16/26 (303,281)
USD 51,884,686 JPY 8,376,139,211 Wells Fargo Bank NA 09/16/26 (944,244)
USD 13,936,719 KRW 21,147,716,520 Barclays Bank plc 09/16/26 (724,972)
USD 79,092,069 NOK 750,389,956 Barclays Bank plc 09/16/26 (32,613)
USD 15,977,788 ZAR 265,657,483 Barclays Bank plc 09/16/26 (46,320)
AUD 1,531,921 USD 1,077,653 Barclays Bank plc 09/17/26 (617)
IDR 367,462,574,979 USD 20,436,159 HSBC Bank plc 09/17/26 (141,569)
USD 3,170,042 AUD 4,533,500 Bank of America NA 09/17/26 (17,293)
USD 3,170,650 AUD 4,533,500 BNP Paribas SA 09/17/26 (16,685)
USD 67,397,085 MXN 1,182,795,724 BNP Paribas SA 09/17/26 (635,653)
USD 781,904 SGD 1,000,000 JPMorgan Chase Bank NA 09/17/26 (398)
USD 13,592,268 EUR 11,851,935 Citibank NA 10/16/26 (115,274)
USD 4,315,004 BRL 23,685,057 Goldman Sachs International 04/02/27 (122,618)
(30,386,221)
$ (939,001)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch UBS AG 09/28/26 USD 1.17 USD 1.17 EUR 363 $ 118,869
Put
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 253 8
EUR Currency ................ One-Touch Barclays Bank plc 08/13/26 USD 1.13 USD 1.13 EUR 318 8,351
EUR Currency ................ Down and Out UBS AG 08/26/26 USD 1.13 USD 1.11 EUR 4,156 2,154
EUR Currency ................ One-Touch BNP Paribas SA 10/19/26 HUF 351.00 HUF 351.00 EUR 320 32,418
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 253 10,192
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 256 3,442
56,565
$ 175,434
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 5,228 08/07/26 USD 690.00 USD 359,681 $ 4,069,960
State Street SPDR S&P 500 ETF Trust ............. 1,791 08/07/26 USD 760.00 USD 133,793 53,050
Nikkei 225 Index ............................ 86 08/14/26 JPY 70,000.00 JPY 5,535,134 78,916
State Street SPDR S&P 500 ETF Trust ............. 6,999 08/14/26 USD 750.00 USD 522,846 4,079,825
Alphabet, Inc. .............................. 210 08/21/26 USD 420.00 USD 7,490 8,505
Amazon.com, Inc. ........................... 3,606 08/21/26 USD 285.00 USD 97,932 1,298,160
Apple, Inc. ................................ 1,001 08/21/26 USD 310.00 USD 30,922 795,795
ASML Holding NV ........................... 27 08/21/26 EUR 1,720.00 EUR 3,872 21,639
ASML Holding NV ........................... 81 08/21/26 EUR 1,560.00 EUR 11,617 284,185
Broadcom, Inc. ............................. 201 08/21/26 USD 460.00 USD 7,825 32,562
Cadence Design Systems, Inc. .................. 117 08/21/26 USD 400.00 USD 3,978 23,108
Fifth Third Bancorp .......................... 2,451 08/21/26 USD 55.00 USD 13,848 674,025
Freeport-McMoRan, Inc. ....................... 1,252 08/21/26 USD 75.00 USD 7,841 33,178
Lam Research Corp. ......................... 285 08/21/26 USD 320.00 USD 8,351 405,412
Lumentum Holdings, Inc. ...................... 80 08/21/26 USD 1,200.00 USD 5,712 20,400
Meta Platforms, Inc. .......................... 136 08/21/26 USD 660.00 USD 7,571 18,632
Micron Technology, Inc. ....................... 105 08/21/26 USD 940.00 USD 8,642 347,813
Microsoft Corp. ............................. 210 08/21/26 USD 440.00 USD 9,759 636,300
MongoDB, Inc. ............................. 140 08/21/26 USD 340.00 USD 4,725 294,350
NVIDIA Corp. .............................. 375 08/21/26 USD 245.00 USD 7,528 7,313
Rockwell Automation, Inc. ...................... 350 08/21/26 USD 490.00 USD 16,803 654,500
Tesla, Inc. ................................. 252 08/21/26 USD 500.00 USD 7,842 3,654
UniCredit SpA .............................. 124 08/21/26 EUR 84.00 EUR 5,060 83,649
United Airlines Holdings, Inc. .................... 1,230 08/21/26 USD 120.00 USD 14,924 734,925
Walmart, Inc. .............................. 2,001 08/21/26 USD 130.00 USD 22,251 36,018
Walt Disney Co. (The) ........................ 2,589 08/21/26 USD 100.00 USD 24,904 546,279
Williams Cos., Inc. (The) ....................... 856 08/21/26 USD 75.00 USD 6,124 83,460
Nikkei 225 Index ............................ 125 09/11/26 JPY 67,000.00 JPY 8,045,253 1,154,898
Apple, Inc. ................................ 447 09/18/26 USD 330.00 USD 13,808 211,207
Apple, Inc. ................................ 1,244 09/18/26 USD 295.00 USD 38,428 2,652,830
Apple, Inc. ................................ 1,641 09/18/26 USD 320.00 USD 50,692 1,275,878
Carrier Global Corp. .......................... 861 09/18/26 USD 75.00 USD 5,322 32,287
Corning, Inc. ............................... 1,001 09/18/26 USD 195.00 USD 13,839 244,244
Crowdstrike Holdings, Inc. ...................... 647 09/18/26 USD 215.00 USD 12,349 629,207
EURO STOXX Bank Index ..................... 1,690 09/18/26 EUR 315.00 EUR 26,203 837,994
KraneShares CSI China Internet ETF .............. 5,726 09/18/26 USD 32.00 USD 16,313 163,665
Palo Alto Networks, Inc. ....................... 612 09/18/26 USD 380.00 USD 20,308 827,730
Prysmian SpA .............................. 435 09/18/26 EUR 140.00 EUR 5,229 85,025
Schneider Electric SE ......................... 241 09/18/26 EUR 280.00 EUR 6,979 546,091
Siemens Energy AG .......................... 1,110 09/18/26 EUR 160.00 EUR 16,366 927,997
SPDR Gold Shares
(a)
......................... 8,155 09/18/26 USD 392.00 USD 302,991 4,005,842
Verizon Communications, Inc. ................... 6,750 09/18/26 USD 47.00 USD 31,597 1,164,375
Visa, Inc. ................................. 952 09/18/26 USD 360.00 USD 34,856 1,568,420
Zoom Communications, Inc. .................... 1,119 09/18/26 USD 100.00 USD 10,750 632,235
Alphabet, Inc. .............................. 489 10/16/26 USD 375.00 USD 17,440 738,390
Alphabet, Inc. .............................. 3,001 10/16/26 USD 365.00 USD 107,031 5,686,895
Amazon.com, Inc. ........................... 3,001 10/16/26 USD 260.00 USD 81,501 7,044,848
Apple, Inc. ................................ 3,001 10/16/26 USD 345.00 USD 92,704 1,237,913
NVIDIA Corp. .............................. 4,001 10/16/26 USD 220.00 USD 80,320 3,290,823
Visa, Inc. ................................. 500 12/18/26 USD 380.00 USD 18,307 890,000
51,174,407
Put
Invesco QQQ Trust, Series 1 .................... 4,350 08/14/26 USD 655.00 USD 299,276 1,457,861
iShares Expanded Tech-Software Sector ETF ........ 2,000 08/21/26 USD 86.00 USD 18,916 128,092
State Street SPDR S&P 500 ETF Trust ............. 1,400 09/18/26 USD 730.00 USD 104,584 1,276,207
2,862,160
$ 54,036,567
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Morgan Stanley & Co. International plc 08/04/26 USD 0.70 AUD 4,965 $ 22,795
USD Currency ........................... JPMorgan Chase Bank NA 08/10/26 CLP 975.00 USD 3,587 1,638
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 4,825 2
USD Currency ........................... JPMorgan Chase Bank NA 08/13/26 JPY 162.00 USD 43,922 56,814
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 5,490 16,809
EUR Currency ........................... Morgan Stanley & Co. International plc 09/10/26 USD 1.16 EUR 140,303 800,314
USD Currency ........................... JPMorgan Chase Bank NA 10/01/26 KRW 1,460.00 USD 4,657 58,546
956,918
Put
AUD Currency ........................... Morgan Stanley & Co. International plc 08/06/26 USD 0.69 AUD 10,523 1,725
USD Currency ........................... HSBC Bank plc 08/06/26 ZAR 16.25 USD 4,867 3,277
USD Currency ........................... Bank of America NA 08/11/26 THB 33.50 USD 4,713 30,623
EUR Currency ........................... Citibank NA 08/13/26 USD 1.14 EUR 10,471 12,132
USD Currency ........................... JPMorgan Chase Bank NA 08/13/26 JPY 162.00 USD 43,922 892,233
EUR Currency ........................... UBS AG 08/25/26 USD 1.13 EUR 6,380 6,970
USD Currency ........................... JPMorgan Chase Bank NA 08/27/26 HUF 315.00 USD 4,713 42,186
USD Currency ........................... BNP Paribas SA 09/11/26 COP 3,300.00 USD 4,826 209,360
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 6,237 9,131
1,207,637
$ 2,164,555
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.51 ............... Citibank NA 3,643,782 09/18/26 USD 26,220,619 $ 2,267
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.59 ............... Citibank NA 3,643,782 09/18/26 USD 26,220,619 8,737
$ 11,004
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 08/07/26 4.15 % USD 162,844 $ 395
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual Citibank NA 08/27/26 4.15 USD 329,397 611,737
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 08/28/26 2.90 EUR 329,397 1,303,642
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Citibank NA 11/09/26 5.50 GBP 176,083 85,318
2,000,697
$ 2,001,092
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
MongoDB, Inc. .............................. 280 08/21/26 USD 410.00 USD 9,449 $ (75,180)
Palantir Technologies, Inc. ....................... 209 08/21/26 USD 180.00 USD 2,572 (5,956)
Rockwell Automation, Inc. ....................... 350 08/21/26 USD 560.00 USD 16,803 (98,875)
Walt Disney Co. (The) ......................... 2,589 08/21/26 USD 110.00 USD 24,904 (107,444)
Alphabet, Inc. ............................... 389 09/18/26 USD 450.00 USD 13,874 (27,619)
Cisco Systems, Inc. ........................... 1,275 09/18/26 USD 115.00 USD 14,789 (1,077,375)
Crowdstrike Holdings, Inc. ....................... 647 09/18/26 USD 255.00 USD 12,349 (159,809)
Datadog, Inc. ............................... 805 09/18/26 USD 220.00 USD 21,572 (4,759,563)
Delta Air Lines, Inc. ........................... 1,722 09/18/26 USD 90.00 USD 15,057 (693,105)
Eli Lilly & Co. ............................... 196 09/18/26 USD 1,240.00 USD 22,517 (664,440)
First Solar, Inc. .............................. 209 09/18/26 USD 280.00 USD 4,411 (117,040)
General Electric Co. ........................... 159 09/18/26 USD 340.00 USD 5,725 (490,515)
General Electric Co. ........................... 420 09/18/26 USD 350.00 USD 15,123 (1,010,100)
KLA Corp. ................................. 210 09/18/26 USD 232.00 USD 3,839 (132,300)
KraneShares CSI China Internet ETF ............... 5,726 09/18/26 USD 38.00 USD 16,313 (15,574)
Lam Research Corp. .......................... 190 09/18/26 USD 380.00 USD 5,567 (190,000)
Lam Research Corp. .......................... 456 09/18/26 USD 390.00 USD 13,362 (406,980)
Live Nation Entertainment, Inc. ................... 750 09/18/26 USD 190.00 USD 13,060 (232,500)
Micron Technology, Inc. ........................ 143 09/18/26 USD 920.00 USD 11,769 (1,012,798)
Micron Technology, Inc. ........................ 286 09/18/26 USD 900.00 USD 23,539 (2,211,495)
NVIDIA Corp. ............................... 1,800 09/18/26 USD 240.00 USD 36,135 (348,300)
Palo Alto Networks, Inc. ........................ 612 09/18/26 USD 450.00 USD 20,308 (246,330)
Siemens Energy AG ........................... 1,110 09/18/26 EUR 180.00 EUR 16,366 (351,999)
Valero Energy Corp. ........................... 469 09/18/26 USD 320.00 USD 14,675 (832,475)
Alphabet, Inc. ............................... 978 10/16/26 USD 450.00 USD 34,880 (176,040)
Alphabet, Inc. ............................... 1,500 10/16/26 USD 415.00 USD 53,498 (772,500)
Amazon.com, Inc. ............................ 1,500 10/16/26 USD 295.00 USD 40,737 (1,155,000)
Apple, Inc. ................................. 3,001 10/16/26 USD 390.00 USD 92,704 (180,060)
NVIDIA Corp. ............................... 4,001 10/16/26 USD 250.00 USD 80,320 (992,248)
(18,543,620)
Put
State Street SPDR S&P 500 ETF Trust .............. 1,791 08/07/26 USD 730.00 USD 133,793 (161,304)
Amazon.com, Inc. ............................ 3,296 08/21/26 USD 220.00 USD 89,513 (90,640)
ASML Holding NV ............................ 27 08/21/26 EUR 1,360.00 EUR 3,872 (148,203)
ASML Holding NV ............................ 81 08/21/26 EUR 1,320.00 EUR 11,617 (298,663)
Freeport-McMoRan, Inc. ........................ 941 08/21/26 USD 60.00 USD 5,893 (178,790)
Freeport-McMoRan, Inc. ........................ 2,325 08/21/26 USD 55.00 USD 14,561 (148,800)
iShares Expanded Tech-Software Sector ETF ......... 2,000 08/21/26 USD 82.00 USD 18,916 (67,573)
Rockwell Automation, Inc. ....................... 350 08/21/26 USD 410.00 USD 16,803 (119,000)
SK hynix, Inc. ............................... 1,500 08/21/26 USD 115.00 USD 21,560 (757,500)
Tesla, Inc. .................................. 126 08/21/26 USD 380.00 USD 3,921 (874,125)
UniCredit SpA ............................... 124 08/21/26 EUR 72.00 EUR 5,060 (14,871)
Walmart, Inc. ............................... 2,001 08/21/26 USD 110.00 USD 22,251 (583,291)
Williams Cos., Inc. (The) ........................ 856 08/21/26 USD 65.00 USD 6,124 (27,820)
Nikkei 225 Index ............................. 125 09/11/26 JPY 59,000.00 JPY 8,045,253 (1,092,046)
Advanced Micro Devices, Inc. .................... 800 09/18/26 USD 400.00 USD 38,092 (1,476,000)
Alphabet, Inc. ............................... 299 09/18/26 USD 290.00 USD 10,664 (33,937)
Alphabet, Inc. ............................... 364 09/18/26 USD 330.00 USD 12,982 (224,770)
Amazon.com, Inc. ............................ 606 09/18/26 USD 220.00 USD 16,458 (50,601)
Applied Materials, Inc. ......................... 159 09/18/26 USD 450.00 USD 8,072 (529,470)
Applied Materials, Inc. ......................... 1,201 09/18/26 USD 400.00 USD 60,971 (2,164,802)
Broadcom, Inc. .............................. 303 09/18/26 USD 350.00 USD 11,795 (407,535)
Carrier Global Corp. ........................... 861 09/18/26 USD 65.00 USD 5,322 (404,670)
Corning, Inc. ................................ 460 09/18/26 USD 140.00 USD 6,360 (739,450)
Corning, Inc. ................................ 1,501 09/18/26 USD 150.00 USD 20,751 (3,317,210)
Corning, Inc. ................................ 3,000 09/18/26 USD 120.00 USD 41,475 (2,212,500)
Crowdstrike Holdings, Inc. ....................... 647 09/18/26 USD 155.00 USD 12,349 (286,298)
GE Vernova, Inc. ............................. 450 09/18/26 USD 840.00 USD 44,563 (1,062,000)
Intel Corp. ................................. 2,499 09/18/26 USD 70.00 USD 22,541 (670,981)
KLA Corp. ................................. 400 09/18/26 USD 170.00 USD 7,313 (562,000)
KraneShares CSI China Internet ETF ............... 2,863 09/18/26 USD 26.00 USD 8,157 (107,304)
Lam Research Corp. .......................... 258 09/18/26 USD 250.00 USD 7,560 (391,515)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Lumentum Holdings, Inc. ....................... 126 09/18/26 USD 520.00 USD 8,996 $ (338,310)
Lumentum Holdings, Inc. ....................... 600 09/18/26 USD 540.00 USD 42,836 (1,947,000)
Micron Technology, Inc. ........................ 100 09/18/26 USD 650.00 USD 8,230 (332,500)
Micron Technology, Inc. ........................ 111 09/18/26 USD 820.00 USD 9,136 (1,127,482)
Micron Technology, Inc. ........................ 700 09/18/26 USD 600.00 USD 57,612 (1,527,750)
Palo Alto Networks, Inc. ........................ 306 09/18/26 USD 240.00 USD 10,154 (97,308)
Palo Alto Networks, Inc. ........................ 612 09/18/26 USD 270.00 USD 20,308 (457,470)
Prysmian SpA ............................... 435 09/18/26 EUR 110.00 EUR 5,229 (181,837)
Schneider Electric SE .......................... 241 09/18/26 EUR 240.00 EUR 6,979 (36,962)
Siemens Energy AG ........................... 1,110 09/18/26 EUR 130.00 EUR 16,366 (569,598)
SPDR Gold Shares
(a)
.......................... 8,155 09/18/26 USD 350.00 USD 302,991 (3,089,093)
Vertiv Holdings Co. ........................... 1,250 09/18/26 USD 240.00 USD 30,196 (2,743,750)
Visa, Inc. .................................. 452 09/18/26 USD 320.00 USD 16,549 (52,206)
Vistra Corp. ................................ 3,000 09/18/26 USD 125.00 USD 44,457 (891,000)
Walt Disney Co. (The) ......................... 2,779 09/18/26 USD 90.00 USD 26,731 (498,831)
Zoom Communications, Inc. ..................... 1,119 09/18/26 USD 80.00 USD 10,750 (173,445)
Alphabet, Inc. ............................... 299 10/16/26 USD 285.00 USD 10,664 (61,295)
Alphabet, Inc. ............................... 1,500 10/16/26 USD 295.00 USD 53,498 (444,750)
Amazon.com, Inc. ............................ 1,500 10/16/26 USD 210.00 USD 40,737 (167,250)
Apple, Inc. ................................. 1,500 10/16/26 USD 280.00 USD 46,337 (690,000)
Applied Materials, Inc. ......................... 500 10/16/26 USD 400.00 USD 25,384 (1,321,250)
NVIDIA Corp. ............................... 2,000 10/16/26 USD 175.00 USD 40,150 (1,065,000)
Alphabet, Inc. ............................... 299 11/20/26 USD 280.00 USD 10,664 (102,407)
Alphabet, Inc. ............................... 299 12/18/26 USD 270.00 USD 10,664 (100,912)
Applied Materials, Inc. ......................... 90 12/18/26 USD 400.00 USD 4,569 (375,300)
Corning, Inc. ................................ 230 12/18/26 USD 120.00 USD 3,180 (355,925)
KLA Corp. ................................. 200 12/18/26 USD 130.00 USD 3,656 (225,000)
Lam Research Corp. .......................... 126 12/18/26 USD 210.00 USD 3,692 (221,760)
Lumentum Holdings, Inc. ....................... 65 12/18/26 USD 440.00 USD 4,641 (260,000)
Meta Platforms, Inc. ........................... 219 12/18/26 USD 420.00 USD 12,192 (176,295)
NVIDIA Corp. ............................... 700 12/18/26 USD 125.00 USD 14,053 (104,650)
Visa, Inc. .................................. 500 12/18/26 USD 300.00 USD 18,307 (167,500)
(39,107,505)
$ (57,651,125)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 2,414 $ —
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 3,587 (1,638)
USD Currency ............................. Goldman Sachs International 08/11/26 COP 4,150.00 USD 2,411 (1)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 5,506 (40,818)
USD Currency ............................. UBS AG 09/04/26 TRY 49.00 USD 2,428 (19,889)
USD Currency ............................. Goldman Sachs International 09/08/26 INR 96.15 USD 2,748 (13,869)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 2,452 (5,648)
USD Currency ............................. HSBC Bank plc 09/22/26 CNH 6.74 USD 5,088 (12,922)
EUR Currency ............................. JPMorgan Chase Bank NA 09/28/26 HUF 370.00 EUR 2,070 (22,953)
USD Currency ............................. Barclays Bank plc 10/01/26 COP 3,500.00 USD 2,411 (8,479)
USD Currency ............................. JPMorgan Chase Bank NA 10/01/26 KRW 1,500.00 USD 6,986 (37,101)
USD Currency ............................. BNP Paribas SA 10/13/26 COP 3,400.00 USD 2,413 (20,117)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 2,560 (22,128)
–
(205,563)
–
Put
USD Currency ............................. Deutsche Bank AG 08/06/26 ZAR 16.25 USD 4,867 (3,277)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 3,018 (97,881)
USD Currency ............................. BNP Paribas SA 09/11/26 COP 3,200.00 USD 4,826 (101,393)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. Morgan Stanley & Co. International plc 10/02/26 MXN 17.11 USD 42,806 $ (237,481)
–
(440,032)
–
$ (645,595)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3.70 % USD 549,408 $ (4,489,409)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual Citibank NA 08/27/26 4.45 USD 658,794 (221,923)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Citibank NA 08/28/26 3.20 EUR 658,794 (517,760)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.50% Annual BNP Paribas SA 10/08/26 4.50 USD 102,845 (588,573)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4.65 USD 87,430 (1,005,511)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.08% Annual
Morgan Stanley & Co.
International plc 10/12/26 3.08 EUR 244,995 (765,753)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.13% Annual
Morgan Stanley & Co.
International plc 10/12/26 3.13 EUR 104,690 (625,791)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3.20 EUR 526,391 (1,204,692)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3.85 USD 653,144 (4,774,813)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual Citibank NA 10/21/26 4.35 USD 173,263 (773,882)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 11/02/26 4.50 USD 404,240 (626,572)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3.52 EUR 109,711 (567,321)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Citibank NA 11/09/26 4.80 GBP 117,389 (241,784)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4.30 USD 750,000 (4,798,058)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4.00 USD 296,246 (2,807,842)
$ (24,009,684)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Group, Inc. ............... 5.00 % Quarterly 12/20/26 USD 12,271 $ (275,426) $ (136,810) $ (138,616)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 5,479 (66,723) (2,215) (64,508)
Markit CDX North American High Yield Index
Series 44.V3 ..................... 5.00 Quarterly 06/20/30 USD 42,176 (3,576,945) (2,456,832) (1,120,113)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 Quarterly 06/20/30 USD 21,531 (447,668) (381,027) (66,641)
iTraxx Europe Crossover Index Series 44.V1 . 5.00 Quarterly 12/20/30 EUR 62,055 (7,848,751) (5,674,500) (2,174,251)
Markit CDX North American High Yield Index
Series 45.V3 ..................... 5.00 Quarterly 12/20/30 USD 14,379 (1,173,962) (985,307) (188,655)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1.00 Quarterly 06/20/31 USD 2,100 (45,789) (45,122) (667)
$ (13,435,264) $ (9,681,813) $ (3,753,451)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V5 ........... 5.00 % Quarterly 12/20/27 BB- USD 21,392 $ 1,015,355 $ (118,649) $ 1,134,004
Markit CDX North American
High Yield Index Series
41.V3 ........... 5.00 Quarterly 12/20/28 BB- USD 31,642 2,132,215 578,122 1,554,093
iTraxx Europe Crossover
Index Series 42.V4 .. 5.00 Quarterly 12/20/29 BB- EUR 93,714 10,138,559 5,840,401 4,298,158
Ardagh Packaging Finance
plc ............. 5.00 Quarterly 06/20/30 NR EUR 137 (15,417) — (15,417)
iTraxx Europe Crossover
Index Series 43.V3 .. 5.00 Quarterly 06/20/30 BB- EUR 9,970 1,258,525 921,384 337,141
iTraxx Europe Crossover
Index Series 45.V1 .. 5.00 Quarterly 06/20/31 BB- EUR 38,544 4,671,822 4,675,549 (3,727)
$ 19,201,059 $ 11,896,807 $ 7,304,252
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 405,892 $ (13,889) $ — $ (13,889)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 229,465 1,665 — 1,665
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 19,929 (171,574) — (171,574)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 44,287 (389,633) — (389,633)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 28,851 331 — 331
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 370,972 835,546 — 835,546
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 2,409,360 1,137,115 — 1,137,115
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 88,179 85,451 — 85,451
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 341,295 948,077 — 948,077
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 1,223,390 17,020 — 17,020
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 108,319 (3,043) — (3,043)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 21,980 (70,156) — (70,156)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 36,634 (118,171) — (118,171)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 1,888,562 147,457 — 147,457
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 1,289,442 10,284,818 171,734 10,113,084
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 282,111 360,921 — 360,921
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 282,111 498,835 — 498,835
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 703,584 (3,355,913) — (3,355,913)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 115,380 (8,570) — (8,570)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 1,707,025 138,122 — 138,122
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 2,570,000 220,546 — 220,546
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 48,743 12,565 — 12,565
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 26,376 (138,112) — (138,112)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 95,676 424,114 — 424,114
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 348,343 (3,282,766) — (3,282,766)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 35,646 (20,704) — (20,704)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 17,682 (8,253) — (8,253)
1-day
BZDIOVER At Termination 14.01% At Termination N/A 01/03/28 BRL 38,271 13,309 — 13,309
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 228,623 (45,727) — (45,727)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 228,623 $ 2,495,486 $ — $ 2,495,486
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 230,191 3,335,574 — 3,335,574
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 849,941 (13,226,316) — (13,226,316)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,292,612 30,924 — 30,924
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 4,887,773 1,930 — 1,930
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,263,766 43,628 — 43,628
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,295,088 (1,843) — (1,843)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 5,347,854 42,835 — 42,835
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 234,600 24,994 — 24,994
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 4,639,598 4,494 — 4,494
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 229,310 (3,657,764) — (3,657,764)
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 25,848,301 70,989 — 70,989
3-mo. CD_KSDA Quarterly 3.99% Quarterly 09/16/26
(a)
09/16/28 KRW 9,577,343 27,094 — 27,094
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 130,144 (14,014) — (14,014)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 57,731 (144,903) — (144,903)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 37,793 (286,195) — (286,195)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 18,581 (129,311) — (129,311)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 148,633 470,655 — 470,655
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 584,406 32,093 — 32,093
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 714,274 46,969 — 46,969
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 1,720,423 20,476,322 1,056,600 19,419,722
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 165,249 (452,966) — (452,966)
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 235,522 (580,522) — (580,522)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 119,586 (600,000) — (600,000)
7.57% Annual 1-day ZARONIA Annual 09/16/26
(a)
09/16/29 ZAR 221,851 — — —
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 115,310 (1,726,767) — (1,726,767)
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 831,130 2,191,536 — 2,191,536
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 128,989 (316,928) — (316,928)
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 62,093 (130,023) — (130,023)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 128,318 (4,065,354) — (4,065,354)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 111,573 (728,948) — (728,948)
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 114,863 (188,631) — (188,631)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 490,037 58,007 — 58,007
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 202,269 (152,166) — (152,166)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 27,942 (8,207) — (8,207)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 30,244 (1,089,897) — (1,089,897)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 56,067 25,283 — 25,283
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 29,039 (45,300) — (45,300)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 46,231 (63,954) 4,134 (68,088)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 36,084 7,207 — 7,207
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 207,893 30,204 — 30,204
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 14,265,710 (88,154) — (88,154)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 85,560 (99,027) — (99,027)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 112,382 (93,999) — (93,999)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 220,516 34,447 — 34,447
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 91,021 2,005 — 2,005
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 17,692 32,503 — 32,503
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 17,747 31,246 — 31,246
3-mo. CD_KSDA Quarterly 3.67% Quarterly N/A 06/17/31 KRW 9,389,840 (76,727) — (76,727)
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 56,048 (20,190) — (20,190)
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 27,606 (10,243) — (10,243)
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 54,838 (4,799) — (4,799)
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 20,801 5,113 — 5,113
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 20,801 6,013 — 6,013
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 427,413 29,177 — 29,177
4.22% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 19,299 35,920 — 35,920
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 15,134 45,913 — 45,913
7.66% Monthly 1-day TIIEOIS Monthly N/A 07/09/31 MXN 72,539 19,071 — 19,071

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 103,788 $ 18,175,007 $ — $ 18,175,007
6-mo. PRIBOR Semi-Annual 4.23% Annual 09/16/26
(a)
09/16/31 CZK 114,160 (73,057) — (73,057)
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 74,669 (65,522) — (65,522)
4.57% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 84,780 (7,332) — (7,332)
3.98% Annual 6-mo. WIBOR Semi-Annual 09/16/26
(a)
09/16/31 PLN 25,138 126,104 — 126,104
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 74,318 (2,169,697) — (2,169,697)
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 28,614 (49,713) — (49,713)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 66,766 (83,058) — (83,058)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 138,336 903,801 — 903,801
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 276,671 1,806,668 — 1,806,668
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 138,336 913,854 — 913,854
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 240,200 (19,240) — (19,240)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 240,200 (17,691) — (17,691)
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 1,281,638 13,524,253 1,835,951 11,688,302
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 77,654 (3,171,439) — (3,171,439)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 133,331 (5,404,444) — (5,404,444)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 104,391 (4,010,232) — (4,010,232)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 103,294 (3,706,958) — (3,706,958)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 52,089 (1,965,791) — (1,965,791)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 10,301 (19,253) — (19,253)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 10,301 19,919 6,808 13,111
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 41,423 4,494 — 4,494
6-mo. EURIBOR Semi-Annual 2.94% Annual N/A 04/27/36 EUR 138,316 (3,662,807) — (3,662,807)
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 1,082,655 12,690 — 12,690
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 314,446 15,695 — 15,695
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 313,085 17,333 — 17,333
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 319,303 21,332 — 21,332
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 156,341 (52,680) — (52,680)
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 42,146 (12,107) — (12,107)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 46,302 3,220,308 — 3,220,308
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 16,230 444,609 9,179 435,430
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 50,072 6,853,763 — 6,853,763
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 2,733,675 (6,458,186) — (6,458,186)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 2,733,675 (6,455,816) — (6,455,816)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 49,926 (3,449,686) 198,970 (3,648,656)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 464,907 64,213,140 125,311 64,087,829
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 47,000 (9,079,115) 208,465 (9,287,580)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 252,200 (266,179) — (266,179)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 22,384 (2,677,130) — (2,677,130)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 1,511,074 (1,183,109) — (1,183,109)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 1,512,790 (1,155,418) — (1,155,418)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 1,522,606 (1,151,044) — (1,151,044)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 1,509,980 (1,037,352) — (1,037,352)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 1,779,737 (1,147,955) — (1,147,955)
$ 60,874,824 $ 3,617,152 $ 57,257,672
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 14,565 $ 96,243 $ — $ 96,243
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 $ (130,881) $ 84,966 $ (215,847)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 8,100 (124,865) (18,946) (105,919)
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 8,100 (140,882) 56,153 (197,035)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 692 (70,113) (44,789) (25,324)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,385 (141,940) (177,924) 35,984
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/31 USD 7,905 (41,268) 111,931 (153,199)
$ – $ – $ –
$ (649,949) $ 11,391 $ (661,340)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 4,090 $ 160,272 $ 60,178 $ 100,094
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 1,438 56,350 28,280 28,070
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,746 97,599 67,886 29,713
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 1,138 63,613 35,020 28,593
Virgin Media Finance plc . 5.00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 1,103 (154,486) 77,240 (231,726)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 1,861 (260,651) 134,599 (395,250)
ZF Europe Finance BV .. 5.00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 1,760 174,981 101,602 73,379
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 6,387 994,040 566,310 427,730
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,387 292,286 183,408 108,878
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,387 292,286 218,271 74,015
Eutelsat SA .......... 5.00 Quarterly BNP Paribas SA 12/20/30 NR EUR 1,740 307,436 197,551 109,885
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 2,023 357,445 240,553 116,892
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 992 141,326 83,930 57,396
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 385 65,303 61,800 3,503
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 735 124,670 117,982 6,688
Ziggo Bond Co. BV .... 5.00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 2,138 (144,253) 55,807 (200,060)
Ziggo Bond Co. BV .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 1,969 (132,850) 26,241 (159,091)
Albion Financing 1 SARL 5.00 Quarterly Bank of America NA 06/20/31 BB- EUR 841 125,704 98,514 27,190
TeamSystem SpA ..... 5.00 Quarterly Bank of America NA 06/20/31 NR EUR 400 18,703 13,666 5,037

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Zegona Finance plc .... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/31 BB EUR 1,249 $ 213,728 $ 180,014 $ 33,714
$ 2,793,502 $ 2,548,852 $ 244,650
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 596,422 $ 4,408 $ — $ 4,408
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 1,325,382 4,534 — 4,534
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 138,239 (3,436,221) — (3,436,221)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 122,264 (3,053,400) — (3,053,400)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 928 (22,558) — (22,558)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 166,281 (4,038,349) — (4,038,349)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 173,308 (4,212,558) — (4,212,558)
1-day CLICP Semi-Annual 4.77% Semi-Annual Barclays Bank plc 09/16/26
(a)
09/16/28 CLP 5,942,763 (14,622) — (14,622)
1-day IBR Quarterly 11.00% Quarterly Citibank NA 09/16/26
(a)
09/16/28 COP 9,055,035 (12,102) — (12,102)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 6,225,734 (1,451) — (1,451)
1-day
BZDIOVER At Termination 13.09% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 556,755 (4,546,446) — (4,546,446)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 6,394 (44,894) — (44,894)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 29,038 (190,235) — (190,235)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 14,208 (15,019) — (15,019)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 1,030,080 11,487 — 11,487
$ (19,567,426) $ — $ (19,567,426)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 09/18/26 USD 12,830 $ (61,024) $ — $ (61,024)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 30,798 $ (139,981) $ — $ (139,981)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/18/26 USD 65,321 (290,000) — (290,000)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 09/18/26 USD 18,862 (83,738) — (83,738)
1-day SOFR plus 0.20% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 23,861 (98,733) — (98,733)
1-day SOFR plus 0.30% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/18/26 USD 6,331 (26,863) — (26,863)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.80%
At
Termination Citibank NA 09/18/26 USD 27,949 115,233 — 115,233
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 2,093 12,344 — 12,344
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 400 365 — 365
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 1,233 18,600 — 18,600
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 930 11,220 — 11,220
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 674 (857) — (857)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 1,218 5,243 — 5,243
$ (538,191) $ — $ (538,191)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
ABN AMRO Bank NV ......... Citibank NA USD 14,729,274 02/24/27 0.26% 1D OBFR01 Monthly $ 518,121
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 741,555 02/10/27 0.30% HONIA Monthly 82,572
AMC Global Media, Inc. ....... Barclays Bank plc 665,470 08/23/26 0.20% 1D OBFR01 Monthly 68,119
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 1,777,315 02/09/27 0.20% 1D OBFR01 Monthly 199,440

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
ams-OSRAM AG ............ JPMorgan Chase Bank NA USD 145,536 02/10/27 0.26% SSARON Monthly $ (13,834)
Annaly Capital Management, Inc. . JPMorgan Chase Bank NA 861,367 02/09/27 0.20% 1D OBFR01 Monthly 7,264
Baidu, Inc. ................ JPMorgan Chase Bank NA 838,295 02/10/27 0.30% HONIA Monthly (63,934)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 371,391 02/10/27 0.15% HONIA Monthly 13,890
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 1,321,027 02/10/27 0.26% 1D ESTR Monthly 42,837
Citigroup, Inc. .............. JPMorgan Chase Bank NA 13,595,977 02/09/27 0.20% 1D OBFR01 Monthly (488,857)
CSG NV .................. JPMorgan Chase Bank NA 4,076,787 02/10/27 0.10% 1D ESTR Monthly 723,556
Derayah Financial Co. ........ JPMorgan Chase Bank NA 518,996 02/11/27 0.75% 1D OBFR01 Monthly (21,558)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 845,361 02/09/27 0.20% 1D OBFR01 Monthly 50,354
Eastroc Beverage Group Co. Ltd. . JPMorgan Chase Bank NA 476,269 02/10/27 0.30% HONIA Monthly 43,661
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 3,078,862 02/11/27 0.75% 1D OBFR01 Monthly (15,284)
Ferrari NV ................ JPMorgan Chase Bank NA 907,408 02/10/27 0.26% 1D ESTR Monthly 37,042
Flagstar Bank NA ............ JPMorgan Chase Bank NA 593,523 02/09/27 0.20% 1D OBFR01 Monthly (13,063)
Guangdong Huayan Robotics Co.
Ltd. ................... JPMorgan Chase Bank NA 14,673 02/10/27 0.30% HONIA Monthly (5,432)
Hermes International SCA ...... JPMorgan Chase Bank NA 842,016 02/10/27 0.26% 1D ESTR Monthly (18,094)
Iberdrola SA ............... JPMorgan Chase Bank NA 61,698 02/11/27 0.52% 1D ESTR Monthly (543)
JD.com, Inc. ............... JPMorgan Chase Bank NA 730,475 02/10/27 0.30% HONIA Monthly 138,906
Kuaishou Technology ......... JPMorgan Chase Bank NA 350,505 02/10/27 0.85% HONIA Monthly (2,434)
LVMH Moet Hennessy Louis Vuitton
SE ................... JPMorgan Chase Bank NA 1,789,578 02/10/27 0.26% 1D ESTR Monthly (31,247)
McDonald's Corp. ........... JPMorgan Chase Bank NA 844,785 02/09/27 0.20% 1D OBFR01 Monthly 1,506
Meituan .................. Citibank NA 3,429,070 02/24/27 0.30% 1D OBFR01 Monthly 365,532
NetEase, Inc. .............. JPMorgan Chase Bank NA 801,520 02/10/27 0.30% HONIA Monthly (19,297)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 291,380 02/10/27 0.30% HONIA Monthly 9,115
OHB SE .................. Citibank NA 1,822,061 02/04/27 0.26% 1D ESTR Monthly (138,772)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 434,616 02/09/27 0.20% 1D OBFR01 Monthly (79,791)
Prysmian SpA .............. JPMorgan Chase Bank NA 775,799 02/10/27 0.26% 1D ESTR Monthly (79,347)
Rasan Information Technology Co. JPMorgan Chase Bank NA 2,380,464 02/11/27 0.75% 1D OBFR01 Monthly (314,772)
RELX plc ................. JPMorgan Chase Bank NA 268,566 02/10/27 0.25% 1D SONIA Monthly 22,974
Rheinmetall AG ............. JPMorgan Chase Bank NA 892,067 02/10/27 0.26% 1D ESTR Monthly 94,107
Rigaku Holdings Corp. ........ Barclays Bank plc 133,990 03/01/27 0.00% 1D P TONA Monthly (13,755)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 1,119,035 02/10/27 0.30% HONIA Monthly 108,838
Shenzhen Han's CNC Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 1,518,671 02/10/27 0.30% HONIA Monthly (121,413)
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 95,988 02/11/27 0.26% 1D OBFR01 Monthly (6,231)
Standard Chartered plc ........ JPMorgan Chase Bank NA 2,417,701 02/11/27 0.25% 1D OBFR01 Monthly 153,380
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 473,971 02/10/27 0.27% HONIA Monthly (11,549)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 799,808 02/10/27 0.85% HONIA Monthly 641
Victory Giant Technology Huizhou
Co. Ltd. ................ JPMorgan Chase Bank NA 1,476,481 02/10/27 0.30% HONIA Monthly (139,882)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 508,412 02/10/27 0.30% HONIA Monthly 69,899
XPeng, Inc. ................ JPMorgan Chase Bank NA 324,511 02/10/27 0.15% HONIA Monthly (7,980)
Zhongji Innolight Co. Ltd. ...... JPMorgan Chase Bank NA 1,006,077 02/10/27 0.30% HONIA Monthly 16,365
Total long positions of equity swaps 1,161,050
Short contracts
(b)
Adecco Group AG (Registered) .. Citibank NA (20,606) 02/24/27 (0.26)% 1D OBFR01 Monthly (693)
Adobe, Inc. ................ Barclays Bank plc (6,571,544) 08/23/26 (0.15)% 1D OBFR01 Monthly (964,545)
Advanced Energy Industries, Inc. . JPMorgan Chase Bank NA (256,935) 02/09/27 (0.15)% 1D OBFR01 Monthly 3,605
Airtel Africa plc ............. Citibank NA (4,798,369) 02/24/27 (0.25)% 1D OBFR01 Monthly 158,109
Alexandria Real Estate Equities, Inc. Citibank NA (6,999,629) 02/24/28 (0.15)% 1D OBFR01 Monthly (116,472)
Allegion plc ................ Citibank NA (3,714,833) 02/24/28 (0.15)% 1D OBFR01 Monthly (463,193)
Alstom SA ................ Citibank NA (1,293,331) 02/24/27 (0.26)% 1D OBFR01 Monthly (8,950)
Anheuser-Busch InBev SA/NV ... Citibank NA (14,382,461) 02/24/27 (0.24)% 1D OBFR01 Monthly (714,152)
Ares Management Corp. ....... Citibank NA (5,317,397) 02/24/28 (0.15)% 1D OBFR01 Monthly (378,893)
ASX Ltd. ................. JPMorgan Chase Bank NA (4,085,298) 02/10/27 (0.21)% 1D OBFR01 Monthly (78,543)
Axon Enterprise, Inc. ......... Citibank NA (13,166,065) 02/24/28 (0.15)% 1D OBFR01 Monthly (856,518)
Barratt Redrow plc ........... Citibank NA (4,570,608) 02/24/27 (0.25)% 1D OBFR01 Monthly (77,408)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (4,841,940) 02/11/27 (0.26)% 1D OBFR01 Monthly 231,766
Baxter International, Inc. ....... Citibank NA (7,394,535) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,503,397)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Bayerische Motoren Werke AG .. Citibank NA USD (1,673,041) 02/24/27 (0.26)% 1D OBFR01 Monthly $ (70,019)
Beiersdorf AG .............. JPMorgan Chase Bank NA (2,077,957) 02/11/27 (0.95)% 1D OBFR01 Monthly (104,705)
BeOne Medicines Ltd. ........ Citibank NA (5,807,018) 02/24/27 (0.19)% 1D OBFR01 Monthly 79,396
Berkeley Group Holdings plc .... Citibank NA (3,709,223) 02/24/27 (0.25)% 1D OBFR01 Monthly (112,044)
Best Buy Co., Inc. ........... Citibank NA (3,048,240) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,744
Boliden AB ................ Citibank NA (3,464,809) 02/24/27 (0.25)% 1D OBFR01 Monthly 60,069
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (15,807) 02/09/27 (0.15)% 1D OBFR01 Monthly 154
Brenntag SE ............... JPMorgan Chase Bank NA (1,299,431) 02/11/27 (0.26)% 1D OBFR01 Monthly (132,971)
Brenntag SE ............... Citibank NA (2,708,724) 02/24/27 (0.26)% 1D OBFR01 Monthly (123,783)
Bunge Global SA ............ Citibank NA (4,811,040) 02/24/28 (0.15)% 1D OBFR01 Monthly 634,926
Cathay Pacific Airways Ltd. ..... JPMorgan Chase Bank NA (1,249,721) 02/10/27 (0.75)% HONIA Monthly (86,023)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (289,909) 02/11/27 (0.84)% 1D OBFR01 Monthly 7,230
Chailease Holding Co. Ltd. ..... Citibank NA (3,305,290) 02/24/27 (3.25)% 1D OBFR01 Monthly 260,811
Charles River Laboratories
International, Inc. .......... Citibank NA (1,891,536) 02/24/28 (0.15)% 1D OBFR01 Monthly (119,443)
China Merchants Bank Co. Ltd. .. Citibank NA (2,564,123) 02/24/27 (0.30)% 1D OBFR01 Monthly (154,382)
China Railway Group Ltd. ...... Citibank NA (1,676,816) 02/24/27 (0.22)% 1D OBFR01 Monthly (57,486)
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (37,334) 02/10/27 (0.30)% 1D OBFR01 Monthly (4,051)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (2,863,183) 02/24/27 (0.30)% 1D OBFR01 Monthly (910)
Cie Financiere Richemont SA ... JPMorgan Chase Bank NA (844,104) 02/10/27 (0.10)% SSARON Monthly (48,323)
CMOC Group Ltd. ........... JPMorgan Chase Bank NA (138,628) 02/10/27 (0.30)% HONIA Monthly (16,548)
Cochlear Ltd. .............. JPMorgan Chase Bank NA (3,431,085) 02/10/27 (0.25)% 1D OBFR01 Monthly 111,262
Comcast Corp. ............. Citibank NA (13,046,850) 02/24/28 (0.15)% 1D OBFR01 Monthly (244,073)
Community Financial System, Inc. JPMorgan Chase Bank NA (911,205) 02/09/27 (0.15)% 1D OBFR01 Monthly 6,976
Constellation Software, Inc. ..... JPMorgan Chase Bank NA (1,946,343) 02/09/27 (0.25)% 1D OBFR01 Monthly (187,250)
Continental AG ............. Citibank NA (2,319,493) 02/24/27 (0.26)% 1D OBFR01 Monthly (55,235)
Corpay, Inc. ............... Citibank NA (9,629,098) 02/24/28 (0.15)% 1D OBFR01 Monthly (619,856)
Cosan SA ................. JPMorgan Chase Bank NA (1,212,758) 02/10/27 (2.50)% 1D OBFR01 Monthly (120,300)
Cosan SA ................. Citibank NA (3,501,603) 02/24/28 (0.30)% 1D OBFR01 Monthly (110,949)
Croda International plc ........ Citibank NA (2,171,449) 02/24/27 (0.25)% 1D OBFR01 Monthly (203,969)
Crown Castle, Inc. ........... Citibank NA (8,577,047) 02/24/28 (0.15)% 1D OBFR01 Monthly 74,785
CVB Financial Corp. .......... JPMorgan Chase Bank NA (775,218) 02/09/27 (0.15)% 1D OBFR01 Monthly (6,994)
Davide Campari-Milano NV ..... JPMorgan Chase Bank NA (1,470,530) 02/10/27 (0.26)% 1D ESTR Monthly (26,922)
Davide Campari-Milano NV ..... Citibank NA (2,361,251) 02/24/27 (0.20)% 1D OBFR01 Monthly (108,867)
Descartes Systems Group, Inc.
(The) .................. Citibank NA (5,520,174) 02/24/28 (0.20)% 1D OBFR01 Monthly (561,485)
Diageo plc ................ Citibank NA (6,354,861) 02/24/27 (0.25)% 1D OBFR01 Monthly (272,568)
DMG Mori Co. Ltd. ........... Citibank NA (1,097) 02/24/27 (0.10)% 1D OBFR01 Monthly (70)
Domino's Pizza, Inc. .......... Citibank NA (3,575,380) 02/24/28 (0.15)% 1D OBFR01 Monthly (308,652)
DPC Holdings plc ........... Barclays Bank plc (404,379) 08/23/26 (4.88)% 1D OBFR01 Monthly 11,125
E Ink Holdings, Inc. .......... JPMorgan Chase Bank NA (352,678) 02/11/27 (1.42)% 1D OBFR01 Monthly 22,858
E Ink Holdings, Inc. .......... Citibank NA (1,725,282) 02/24/27 (1.70)% 1D OBFR01 Monthly 64,611
EagleRock Land LLC ......... Goldman Sachs Bank USA (2,548,882) 08/18/26 (0.63)% 1D FEDL01 Monthly (81,047)
EagleRock Land LLC ......... Barclays Bank plc (1,093,740) 08/23/26 (2.63)% 1D OBFR01 Monthly (10,356)
Entain plc ................. Citibank NA (3,258,118) 02/24/27 (0.25)% 1D OBFR01 Monthly 9,530
Equinox Gold Corp. .......... Citibank NA (3,789,202) 02/24/28 (0.20)% 1D OBFR01 Monthly 139,236
Everest Group Ltd. ........... Citibank NA (9,768,546) 02/24/28 (0.15)% 1D OBFR01 Monthly (17,347)
Expand Energy Corp. ......... Citibank NA (16,506,649) 02/24/28 (0.15)% 1D OBFR01 Monthly (152,364)
Expeditors International of
Washington, Inc. .......... Citibank NA (13,934,229) 02/24/28 (0.15)% 1D OBFR01 Monthly 646,071
F5, Inc. .................. Citibank NA (13,981,289) 02/24/28 (0.15)% 1D OBFR01 Monthly (68,404)
Fervo Energy Co. ........... Goldman Sachs Bank USA (1,976,534) 08/18/26 (0.80)% 1D FEDL01 Monthly 163,304
Fervo Energy Co. ........... Barclays Bank plc (10,107,305) 08/23/26 (0.75)% 1D OBFR01 Monthly 1,941,762
Flutter Entertainment plc ....... JPMorgan Chase Bank NA (9,134,808) 02/09/27 (0.15)% 1D OBFR01 Monthly 562,104
Food & Life Cos. Ltd. ......... Citibank NA (7,429,475) 02/24/27 (0.15)% 1D OBFR01 Monthly (502,863)
Fubon Financial Holding Co. Ltd. . JPMorgan Chase Bank NA (584,731) 02/11/27 (0.75)% 1D OBFR01 Monthly (13,165)
Fubon Financial Holding Co. Ltd. . Citibank NA (5,207,303) 02/24/27 (0.46)% 1D OBFR01 Monthly (94,039)
Ganfeng Lithium Group Co. Ltd. .. JPMorgan Chase Bank NA (739,378) 02/10/27 (1.02)% 1D OBFR01 Monthly 27,205
Gen Digital, Inc. ............. Citibank NA (6,756,988) 02/24/28 (0.15)% 1D OBFR01 Monthly (466,974)
General Mills, Inc. ........... JPMorgan Chase Bank NA (8,432,847) 02/09/27 (0.15)% 1D OBFR01 Monthly 134,629
General Motors Co. .......... Citibank NA (10,140,016) 02/24/28 (0.15)% 1D OBFR01 Monthly (830,906)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Gildan Activewear, Inc. ........ JPMorgan Chase Bank NA USD (2,071,570) 02/09/27 (0.25)% 1D OBFR01 Monthly $ (166,394)
Gildan Activewear, Inc. ........ Citibank NA (9,983,199) 02/24/28 (0.20)% 1D OBFR01 Monthly (399,375)
Global Payments, Inc. ........ Citibank NA (16,415,178) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,062,195)
Global Unichip Corp. ......... JPMorgan Chase Bank NA (136,805) 02/11/27 (1.50)% 1D OBFR01 Monthly 22,294
Global Unichip Corp. ......... Citibank NA (2,701,283) 02/24/27 (1.55)% 1D OBFR01 Monthly 411,058
Green Plains, Inc. ........... JPMorgan Chase Bank NA (3,607,529) 02/09/27 (0.15)% 1D OBFR01 Monthly (47,725)
Green Plains, Inc. ........... Citibank NA (2,653,328) 02/24/28 (0.15)% 1D OBFR01 Monthly 137,370
Grifols SA ................. Citibank NA (785,941) 02/24/27 (0.26)% 1D OBFR01 Monthly (26,666)
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (3,326,552) 02/11/27 (0.58)% 1D OBFR01 Monthly (371,267)
H & M Hennes & Mauritz AB .... Citibank NA (149,129) 02/24/27 (0.75)% 1D OBFR01 Monthly (12,673)
Hankyu Hanshin Holdings, Inc. ... Citibank NA (3,818,724) 02/24/27 (0.10)% 1D OBFR01 Monthly (116,469)
Henkel AG & Co. KGaA (Preference) Citibank NA (872,960) 02/24/27 (0.10)% 1D OBFR01 Monthly (17,309)
HOCHTIEF AG ............. Goldman Sachs Bank USA (14,858) 08/19/26 (0.26)% 1D FEDL01 Monthly 507
HOCHTIEF AG ............. JPMorgan Chase Bank NA (3,334,693) 02/11/27 (0.26)% 1D OBFR01 Monthly 41,723
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (263,579) 02/10/27 (0.30)% 1D OBFR01 Monthly 1,327
HUTCHMED China Ltd. ....... Citibank NA (640,168) 02/24/27 (0.90)% 1D OBFR01 Monthly 3,755
IAMGOLD Corp. ............ Citibank NA (1,343,604) 02/24/28 (0.20)% 1D OBFR01 Monthly 86,205
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (3,050,645) 02/10/27 (0.25)% 1D OBFR01 Monthly 217,897
IMCD NV ................. Citibank NA (4,231,107) 02/24/27 (0.28)% 1D OBFR01 Monthly (308,484)
Infrastrutture Wireless Italiane SpA JPMorgan Chase Bank NA (168,040) 02/11/27 (0.85)% 1D OBFR01 Monthly 1,933
Infrastrutture Wireless Italiane SpA Citibank NA (912,753) 02/24/27 (0.26)% 1D OBFR01 Monthly (32,353)
InPost SA ................. Citibank NA (4,052,076) 02/24/27 (0.26)% 1D OBFR01 Monthly (47,611)
Interactive Brokers Group, Inc. ... Citibank NA (15,181,875) 02/24/28 (0.15)% 1D OBFR01 Monthly 894,675
International Flavors & Fragrances,
Inc. ................... Citibank NA (8,346,478) 02/24/28 (0.15)% 1D OBFR01 Monthly (218,392)
International Paper Co. ........ JPMorgan Chase Bank NA (3,358,425) 02/11/27 (0.50)% 1D OBFR01 Monthly (468,216)
International Paper Co. ........ Citibank NA (15,256,569) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,097,479)
Intertek Group plc ........... Citibank NA (8,604,235) 02/24/27 (0.17)% 1D OBFR01 Monthly (126,016)
iShares Expanded Tech-Software
Sector ETF .............. Barclays Bank plc (22,462,541) 08/23/26 (0.63)% 1D OBFR01 Monthly (1,477,454)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (15,082,081) 02/24/28 (0.92)% 1D OBFR01 Monthly 7,586
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (21,880,159) 02/09/27 (0.38)% 1D OBFR01 Monthly 288,565
Ivanhoe Mines Ltd. ........... JPMorgan Chase Bank NA (4,366,856) 02/09/27 (0.25)% 1D OBFR01 Monthly (14,257)
Japan Steel Works Ltd. (The) .... Citibank NA (6,859,119) 02/24/27 (0.12)% 1D OBFR01 Monthly (35,199)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (375,580) 02/11/27 (0.25)% 1D OBFR01 Monthly (41,034)
JD Sports Fashion plc ......... Citibank NA (3,912,022) 02/24/27 (0.25)% 1D OBFR01 Monthly (159,457)
Johnson Controls International plc Citibank NA (19,405,856) 02/24/28 (0.15)% 1D OBFR01 Monthly (567,916)
JX Advanced Metals Corp. ..... JPMorgan Chase Bank NA (3,446,656) 02/10/27 (0.25)% 1D P TONA Monthly (14,672)
Kadokawa Corp. ............ Citibank NA (2,003,237) 02/24/27 (0.11)% 1D OBFR01 Monthly 5,374
Keurig Dr Pepper, Inc. ........ Citibank NA (6,055,725) 02/24/28 (0.15)% 1D OBFR01 Monthly (176,895)
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (571,977) 02/24/27 (0.10)% 1D OBFR01 Monthly (28,343)
LANXESS AG .............. JPMorgan Chase Bank NA (2,061,756) 02/10/27 (1.00)% 1D ESTR Monthly (235,873)
Leidos Holdings, Inc. ......... Citibank NA (8,427,525) 02/24/28 (0.15)% 1D OBFR01 Monthly (655,283)
LG Energy Solution Ltd. ....... Citibank NA (1,841,380) 02/24/27 (3.00)% 1D OBFR01 Monthly (79,540)
Li Auto, Inc. ............... Citibank NA (10,099,350) 02/24/27 (0.29)% 1D OBFR01 Monthly (1,220,625)
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (120) 02/10/27 (1.35)% 1D OBFR01 Monthly 1
Lululemon Athletica, Inc. ....... JPMorgan Chase Bank NA (9,012,566) 02/09/27 (0.15)% 1D OBFR01 Monthly (416,440)
Lululemon Athletica, Inc. ....... Citibank NA (25,871,828) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,255,138)
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (2,139,845) 02/10/27 (0.22)% 1D OBFR01 Monthly 368,426
M3, Inc. .................. Citibank NA (1,585,783) 02/24/27 (0.10)% 1D OBFR01 Monthly 11,736
MatsukiyoCocokara & Co. ...... Citibank NA (3,321,430) 02/24/27 (0.21)% 1D OBFR01 Monthly (175,146)
Mercari, Inc. ............... JPMorgan Chase Bank NA (1,757) 02/10/27 (0.25)% 1D OBFR01 Monthly 106
Mercari, Inc. ............... Citibank NA (9,913,371) 02/24/27 (0.12)% 1D OBFR01 Monthly 17,943
MMG Ltd. ................. Citibank NA (2,298,898) 02/24/27 (0.30)% 1D OBFR01 Monthly 15,135
Mosaic Co. (The) ............ Citibank NA (11,946,265) 02/24/28 (0.15)% 1D OBFR01 Monthly 346,117
Nebius Group NV ........... Citibank NA (11,747,353) 02/24/28 (0.44)% 1D OBFR01 Monthly 1,024,604
Nexi SpA ................. JPMorgan Chase Bank NA (2,344,705) 02/11/27 (1.23)% 1D OBFR01 Monthly (77,291)
Nexi SpA ................. Citibank NA (1,785,219) 02/24/27 (1.02)% 1D OBFR01 Monthly (40,490)
NIKE, Inc. ................. Citibank NA (13,352,036) 02/24/28 (0.15)% 1D OBFR01 Monthly 158,162
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (7,635,674) 02/10/27 (0.22)% 1D OBFR01 Monthly 121,204
Norwegian Cruise Line Holdings Ltd. Citibank NA (4,877,316) 02/24/28 (0.15)% 1D OBFR01 Monthly 316,601

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Omnicom Group, Inc. ......... Citibank NA USD (7,771,143) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 66,570
ON Semiconductor Corp. ...... Citibank NA (5,940,503) 02/24/28 (0.15)% 1D OBFR01 Monthly 589,009
Pagaya Technologies Ltd. ...... Barclays Bank plc (4,642,064) 08/23/26 (0.38)% 1D OBFR01 Monthly (663,545)
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (1,283,401) 02/09/27 (0.15)% 1D OBFR01 Monthly (161,175)
Panasonic Holdings Corp. ...... Citibank NA (7,534,790) 02/24/27 (0.13)% 1D OBFR01 Monthly (392,662)
Pandora A/S ............... Citibank NA (5,678,335) 02/24/27 (0.26)% 1D OBFR01 Monthly (346,539)
PayPal Holdings, Inc. ......... Citibank NA (9,287,323) 02/24/28 (0.08)% 1D OBFR01 Monthly (284,425)
Pernod Ricard SA ........... JPMorgan Chase Bank NA (6,750,852) 02/10/27 (0.52)% 1D ESTR Monthly (360,720)
Pernod Ricard SA ........... Citibank NA (9,130,841) 02/24/27 (0.26)% 1D OBFR01 Monthly (746,584)
Planet Fitness, Inc. .......... JPMorgan Chase Bank NA (5,076,940) 02/09/27 (0.15)% 1D OBFR01 Monthly (414,484)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (1,404,609) 02/10/27 (5.50)% 1D OBFR01 Monthly 24,292
POSCO Future M Co. Ltd. ...... Citibank NA (1,072,882) 02/24/27 (4.50)% 1D OBFR01 Monthly 4,858
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (794,276) 02/24/27 (0.30)% 1D OBFR01 Monthly (37,362)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (1,340,567) 02/09/27 (0.25)% 1D OBFR01 Monthly (111,621)
Public Storage .............. Citibank NA (18,908,969) 02/24/28 (0.15)% 1D OBFR01 Monthly (756,480)
Quanta Services, Inc. ......... Citibank NA (8,470,761) 02/24/28 (0.15)% 1D OBFR01 Monthly (381,769)
Randstad NV .............. JPMorgan Chase Bank NA (2,567,725) 02/11/27 (0.30)% 1D OBFR01 Monthly (837,050)
Recruit Holdings Co. Ltd. ...... Citibank NA (2,431,773) 02/24/27 (0.15)% 1D OBFR01 Monthly (114,629)
Renesas Electronics Corp. ..... Citibank NA (2,516,249) 02/24/27 (0.13)% 1D OBFR01 Monthly 547,952
Restaurant Brands International, Inc. Citibank NA (2,384,011) 02/24/28 (0.20)% 1D OBFR01 Monthly (24,699)
RH ..................... JPMorgan Chase Bank NA (5,356,853) 02/09/27 (0.15)% 1D OBFR01 Monthly (96,534)
Rocket Cos., Inc. ............ Citibank NA (4,133,645) 02/24/28 (0.15)% 1D OBFR01 Monthly 172,120
Royal Caribbean Cruises Ltd. ... Citibank NA (1,178,583) 02/24/28 (0.15)% 1D OBFR01 Monthly (81,567)
Sapporo Breweries Ltd. ....... JPMorgan Chase Bank NA (2,292,547) 02/10/27 (0.25)% 1D OBFR01 Monthly 41,209
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (2,719,911) 02/11/27 (0.26)% 1D OBFR01 Monthly 61,291
Sasol Ltd. ................. JPMorgan Chase Bank NA (4,711,275) 02/11/27 (0.40)% 1D OBFR01 Monthly (680,245)
Schroders plc .............. Citibank NA (5,656,431) 02/24/27 (0.25)% 1D OBFR01 Monthly (53,633)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,405,653) 02/10/27 (0.75)% 1D OBFR01 Monthly (162,590)
Seatrium Ltd. .............. Citibank NA (1,044,555) 02/24/27 (1.26)% 1D OBFR01 Monthly (36,345)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,027,339) 02/10/27 (0.30)% 1D OBFR01 Monthly 18,734
Sembcorp Industries Ltd. ...... Citibank NA (1,343,408) 02/24/27 (1.02)% 1D OBFR01 Monthly (27,779)
ServiceNow, Inc. ............ Citibank NA (3,541,471) 02/24/28 (0.15)% 1D OBFR01 Monthly (585,051)
SGH Ltd. ................. JPMorgan Chase Bank NA (1,299,479) 02/10/27 (0.25)% 1D OBFR01 Monthly (20,802)
Shandong Gold Mining Co. Ltd. .. Citibank NA (3,083,057) 02/24/27 (0.27)% 1D OBFR01 Monthly (57,108)
Sharp Corp. ............... JPMorgan Chase Bank NA (1,145,366) 02/10/27 (0.64)% 1D OBFR01 Monthly 31,643
Sharp Corp. ............... Citibank NA (219,575) 02/24/27 (1.34)% 1D OBFR01 Monthly (2,551)
Shiseido Co. Ltd. ............ Citibank NA (3,946,113) 02/24/27 (0.10)% 1D OBFR01 Monthly (231,783)
SIG Group AG .............. Citibank NA (4,285,257) 02/24/27 (0.26)% 1D OBFR01 Monthly (322,085)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (288,220) 02/10/27 (0.50)% 1D OBFR01 Monthly (27,192)
Sigma Foods SAB de CV ...... Citibank NA (794,128) 02/24/28 (0.74)% 1D OBFR01 Monthly (54,560)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (6,360,510) 02/10/27 (0.25)% 1D OBFR01 Monthly (387,388)
Simon Property Group, Inc. ..... JPMorgan Chase Bank NA (1,718,614) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,890)
Stellantis NV ............... JPMorgan Chase Bank NA (7,135,841) 02/10/27 (0.26)% 1D ESTR Monthly (451,972)
Stellantis NV ............... Citibank NA (3,731,407) 02/24/27 (0.26)% 1D OBFR01 Monthly 30,022
STMicroelectronics NV ........ Citibank NA (11,767,070) 02/24/27 (0.34)% 1D OBFR01 Monthly 2,142,783
Subaru Corp. .............. Citibank NA (1,544,077) 02/24/27 (0.15)% 1D OBFR01 Monthly (113,909)
Sun Life Financial, Inc. ........ Citibank NA (3,221,522) 02/24/28 (0.20)% 1D OBFR01 Monthly (55,751)
Super Micro Computer, Inc. ..... Citibank NA (9,573,348) 02/24/28 (0.15)% 1D OBFR01 Monthly 676,650
Swisscom AG (Registered) ..... Citibank NA (10,245,311) 02/24/27 (0.18)% 1D OBFR01 Monthly 51,874
Sysmex Corp. .............. Citibank NA (3,188,600) 02/24/27 (0.12)% 1D OBFR01 Monthly (198,103)
Take-Two Interactive Software, Inc. Citibank NA (5,695,848) 02/24/28 (0.15)% 1D OBFR01 Monthly (227,756)
Target Corp. ............... Citibank NA (13,284,330) 02/24/28 (0.15)% 1D OBFR01 Monthly (523,857)
Tema Space Innovators ETF .... Barclays Bank plc (8,532,341) 08/23/26 (2.75)% 1D OBFR01 Monthly 605,000
Temenos AG (Registered) ...... Citibank NA (1,418,282) 02/24/27 (0.26)% 1D OBFR01 Monthly (20,730)
TISI, Inc. ................. Citibank NA (1,498,398) 02/24/27 (0.10)% 1D OBFR01 Monthly (191,795)
TKO Group Holdings, Inc. ...... Citibank NA (3,498,397) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,082)
TOPPAN Holdings, Inc. ........ Citibank NA (5,955,170) 02/24/27 (0.12)% 1D OBFR01 Monthly 279,701
Trade Desk, Inc. (The) ........ Citibank NA (5,933,039) 02/24/28 (0.15)% 1D OBFR01 Monthly (155,245)
UDR, Inc. ................. Citibank NA (3,094,638) 02/24/28 (0.15)% 1D OBFR01 Monthly 108,007
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (15,650,039) 02/09/27 (0.37)% 1D OBFR01 Monthly 107,114
Vonovia SE ................ JPMorgan Chase Bank NA (1,862,302) 02/10/27 (0.10)% 1D ESTR Monthly 2,092

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Westinghouse Air Brake
Technologies Corp. ........ Citibank NA USD (5,875,632) 02/24/28 (0.15)% 1D OBFR01 Monthly $ 43,307
Whirlpool Corp. ............. Citibank NA (7,665,213) 02/24/28 (0.15)% 1D OBFR01 Monthly (74,299)
Whitbread plc .............. Citibank NA (3,426,253) 02/24/27 (0.25)% 1D OBFR01 Monthly (107,468)
Williams-Sonoma, Inc. ........ JPMorgan Chase Bank NA (1,514,922) 02/09/27 (0.15)% 1D OBFR01 Monthly (71,750)
Willis Towers Watson plc ....... Citibank NA (8,059,813) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,389,953)
WSP Global, Inc. ............ Citibank NA (4,274,567) 02/24/28 (0.20)% 1D OBFR01 Monthly 63,220
WuXi AppTec Co. Ltd. ......... JPMorgan Chase Bank NA (1,092,021) 02/10/27 (0.75)% HONIA Monthly (107,653)
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (296,085) 02/10/27 (0.76)% 1D OBFR01 Monthly (27,163)
Xinyi Glass Holdings Ltd. ...... Citibank NA (1,801,535) 02/24/27 (2.00)% 1D OBFR01 Monthly (55,865)
XPeng, Inc. ................ Citibank NA (3,065,498) 02/24/27 (0.30)% 1D OBFR01 Monthly (36,899)
Yakult Honsha Co. Ltd. ........ Citibank NA (4,035,449) 02/24/27 (0.25)% 1D OBFR01 Monthly (157,126)
Zensho Holdings Co. Ltd. ...... Citibank NA (4,070,237) 02/24/27 (0.11)% 1D OBFR01 Monthly (450,531)
Zijin Mining Group Co. Ltd. ..... Citibank NA (1,986,355) 02/24/27 (0.30)% 1D OBFR01 Monthly 7,727
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (3,368,652) 02/10/27 (0.40)% HONIA Monthly (78,637)
      Total short positions of equity swaps (19,853,428)
Total long and short position of equity swaps (18,692,378)
Net dividends and financing fees (9,947)
Total equity swap contracts including dividends and financing fees $ (18,702,325)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01
1-day ESTR ......................................... Euro Short-Term Rate 2.18
1-day IBR ........................................... Colombian Reference Banking Indicator 11.19
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5.41
1-day SOFR ......................................... Secured Overnight Financing Rate 3.62
1-day SONIA ......................................... Sterling Overnight Index Average 3.73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0.99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6.55
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.98
1-day ZARONIA ....................................... South African Rand Overnight Index Average 6.86
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.95
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6.98
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.72
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5.55
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.71
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.95
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.74

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 36,134,031 $ — $ 36,134,031
Ireland .............................................. — 141,423,684 — 141,423,684
Netherlands ........................................... — 1,383,780 — 1,383,780
United Kingdom ........................................ — 3,598,191 — 3,598,191
United States .......................................... — 430,206,312 72,954,392 503,160,704
Common Stocks
Argentina ............................................ 4,461,382 — — 4,461,382
Australia ............................................. — 54,727,767 308 54,728,075
Austria .............................................. — 796,028 — 796,028
Belgium ............................................. — 4,935,685 — 4,935,685
Brazil ............................................... 31,834,346 — — 31,834,346
Canada ............................................. 245,450,150 — — 245,450,150
Chile ............................................... — — 42,900 42,900
China ............................................... 14,649,211 131,088,378 — 145,737,589
Czech Republic ........................................ 645,523 1,074,111 — 1,719,634
Denmark ............................................. 1,473,704 24,038,315 — 25,512,019
Egypt ............................................... — 8,117,570 — 8,117,570
Finland .............................................. — 12,805,026 — 12,805,026
France .............................................. — 275,209,301 — 275,209,301
Georgia ............................................. — 4,614,472 — 4,614,472
Germany ............................................ 710,378 179,879,322 1 180,589,701
Greece .............................................. 1,485,443 1,154,379 — 2,639,822
Hong Kong ........................................... — 28,641,923 — 28,641,923
Hungary ............................................. — 5,018,157 — 5,018,157
India ............................................... 3,230 80,638,790 — 80,642,020
Indonesia ............................................ — 3,941,814 — 3,941,814
Ireland .............................................. 1,734,445 — — 1,734,445
Israel ............................................... 5,059,400 — 20,794 5,080,194
Italy ................................................ — 156,211,987 — 156,211,987
Japan ............................................... — 331,254,280 — 331,254,280
Kazakhstan ........................................... 9,716,933 1,728,256 — 11,445,189
Luxembourg .......................................... — 144,802 — 144,802
Macau .............................................. — 2,671,516 — 2,671,516
Mexico .............................................. 25,424,203 9,411,208 — 34,835,411
Netherlands ........................................... — 259,696,011 1,228,548 260,924,559
Norway .............................................. 4,260,592 9,101,813 — 13,362,405
Philippines ........................................... — 2,971,975 — 2,971,975
Poland .............................................. — 13,199,477 — 13,199,477
Portugal ............................................. — 1,923,050 — 1,923,050
Puerto Rico ........................................... 3,401,001 — — 3,401,001
Republic of Turkiye ...................................... 2,089,963 1,183,383 — 3,273,346
Romania ............................................. 1,634,370 — — 1,634,370
Saudi Arabia .......................................... 6,994,707 5,501,532 — 12,496,239
Singapore ............................................ — 1,400,159 — 1,400,159
South Africa ........................................... 8,685,762 13,075,988 — 21,761,750
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
South Korea .......................................... $ 23,292,596 $ 184,903,449 $ — $ 208,196,045
Spain ............................................... — 43,123,005 — 43,123,005
Sweden ............................................. — 33,672,774 — 33,672,774
Switzerland ........................................... 24,484,720 49,678,279 — 74,162,999
Taiwan .............................................. — 335,806,509 — 335,806,509
Thailand ............................................. — 10,256,778 — 10,256,778
United Arab Emirates .................................... 2,670,806 8,771,339 14 11,442,159
United Kingdom ........................................ 3,728,247 460,746,815 28,039,756 492,514,818
United States .......................................... 7,497,954,612 304,995,005 178,011,838 7,980,961,455
Uzbekistan ........................................... 1,373,535 — — 1,373,535
Corporate Bonds
Angola .............................................. — 4,259,850 — 4,259,850
Argentina ............................................ — 824,633 — 824,633
Australia ............................................. — 3,208,542 25,374,445 28,582,987
Austria .............................................. — 8,598,222 — 8,598,222
Belgium ............................................. — 5,327,165 — 5,327,165
Brazil ............................................... — 5,638,974 — 5,638,974
Canada ............................................. — 56,839,267 59,773,787 116,613,054
Chile ............................................... — 2,901,348 — 2,901,348
China ............................................... — 31,838,084 — 31,838,084
Colombia ............................................ — 2,051,706 — 2,051,706
Denmark ............................................. — 4,532,673 — 4,532,673
Finland .............................................. — 1,744,568 — 1,744,568
France .............................................. — 53,272,137 8,327,338 61,599,475
Germany ............................................ — 54,805,763 12,519,985 67,325,748
Greece .............................................. — 2,620,198 — 2,620,198
Hong Kong ........................................... — 5,228,375 — 5,228,375
India ............................................... — 8,578,739 5 8,578,744
Indonesia ............................................ — 3,238,537 — 3,238,537
Ireland .............................................. — 5,997,528 — 5,997,528
Israel ............................................... — 3,456,870 — 3,456,870
Italy ................................................ — 36,454,329 17,484,679 53,939,008
Jamaica ............................................. — 486,894 — 486,894
Japan ............................................... — 36,903,380 — 36,903,380
Jersey, Channel Islands ................................... — 14,069,875 — 14,069,875
Kazakhstan ........................................... — 555,654 — 555,654
Kuwait .............................................. — 650,061 — 650,061
Luxembourg .......................................... — 46,691,217 — 46,691,217
Macau .............................................. — 2,428,240 — 2,428,240
Malaysia ............................................. — 683,161 — 683,161
Mauritius ............................................. — 5,204,850 45,718,121 50,922,971
Mexico .............................................. — 2,279,414 — 2,279,414
Netherlands ........................................... — 20,782,617 — 20,782,617
New Zealand .......................................... — 291,162 — 291,162
Nigeria .............................................. — 1,245,304 — 1,245,304
Norway .............................................. — 6,409,925 — 6,409,925
Peru ................................................ — 1,557,539 — 1,557,539
Philippines ........................................... — 1,044,386 — 1,044,386
Portugal ............................................. — 1,040,132 — 1,040,132
Republic of Turkiye ...................................... — 1,910,372 — 1,910,372
Saudi Arabia .......................................... — 1,031,265 — 1,031,265
Singapore ............................................ — 750,215 8,218,363 8,968,578
Slovenia ............................................. — 1,010,598 — 1,010,598
South Africa ........................................... — 2,611,983 — 2,611,983
Spain ............................................... — 5,710,973 — 5,710,973
Sweden ............................................. — 4,244,848 — 4,244,848
Switzerland ........................................... — 3,186,620 — 3,186,620
Taiwan .............................................. — 360,135 — 360,135
Thailand ............................................. — 1,558,929 — 1,558,929
Ukraine ............................................. — 1,025,910 — 1,025,910
United Arab Emirates .................................... — 1,243,750 — 1,243,750
United Kingdom ........................................ — 121,084,713 1,325,781 122,410,494
United States .......................................... — 403,571,125 157,482,638 561,053,763
Uzbekistan ........................................... — 509,145 — 509,145
Vietnam ............................................. — 352,132 — 352,132
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Fixed Rate Loan Interests .................................. $ — $ — $ 18,631,663 $ 18,631,663
Floating Rate Loan Interests
Austria .............................................. — 1,149,783 — 1,149,783
Belgium ............................................. — 5,756,597 — 5,756,597
Canada ............................................. — 4,162,076 — 4,162,076
Finland .............................................. — 3,690,105 — 3,690,105
France .............................................. — 40,847,061 — 40,847,061
Germany ............................................ — 31,289,169 — 31,289,169
Ireland .............................................. — 2,642,246 — 2,642,246
Jersey, Channel Islands ................................... — — 14,386,650 14,386,650
Luxembourg .......................................... — 49,781,712 — 49,781,712
Netherlands ........................................... — 68,569,836 1,349,633 69,919,469
New Zealand .......................................... — — 8,591,906 8,591,906
Norway .............................................. — 2,363,439 — 2,363,439
Spain ............................................... — 15,331,343 — 15,331,343
Sweden ............................................. — 11,796,755 — 11,796,755
United Kingdom ........................................ — 58,378,695 3,994,637 62,373,332
United States .......................................... — 179,310,955 53,892,706 233,203,661
Foreign Agency Obligations ................................. — 26,286,889 — 26,286,889
Foreign Government Obligations .............................. — 302,707,973 — 302,707,973
Grantor Trust ........................................... 283,468,249 — — 283,468,249
Investment Companies .................................... 187,428,852 — — 187,428,852
Municipal Bonds ......................................... — 3,565,215 — 3,565,215
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 4,529,911 — 4,529,911
Ireland .............................................. — 3,036,753 — 3,036,753
United States .......................................... — 242,253,096 53,783,026 296,036,122
Preferred Securities
Brazil ............................................... 12,308,931 — 13,258,836 25,567,767
Chile ............................................... — 364,840 — 364,840
China ............................................... — — 87,784,326 87,784,326
Colombia ............................................ — 1,026,873 — 1,026,873
Finland .............................................. — 1,807,663 — 1,807,663
France .............................................. — 5,941,599 — 5,941,599
Germany ............................................ — 32,047,901 — 32,047,901
Greece .............................................. — 999,662 — 999,662
Hong Kong ........................................... — 765,713 — 765,713
India ............................................... — 1,099,415 — 1,099,415
Italy ................................................ — 4,438,833 — 4,438,833
Japan ............................................... — 3,431,446 — 3,431,446
Jersey, Channel Islands ................................... — — 5,078,305 5,078,305
Luxembourg .......................................... — 2,471,906 — 2,471,906
Malaysia ............................................. — 488,005 — 488,005
Mexico .............................................. — 719,098 — 719,098
Netherlands ........................................... — 5,383,514 — 5,383,514
Norway .............................................. — 2,055,127 — 2,055,127
Singapore ............................................ — 195,093 — 195,093
Spain ............................................... — 12,291,857 — 12,291,857
Sweden ............................................. — 1,421,196 — 1,421,196
Thailand ............................................. — 2,999,051 — 2,999,051
United Kingdom ........................................ — 10,195,721 1,366,773 11,562,494
United States .......................................... 44,478,156 16,419,953 545,221,755 606,119,864
Rights ................................................ — — 128,645 128,645
U.S. Government Sponsored Agency Securities .................... — 286,858,597 — 286,858,597
U.S. Treasury Obligations ................................... — 59,316,641 — 59,316,641
Warrants .............................................. 14,285 6,170,406 11,336,331 17,521,022
Short-Term Securities
Foreign Government Obligations .............................. — 22,772,053 — 22,772,053
Money Market Funds ...................................... 912,716,305 — — 912,716,305
Options Purchased
Equity contracts .......................................... 38,802,065 15,234,502 — 54,036,567
Foreign currency exchange contracts ........................... — 2,339,989 — 2,339,989
Interest rate contracts ...................................... — 2,001,092 — 2,001,092
Other contracts .......................................... — 11,004 — 11,004
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ 74,449 $ 270 $ 74,719
$ 9,402,436,102 $ 6,223,553,266 $ 1,435,329,155 $ 17,061,318,523
Investments Valued at NAV
(b)
...................................... 21,002,570
$ 17,082,321,093
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 8,590,157 $ — $ 8,590,157
Equity contracts ........................................... 56,107,804 19,265,823 — 75,373,627
Foreign currency exchange contracts ............................ — 29,447,220 — 29,447,220
Interest rate contracts ....................................... 32,833,900 151,871,340 — 184,705,240
Other contracts ........................................... — 96,243 — 96,243
Liabilities
Commodity contracts ....................................... (171,506) — — (171,506)
Credit contracts ........................................... — (5,456,046) — (5,456,046)
Equity contracts ........................................... (69,308,407) (52,446,939) — (121,755,346)
Foreign currency exchange contracts ............................ — (31,031,816) — (31,031,816)
Interest rate contracts ....................................... (40,439,839) (138,190,778) — (178,630,617)
$ (20,978,048) $ (17,854,796) $ — $ (38,832,844)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of April 30, 2026 . $ 75,605,068 $ 395,175,122 $ 321,227,777 $ 18,672,823 $ 91,088,954 $ 53,177,408 $ 538,442,459 $ 128,645 $ 66 $ 17,525,299 $ 1,511,043,621
Transfers into Level 3
(a)
.......... — — 33,736,569 — 15,999,103 — 698,294 — — — 50,433,966
Transfers out of Level 3
(b)
......... — — — — (2,873,588) — — — — — (2,873,588)
Accrued discounts/premiums ....... (6,976) — 109,400 — 46,676 39,093 — — — — 188,193
Net realized gain (loss) .......... (88,777) 3,010,511 845,248 — 90,034 32,854 (6,376,505) — — — (2,486,635)
Net change in unrealized appreciation
(depreciation)
(c)
............. (6,793) (145,571,494) 451,047 (41,160) (6,929,735) 1,004,333 128,754,647 — 204 (6,188,968) (28,527,919)
Purchases ................... 878,305 12,233,284 95,384,082 — 1,426,214 1,650,536 813,500 — — — 112,385,921
Sales ...................... (3,426,435) (57,503,264) (115,528,981) — (16,632,126) (2,121,198) (9,622,400) — — — (204,834,404)
Closing balance, as of July 31, 2026 ..
$ 72,954,392 $ 207,344,159 $ 336,225,142 $ 18,631,663 $ 82,215,532 $ 53,783,026 $ 652,709,995 $ 128,645 $ 270 $ 11,336,331 $ 1,435,329,155
Net change in unrealized appreciation
(depreciation) on investments still
held at July 31, 2026
(c)
.........
$ (6,793) $ 13,167,873 $ (2,468,215) $ (41,160) $ (6,839,189) $ 1,004,333 $ 128,314,377 $ — $ 204 $ 499,533 $ 133,630,963
(a)
As of April 30, 2026, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of April 30, 2026, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $130,863,993.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 62,944,392 Income Discount Rate 7% - 20% 9%
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 203,196,411 Market Revenue Multiple 0.50x - 45.17x 11.30x
Time to Exit 1.0 - 5.6 years 3.9 years
Volatility 56% - 108% 90%
EBITDA Multiple 3.15x - 10.25x 7.81x
NAV Multiple 1.05x —
Liquidity Discount 10% —
Discount for Lack of
Marketability 11% —
Income Discount Rate 10% - 15% 12%
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 287,439,288 Income Discount Rate 5% - 34% 14%
Estimated Recovery Value 31% —
Market Volatility 60% 60%
Time to Exit 0.1 - 1.4 years 0.9 years
Revenue Multiple 0.50x —
Direct Profit Multiple 2.00x —
Fixed Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18,631,663 Income Discount Rate 7% —
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56,927,014 Income Discount Rate 10% - 29% 19%
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . 11,877,016 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 651,984,472 Income Discount Rate 10% - 17% 14%
Market Revenue Multiple 1.05x - 45.17x 21.00x
Time to Exit 1.0 - 4.0 years 3.2 years
Volatility 60% - 80% 73%
Gross Profit Multiple 6.75x —
EBITDAR Multiple 9.50x —
Market Adjustment Multiple 0.20x - 1.15x 1.02x
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 128,645 Income Discount Rate 5% —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11,336,261 Market Revenue Multiple 2.50x - 9.75x 7.22x
Time to Exit 0.3 - 4.6 years 3.7 years
Volatility 40% - 70% 52%
EBITDA Multiple 9.00x —
$ 1,304,465,162
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Consolidated Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Global Allocation Fund, Inc.

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SSARON CHF - Swiss Average Rate O/N
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate